SEC File Nos. 002-10758

811-00066

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 109 (X)

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 48 (X)

__________________

AMERICAN BALANCED FUND

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower, Suite 2000, San Francisco, California 94105-1409

(Address of Principal Executive Offices) (ZIP Code)

Registrant's Telephone Number, Including Area Code: (415) 421-9360

__________________

Patrick F. Quan

Secretary

American Balanced Fund

One Market

Steuart Tower, Suite 2000

San Francisco, California 94105-1409

(Name and Address of Agent for Service)

Copy to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, CA 90071-3106

(Counsel for the Registrant)

__________________

Approximate date of proposed public offering:

[X] It is proposed that this filing will become effective on March 1, 2014, pursuant to paragraph (b) of Rule 485.

American Balanced Fund® Prospectus March 1, 2014

Class A	B	C	F-1	F-2	529-A	529-B	529-C
ABALX	BALBX	BALCX	BALFX	AMBFX	CLBAX	CLBBX	CLBCX

529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
CLBEX	CLBFX	RLBAX	RLBBX	RLBCX	RLBEX	RLBFX	RLBGX

Table of contents
Investment objectives	1
Fees and expenses of the fund	1
Principal investment strategies	2
Principal risks	3
Investment results	5
Management	6
Purchase and sale of fund shares	7
Tax information	7
Payments to broker-dealers and other financial intermediaries	7
Investment objectives, strategies and risks	8
Management and organization	11
Shareholder information	14
Purchase, exchange and sale of shares	15
How to sell shares	20
Distributions and taxes	23
Choosing a share class	24
Sales charges	25
Sales charge reductions and waivers	28
Rollovers from retirement plans to IRAs	31
Plans of distribution	31
Other compensation to dealers	32
Fund expenses	32
Financial highlights	34

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities. Further, it has not determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Investment objectives

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 28 of the prospectus and on page 59 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share classes
	A and 529-A	B and 529-B	C and 529-C	529-E	F-1, F-2 and 529-F-1	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)	$10	$10	$10	$10	$10	N/A

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	529-A	529-B	529-C
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.24	1.00	1.00	0.25	none	0.22	0.99	0.99
Other expenses	0.13	0.12	0.17	0.17	0.17	0.24	0.26	0.25
Total annual fund operating expenses	0.61	1.36	1.41	0.66	0.41	0.70	1.49	1.48

	529-E	529-F-1	R-1	R-2	R-3	R-4	R-5	R-6
Management fees	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.50	0.00	0.99	0.74	0.50	0.25	none	none
Other expenses	0.21	0.24	0.16	0.38[2]	0.20	0.16	0.10	0.05
Total annual fund operating expenses	0.95	0.48	1.39	1.36	0.94	0.65	0.34	0.29
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	Estimated based on current fees.

American Balanced Fund / Prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$634	$759	$ 896	$1,293
B	638	831	945	1,429
C	244	446	771	1,691
F-1	67	211	368	822
F-2	42	132	230	518
529-A	662	825	1,001	1,501
529-B	671	910	1,070	1,667
529-C	270	507	865	1,868
529-E	117	342	584	1,270
529-F-1	69	194	328	710
R-1	142	440	761	1,669
R-2	138	431	745	1,635
R-3	96	300	520	1,155
R-4	66	208	362	810
R-5	35	109	191	431
R-6	30	93	163	368

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$138	$431	$745	$1,429
C	144	446	771	1,691
529-B	171	510	870	1,667
529-C	170	507	865	1,868

Portfolio turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal investment strategies

The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S.

American Balanced Fund / Prospectus 2

government and by federal agencies and instrumentalities. In addition, the fund may invest a portion of its assets in common stocks, most of which have a history of paying dividends, bonds and other securities of issuers domiciled outside the United States.

Normally the fund will maintain at least 50% of the value of its assets in common stocks and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

American Balanced Fund / Prospectus 3

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in pass-through securities — Pass-through securities are debt obligations backed by a pool of assets, such as mortgages. In addition to the risks associated with investing in debt securities generally, pass-through securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which pass-through securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United

American Balanced Fund / Prospectus 4

States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The 60%/40% S&P/BC Index is a composite blend of 60% of the S&P 500 and 40% of the Barclays U.S. Aggregate Index and represents a broad measure of the U.S. stock and bond markets, including market sectors in which the fund may invest. The Lipper Balanced Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund’s objective and/or strategies. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

American Balanced Fund / Prospectus 5

Average annual total returns For the periods ended December 31, 2013 (with maximum sales charge):
Share class	1 year	5 years	10 years
A − Before taxes	14.76%	13.23%	6.35%
− After taxes on distributions	14.30	12.76	5.67
− After taxes on distributions and sale of fund shares	8.68	10.58	5.02

Share classes (before taxes)	Inception date	1 year	5 years	10 years	Lifetime
B	3/15/2000	15.81%	13.49%	6.34%	7.72%
C	3/15/2001	19.72	13.67	6.12	6.45
F-1	3/15/2001	21.70	14.57	6.97	7.11
F-2	8/5/2008	21.99	14.84	N/A	9.18
529-A	2/15/2002	14.62	13.15	6.28	6.53
529-B	2/15/2002	15.63	13.35	6.21	6.46
529-C	2/19/2002	19.68	13.61	6.06	6.32
529-E	3/5/2002	21.31	14.19	6.60	6.52
529-F-1	9/17/2002	21.88	14.74	7.09	8.42
R-1	5/29/2002	20.76	13.70	6.14	6.25
R-2	5/21/2002	20.87	13.72	6.15	6.23
R-3	6/4/2002	21.33	14.22	6.64	6.89
R-4	6/21/2002	21.68	14.56	6.94	7.47
R-5	5/15/2002	22.04	14.90	7.27	7.29
R-6	5/1/2009	22.12	N/A	N/A	16.11

Indexes	1 year	5 years	10 years
S&P 500 (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	32.37%	17.93%	7.40%
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–2.02	4.44	4.55
60%/40% S&P/BC Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.55	12.70	6.54
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	16.39	12.62	6.19
Class A annualized 30-day yield at December 31, 2013: 1.48% (For current yield information, please call American FundsLine® at (800) 325-3590.)

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-favored arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

Management

Investment adviser Capital Research and Management CompanySM

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

American Balanced Fund / Prospectus 6

Portfolio manager/ Fund title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
Gregory D. Johnson Vice Chairman, President and Trustee	11 years	Senior Vice President – Capital World Investors
Hilda L. Applbaum Senior Vice President	15 years	Senior Vice President – Capital World Investors
Jeffrey T. Lager Senior Vice President	3 years	Senior Vice President – Capital World Investors
James R. Mulally Senior Vice President	8 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
John H. Smet Senior Vice President	17 years	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Alan N. Berro Vice President	8 years	Senior Vice President – Capital World Investors
Dina N. Perry	8 years	Senior Vice President – Capital World Investors
Eugene P. Stein	3 years	Senior Vice President – Capital World Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

American Balanced Fund / Prospectus 7

Investment objectives, strategies and risks

The investment objectives of the fund are: (1) conservation of capital, (2) current income and (3) long-term growth of capital and income. While it has no present intention to do so, the fund’s board may change the fund’s investment objectives without shareholder approval upon 60 days’ written notice to shareholders. The fund uses a balanced approach to invest in a broad range of securities, including common stocks and investment-grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality). The fund also invests in securities issued and guaranteed by the U.S. government and by federal agencies and instrumentalities. The fund invests in debt securities with a wide range of maturities. Normally, the fund will maintain at least 50% of the value of its assets in common stocks, most of which have a history of paying dividends, and at least 25% of the value of its assets in debt securities, including money market securities. Although the fund focuses on investments in medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

The fund may also hold cash or money market instruments, including commercial paper and short-term securities issued by the U.S. government, its agencies and instrumentalities. The percentage of the fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of fund shares. For temporary defensive purposes, the fund may invest without limitation in such instruments. The investment adviser may determine that it is appropriate to invest substantially in such instruments in response to certain circumstances, such as periods of market turmoil. A larger percentage of such holdings could moderate the fund’s investment results in a period of rising market prices. A larger percentage of cash or money market instruments could reduce the magnitude of the fund’s loss in a period of falling market prices and provide liquidity to make additional investments or to meet redemptions.

The following are certain risks associated with the fund’s investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline in response to certain events taking place around the world, including those directly involving the issuers of securities held by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency, interest rate and commodity price fluctuations.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest

American Balanced Fund / Prospectus 8

rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in pass-through securities — Pass-through securities are debt obligations backed by a pool of assets, such as mortgages. In addition to the risks associated with investing in debt securities generally, pass-through securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which pass-through securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside

American Balanced Fund / Prospectus 9

the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and ongoing credit analysis, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

In addition to the investment strategies described above, the fund has other investment practices that are described in the statement of additional information, which includes a description of certain risks related to the fund’s investment strategies and other investment practices. The fund’s investment results will depend on the ability of the fund’s investment adviser to navigate the risks discussed above as well as those described in the statement of additional information.

Fund comparative indexes The investment results table in this prospectus shows how the fund’s average annual total returns compare with various broad measures of market results. The Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The 60%/40% S&P/BC Index blends the S&P 500 with the Barclays U.S. Aggregate Index by weighting their cumulative total returns at 60% and 40%, respectively. This assumes the blend is rebalanced monthly. The S&P 500 and Barclays U.S. Aggregate Index are unmanaged and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. The Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or U.S. federal income taxes.

Fund results All fund results in this prospectus reflect the reinvestment of dividends and capital gain distributions, if any. Unless otherwise noted, fund results reflect any fee waivers and/or expense reimbursements in effect during the periods presented.

American Balanced Fund / Prospectus 10

Management and organization

Investment adviser Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as the investment adviser to the fund and other funds, including the American Funds. Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. and is located at 333 South Hope Street, Los Angeles, California 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears in the Annual Fund Operating Expenses table under “Fees and expenses of the fund.” Please see the statement of additional information for further details. A discussion regarding the basis for approval of the fund’s Investment Advisory and Service Agreement by the fund’s board of trustees is contained in the fund’s annual report to shareholders for the fiscal year ended December 31, 2013.

Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another.

The equity investment divisions may, in the future, be incorporated as wholly owned subsidiaries of Capital Research and Management Company. In that event, Capital Research and Management Company would continue to be the investment adviser, and day-to-day investment management of equity assets would continue to be carried out through one or more of these subsidiaries. Although not currently contemplated, Capital Research and Management Company could incorporate its fixed-income division in the future and engage it to provide day-to-day investment management of fixed-income assets. Capital Research and Management Company and each of the funds it advises have received an exemptive order from the U.S. Securities and Exchange Commission that allows Capital Research and Management Company to use, upon approval of the fund’s board, its management subsidiaries and affiliates to provide day-to-day investment management services to the fund, including making changes to the management subsidiaries and affiliates providing such services. The fund’s shareholders have approved this arrangement; however, there is no assurance that Capital Research and Management Company will incorporate its investment divisions or exercise any authority granted to it under the exemptive order.

Portfolio holdings Portfolio holdings information for the fund is available on the American Funds website at americanfunds.com. A description of the fund’s policies and procedures regarding disclosure of information about its portfolio holdings is available in the statement of additional information.

American Balanced Fund / Prospectus 11

The Capital SystemSM Capital Research and Management Company uses a system of multiple portfolio managers in managing mutual fund assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers who decide how their respective segments will be invested. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio. Investment decisions are subject to a fund’s objective(s), policies and restrictions and the oversight of the appropriate investment-related committees of Capital Research and Management Company and its investment divisions. The table below shows the investment experience and role in management of the fund for each of the fund’s primary portfolio managers.

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Gregory D. Johnson	Investment professional for 20 years, all with Capital Research and Management Company or affiliate	11 years	Serves as an equity portfolio manager
Hilda L. Applbaum	Investment professional for 27 years in total; 19 years with Capital Research and Management Company or affiliate	15 years	Serves as an equity/fixed-income portfolio manager
Jeffrey T. Lager	Investment professional for 19 years in total; 17 years with Capital Research and Management Company or affiliate	3 years	Serves as an equity portfolio manager
James R. Mulally	Investment professional for 38 years in total; 34 years with Capital Research and Management Company or affiliate	8 years	Serves as a fixed-income portfolio manager
John H. Smet	Investment professional for 32 years in total; 31 years with Capital Research and Management Company or affiliate	17 years	Serves as a fixed-income portfolio manager
Alan N. Berro	Investment professional for 28 years in total; 23 years with Capital Research and Management Company or affiliate	8 years	Serves as an equity portfolio manager
American Balanced Fund / Prospectus 12

Portfolio manager	Investment experience	Experience in this fund	Role in management of the fund
Dina N. Perry	Investment professional for 36 years in total; 22 years with Capital Research and Management Company or affiliate	8 years	Serves as an equity portfolio manager
Eugene P. Stein	Investment professional for 43 years in total; 42 years with Capital Research and Management Company or affiliate	3 years	Serves as an equity portfolio manager

Information regarding the portfolio managers’ compensation, their ownership of securities in the fund and other accounts they manage is in the statement of additional information.

American Balanced Fund / Prospectus 13

Certain privileges and/or services described on the following pages of this prospectus and in the statement of additional information may not be available to you, depending on your investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer or retirement plan recordkeeper for more information.

Shareholder information

Shareholder services American Funds Service Company, the fund’s transfer agent, offers a wide range of services that you can use to alter your investment program should your needs or circumstances change. These services may be terminated or modified at any time upon 60 days’ written notice.

A more detailed description of policies and services is included in the fund’s statement of additional information and the owner’s guide sent to new American Funds shareholders entitled Welcome. Class 529 shareholders should also refer to the applicable program description for information on policies and services relating specifically to their account(s). These documents are available by writing to or calling American Funds Service Company.

American Balanced Fund / Prospectus 14

Unless otherwise noted, references to Class A, B, C or F-1 shares on the following pages also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Unless otherwise noted, references to Class F shares refer to both Class F-1 and F-2 shares and references to Class R shares refer to Class R-1, R-2, R-3, R-4, R-5 and R-6 shares.

Purchase, exchange and sale of shares

The fund’s transfer agent, on behalf of the fund and American Funds Distributors,® the fund’s distributor, is required by law to obtain certain personal information from you or any other person(s) acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity or that of any other person(s) authorized to act on your behalf, or believes it has identified potentially criminal activity, the fund and American Funds Distributors reserve the right to close your account or take such other action they deem reasonable or required by law.

When purchasing shares, you should designate the fund or funds in which you wish to invest. Subject to the exception below, if no fund is designated, your money will be held uninvested (without liability to the transfer agent for loss of income or appreciation pending receipt of proper instructions) until investment instructions are received, but for no more than three business days. Your investment will be made at the net asset value (plus any applicable sales charge, in the case of Class A shares) next determined after investment instructions are received and accepted by the transfer agent. If investment instructions are not received, your money will be invested in Class A shares of American Funds Money Market Fund® on the third business day after receipt of your investment.

If the amount of your cash investment is $10,000 or less, no fund is designated, and you made a cash investment (excluding exchanges) within the last 16 months, your money will be invested in the same proportion and in the same fund or funds and in the same class of shares in which your last cash investment was made.

Different procedures may apply to certain employer-sponsored arrangements, including, but not limited to, SEPs and SIMPLE IRAs.

Valuing shares The net asset value of each share class of the fund is the value of a single share of that class. The fund calculates the net asset value each day the New York Stock Exchange is open for trading as of approximately 4 p.m. New York time, the normal close of regular trading. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s net asset value would still be determined as of 4 p.m. New York time. In this example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a “fair value” adjustment is appropriate due to subsequent events. Assets are valued primarily on the basis of market quotations. However, the fund has adopted procedures for making fair value determinations if market quotations are not readily available or are not considered reliable. For example, if events occur between the close of markets outside the United States and the close of regular trading on the New York Stock Exchange that, in the opinion of the investment adviser, materially affect the value of any of the fund’s securities that trade principally in those international markets, those securities will be valued in accordance with fair value procedures. Use of these procedures is intended to

American Balanced Fund / Prospectus 15

result in more appropriate net asset values. In addition, such use is intended to reduce potential arbitrage opportunities otherwise available to short-term investors.

Because the fund may hold securities that are listed primarily on foreign exchanges that trade on weekends or days when the fund does not price its shares, the values of securities held in the fund may change on days when you will not be able to purchase or redeem fund shares.

Your shares will be purchased at the net asset value (plus any applicable sales charge, in the case of Class A shares) or sold at the net asset value next determined after American Funds Service Company receives your request, provided that your request contains all information and legal documentation necessary to process the transaction. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

Purchase of Class A and C shares You may generally open an account and purchase Class A and C shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund’s shares. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class B shares Class B and 529-B shares may not be purchased or acquired, except by exchange from Class B or 529-B shares of another fund in the American Funds family. Any other investment received by the fund that is intended for Class B or 529-B shares will instead be invested in Class A or 529-A shares and will be subject to any applicable sales charges.

Shareholders with investments in Class B and 529-B shares may continue to hold such shares until they convert to Class A or 529-A shares. However, no additional investments will be accepted in Class B or 529-B shares. Dividends and capital gain distributions may continue to be reinvested in Class B or 529-B shares until their conversion dates. In addition, shareholders invested in Class B or 529-B shares will be able to exchange those shares for Class B or 529-B shares of other American Funds offering Class B or 529-B shares until they convert.

Automatic conversion of Class B and C shares Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date; however, Class 529-C shares will not convert to Class 529-F-1 shares. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, the automatic conversion feature may be suspended. If this were to happen, you would have the option of converting your Class B, 529-B or C shares to the respective share classes at the anniversary dates described above. This exchange would be based on the relative net asset values of the two classes in question, without the imposition of a sales charge or fee, but you might face certain tax consequences as a result.

Purchase of Class F shares You may generally open an account and purchase Class F shares only through fee-based programs of investment dealers that have special agreements with the fund’s distributor, through certain registered investment advisors and through other intermediaries approved by the fund’s distributor. These intermediaries typically charge ongoing fees for services they

American Balanced Fund / Prospectus 16

provide. Intermediary fees are not paid by the fund and normally range from .75% to 1.50% of assets annually, depending on the services offered.

Purchase of Class 529 shares Class 529 shares may be purchased only through an account established with a 529 college savings plan managed by the American Funds organization. You may open this type of account and purchase Class 529 shares by contacting any financial advisor (who may impose transaction charges in addition to those described in this prospectus) authorized to sell such an account. You may purchase additional shares in various ways, including through your financial advisor and by mail, telephone, the Internet and bank wire.

Class 529-E shares may be purchased only by employees participating through an eligible employer plan.

Accounts holding Class 529 shares are subject to a $10 account setup fee and an annual $10 account maintenance fee.

Investors residing in any state may purchase Class 529 shares through an account established with a 529 college savings plan managed by the American Funds organization. Class 529-A, 529-B, 529-C and 529-F-1 shares are structured similarly to the corresponding Class A, B, C and F-1 shares. For example, the same initial sales charges apply to Class 529-A shares as to Class A shares.

Purchase of Class R shares Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the fund. Class R-5 and R-6 shares are generally available only to fee-based programs or through retirement plan intermediaries. In addition, Class R-5 and R-6 shares are available for investment by other registered investment companies approved by the fund’s investment adviser or distributor. Class R shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

Purchases by employer-sponsored retirement plans Eligible retirement plans generally may open an account and purchase Class A or R shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell these classes of the fund’s shares. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan’s administrator or recordkeeper.

Class A shares are generally not available for retirement plans using the PlanPremier® or Recordkeeper Direct® recordkeeping programs.

Employer-sponsored retirement plans that are eligible to purchase Class R shares may instead purchase Class A shares and pay the applicable Class A sales charge, provided that their recordkeepers can properly apply a sales charge on plan investments. These plans are not eligible to make initial purchases of $1 million or more in Class A shares and thereby invest in Class A shares without a sales charge, nor are they eligible to establish a statement of intention that qualifies them to

American Balanced Fund / Prospectus 17

purchase Class A shares without a sales charge. More information about statements of intention can be found under “Sales charge reductions and waivers” in this prospectus. Plans investing in Class A shares with a sales charge may purchase additional Class A shares in accordance with the sales charge table in this prospectus.

Employer-sponsored retirement plans that invested in Class A shares without any sales charge before April 1, 2004, and that continue to meet the eligibility requirements in effect as of that date for purchasing Class A shares at net asset value, may continue to purchase Class A shares without any initial or contingent deferred sales charge.

A 403(b) plan may not invest in Class A or C shares unless it was invested in Class A or C shares before January 1, 2009.

Purchase minimums and maximums Purchase minimums described in this prospectus may be waived in certain cases. In addition, the fund reserves the right to redeem the shares of any shareholder for their then current net asset value per share if the shareholder’s aggregate investment in the fund falls below the fund’s minimum initial investment amount. See the statement of additional information for details.

For accounts established with an automatic investment plan, the initial purchase minimum of $250 may be waived if the purchases (including purchases through exchanges from another fund) made under the plan are sufficient to reach $250 within five months of account establishment.

The effective purchase maximums for Class 529-A, 529-C, 529-E and 529-F-1 shares will reflect the maximum applicable contribution limits under state law. See the applicable program description for more information.

The purchase maximum for Class C shares is $500,000 per transaction. In addition, if you have significant American Funds holdings, you may not be eligible to invest in Class C or 529-C shares. Specifically, you may not purchase Class C or 529-C shares if you are eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (that is, at net asset value). See “Sales charge reductions and waivers” in this prospectus and the statement of additional information for more details regarding sales charge discounts.

American Balanced Fund / Prospectus 18

Exchange Generally, you may exchange your shares for shares of the same class of other American Funds without a sales charge. Class A, C or F-1 shares may generally be exchanged for the corresponding 529 share class without a sales charge. Class B shares may not be exchanged for Class 529-B shares. Exchanges from Class A, C or F-1 shares to the corresponding 529 share class, particularly in the case of Uniform Gifts to Minors Act or Uniform Transfers to Minors Act custodial accounts, may result in significant legal and tax consequences, as described in the applicable program description. Please consult your financial advisor before making such an exchange.

Exchanges of shares from American Funds Money Market Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the first day of the month in which shares were purchased and will not be affected by any permitted exchange.

Exchanges have the same tax consequences as ordinary sales and purchases. For example, to the extent you exchange shares held in a taxable account that are worth more now than what you paid for them, the gain will be subject to taxation.

See “Transactions by telephone, fax or the Internet” in the section “How to sell shares” of this prospectus for information regarding electronic exchanges.

Please see the statement of additional information for details and limitations on moving investments in certain share classes to different share classes and on moving investments held in certain accounts to different accounts.

American Balanced Fund / Prospectus 19

How to sell shares

You may sell (redeem) shares in any of the following ways:

Employer-sponsored retirement plans

Shares held in eligible retirement plans may be sold through the plan’s administrator or recordkeeper.

Through your dealer or financial advisor (certain charges may apply)

•	Shares held for you in your dealer’s name must be sold through the dealer.
•	Generally, Class F shares must be sold through intermediaries such as dealers or financial advisors.

Writing to American Funds Service Company

•	Requests must be signed by the registered shareholder(s).
•	A signature guarantee is required if the redemption is:
—	more than $125,000;
—	made payable to someone other than the registered shareholder(s); or
—	sent to an address other than the address of record or to an address of record that has been changed within the previous 10 days.
•	American Funds Service Company reserves the right to require signature guarantee(s) on any redemption.
•	Additional documentation may be required for redemptions of shares held in corporate, partnership or fiduciary accounts.

Telephoning or faxing American Funds Service Company or using the Internet

•	Redemptions by telephone, fax or the Internet (including American FundsLine and americanfunds.com) are limited to $125,000 per American Funds shareholder each day.
•	Checks must be made payable to the registered shareholder.
•	Checks must be mailed to an address of record that has been used with the account for at least 10 days.

If you recently purchased shares and subsequently request a redemption of those shares, you will receive proceeds from the redemption once a sufficient period of time has passed to reasonably ensure that checks or drafts, including certified or cashier’s checks, for the shares purchased have cleared (normally 10 business days).

Although payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees.

American Balanced Fund / Prospectus 20

Transactions by telephone, fax or the Internet Generally, you are automatically eligible to redeem or exchange shares by telephone, fax or the Internet, unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax or Internet services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges, provided that American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, American Funds Service Company and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

Frequent trading of fund shares The fund and American Funds Distributors reserve the right to reject any purchase order for any reason. The fund is not designed to serve as a vehicle for frequent trading. Frequent trading of fund shares may lead to increased costs to the fund and less efficient management of the fund’s portfolio, potentially resulting in dilution of the value of the shares held by long-term shareholders. Accordingly, purchases, including those that are part of exchange activity, that the fund or American Funds Distributors has determined could involve actual or potential harm to the fund may be rejected.

The fund, through its transfer agent, American Funds Service Company, maintains surveillance procedures that are designed to detect frequent trading in fund shares. Under these procedures, various analytics are used to evaluate factors that may be indicative of frequent trading. For example, transactions in fund shares that exceed certain monetary thresholds may be scrutinized. American Funds Service Company also may review transactions that occur close in time to other transactions in the same account or in multiple accounts under common ownership or influence. Trading activity that is identified through these procedures or as a result of any other information available to the fund will be evaluated to determine whether such activity might constitute frequent trading. These procedures may be modified from time to time as appropriate to improve the detection of frequent trading, to facilitate monitoring for frequent trading in particular retirement plans or other accounts and to comply with applicable laws.

In addition to the fund’s broad ability to restrict potentially harmful trading as described above, the fund’s board of trustees has adopted a “purchase blocking policy” under which any shareholder redeeming shares having a value of $5,000 or more from a fund will be precluded from investing in that fund for 30 calendar days after the redemption transaction. This policy also applies to redemptions and purchases that are part of exchange transactions. Under the fund’s purchase blocking policy, certain purchases will not be prevented and certain redemptions will not trigger a purchase block, such as:

•	purchases and redemptions of shares having a value of less than $5,000;
•	transactions in Class 529 shares;
American Balanced Fund / Prospectus 21

•	purchases and redemptions by investment companies managed or sponsored by the fund’s investment adviser or its affiliates, including reallocations and transactions allowing the investment company to meet its redemptions and purchases;
•	retirement plan contributions, loans and distributions (including hardship withdrawals) identified as such on the retirement plan recordkeeper’s system;
•	purchase transactions involving in-kind transfers of shares of the fund, rollovers, Roth IRA conversions and IRA recharacterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions; and
•	systematic redemptions and purchases, where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase.

Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

The fund reserves the right to waive the purchase blocking policy with respect to specific shareholder accounts in those instances where American Funds Service Company determines that its surveillance procedures are adequate to detect frequent trading in fund shares.

American Funds Service Company will work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that American Funds Service Company believes the intermediary’s procedures are reasonably designed to enforce the frequent trading policies of the fund. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you.

If American Funds Service Company identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If American Funds Service Company is not satisfied that the intermediary has taken appropriate action, American Funds Service Company may terminate the intermediary’s ability to transact in fund shares.

There is no guarantee that all instances of frequent trading in fund shares will be prevented.

Notwithstanding the fund’s surveillance procedures and purchase blocking policy described above, all transactions in fund shares remain subject to the right of the fund, American Funds Distributors and American Funds Service Company to restrict potentially abusive trading generally, including the types of transactions described above that will not be prevented or trigger a block under the purchase blocking policy. See the statement of additional information for more information about how American Funds Service Company may address other potentially abusive trading activity in the American Funds.

American Balanced Fund / Prospectus 22

Distributions and taxes

Dividends and distributions The fund intends to distribute dividends to you, usually in March, June, September and December.

Capital gains, if any, are usually distributed in December and March. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or other American Funds, or you may elect to receive them in cash. Dividends and capital gain distributions for 529 share classes and retirement plan shareholders will be reinvested automatically.

Taxes on dividends and distributions For federal tax purposes, dividends and distributions of short-term capital gains are taxable as ordinary income. The fund’s distributions of net long-term capital gains are taxable as long-term capital gains. Any dividends or capital gain distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.

Taxes on transactions Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Exchanges within a tax-favored retirement plan account will not result in a capital gain or loss for federal or state income tax purposes. With limited exceptions, distributions from a retirement plan account are taxable as ordinary income.

Shareholder fees Fees borne directly by the fund normally have the effect of reducing a shareholder’s taxable income on distributions. By contrast, fees paid directly to advisors by a fund shareholder for ongoing advice are deductible for income tax purposes only to the extent that they (combined with certain other qualifying expenses) exceed 2% of such shareholder’s adjusted gross income.

Please see your tax advisor for more information. Holders of Class 529 shares should refer to the applicable program description for more information regarding the tax consequences of selling Class 529 shares.

American Balanced Fund / Prospectus 23

Choosing a share class

The fund offers different classes of shares through this prospectus. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

Each share class represents an investment in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best fits your situation. When you purchase shares of the fund for an individual-type account, you should choose a share class. If none is chosen, your investment will be made in Class A shares or, in the case of a 529 plan investment, Class 529-A shares.

Factors you should consider when choosing a class of shares include:

•	how long you expect to own the shares;
•	how much you intend to invest;
•	total expenses associated with owning shares of each class;
•	whether you qualify for any reduction or waiver of sales charges (for example, Class A or 529-A shares may be a less expensive option over time, particularly if you qualify for a sales charge reduction or waiver);
•	whether you plan to take any distributions in the near future (for example, the contingent deferred sales charge will not be waived if you sell your Class 529-B or 529-C shares to cover higher education expenses); and
•	availability of share classes:
—	Class B and 529-B shares may not be purchased or acquired except by exchange from Class B or 529-B shares of another fund in the American Funds family;
—	Class C shares are not available to retirement plans that do not currently invest in such shares and that are eligible to invest in Class R shares, including retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457;
—	Class F and 529-F-1 shares are generally available only to fee-based programs of investment dealers that have special agreements with the fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the fund’s distributor; and
—	Class R shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a) (including 401(k) plans), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans.

Each investor’s financial considerations are different. You should speak with your financial advisor to help you decide which share class is best for you.

American Balanced Fund / Prospectus 24

Sales charges

Class A shares The initial sales charge you pay each time you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below. The “offering price,” the price you pay to buy shares, includes any applicable sales charge, which will be deducted directly from your investment. Shares acquired through reinvestment of dividends or capital gain distributions are not subject to an initial sales charge.

	Sales charge as a percentage of:
Investment	Offering price	Net amount invested	Dealer commission as a percentage of offering price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more and certain other investments described below	none	none	see below

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 1% charge described below due to rounding.

American Balanced Fund / Prospectus 25

Except as provided below, investments in Class A shares of $1 million or more may be subject to a 1% contingent deferred sales charge if the shares are sold within one year of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

Class A share purchases not subject to sales charges The following investments are not subject to any initial or contingent deferred sales charge if American Funds Service Company is properly notified of the nature of the investment:

•	investments in Class A shares made by endowments or foundations with $50 million or more in assets;
•	investments made by accounts that are part of certain qualified fee-based programs and that purchased Class A shares before the discontinuation of the relevant investment dealer’s load-waived Class A share program with the American Funds; and
•	certain rollover investments from retirement plans to IRAs (see “Rollovers from retirement plans to IRAs” in this prospectus for more information).

The distributor may pay dealers a commission of up to 1% on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its plans of distribution (see “Plans of distribution” in this prospectus).

Transfers from certain 529 plans to plans managed by the American Funds organization will be made with no sales charge. No commission will be paid to the dealer on such a transfer. Please see the statement of additional information for more information.

Certain other investors may qualify to purchase shares without a sales charge, such as employees of investment dealers and registered investment advisors authorized to sell American Funds and employees of The Capital Group Companies, Inc. and its affiliates. Please see the statement of additional information for further details.

Class B and C shares For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of the date you purchased the Class B shares, as shown in the table below. The contingent deferred sales charge is eliminated six years after purchase.

Contingent deferred sales charge on Class B shares
Year of redemption:	1	2	3	4	5	6	7+
Contingent deferred sales charge:	5%	4%	4%	3%	2%	1%	0%

Class C shares are sold without any initial sales charge. American Funds Distributors pays 1% of the amount invested to dealers who sell Class C shares. A contingent deferred sales charge of 1% applies if Class C shares are sold within one year of purchase. The contingent deferred sales charge is eliminated one year after purchase.

Any contingent deferred sales charge paid by you on sales of Class B or C shares, expressed as a percentage of the applicable redemption amount, may be higher or lower than the percentages described above due to rounding.

American Balanced Fund / Prospectus 26

Class 529-E and Class F shares Class 529-E and Class F shares are sold without any initial or contingent deferred sales charge.

Class R shares Class R shares are sold without any initial or contingent deferred sales charge. The distributor will pay dealers annually asset-based compensation of up to 1.00% for sales of Class R-1 shares, up to .75% for Class R-2 shares, up to .50% for Class R-3 shares and up to .25% for Class R-4 shares. No dealer compensation is paid from fund assets on sales of Class R-5 or R-6 shares. The fund may reimburse the distributor for these payments through its plans of distribution.

See “Plans of distribution” in this prospectus for ongoing compensation paid to your dealer or financial advisor for all share classes.

Contingent deferred sales charges Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See “Contingent deferred sales charge waivers” in the section “Sales charge reductions and waivers” of this prospectus. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first, followed by shares that you have owned the longest.

American Balanced Fund / Prospectus 27

Sales charge reductions and waivers

To receive a reduction in your Class A initial sales charge, you must let your financial advisor or American Funds Service Company know at the time you purchase shares that you qualify for such a reduction. If you do not let your advisor or American Funds Service Company know that you are eligible for a reduction, you may not receive the sales charge discount to which you are otherwise entitled. In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your advisor or American Funds Service Company with information and records (including account statements) of all relevant accounts invested in the American Funds.

In addition to the information in this prospectus, you may obtain more information about share classes, sales charges and sales charge reductions and waivers through a link on the home page of the American Funds website at americanfunds.com, from the statement of additional information or from your financial advisor.

Reducing your Class A initial sales charge Consistent with the policies described in this prospectus, you and your “immediate family” (your spouse — or equivalent, if recognized under local law — and your children under the age of 21) may combine all of your American Funds investments to reduce Class A sales charges. In addition, two or more retirement plans of an employer or an employer’s affiliates may combine all of their American Funds investments to reduce Class A sales charges. Certain investments in the American Funds Target Date Retirement Series,® American Funds Portfolio SeriesSM and American Funds College Target Date Series® may also be combined for this purpose. Please see the applicable series’ prospectus for further information. However, for this purpose, investments representing direct purchases of American Funds Money Market Fund are excluded. Following are different ways that you may qualify for a reduced Class A sales charge:

Aggregating accounts To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or certain other accounts, such as:

•	trust accounts established by the above individuals (please see the statement of additional information for details regarding aggregation of trust accounts where the person(s) who established the trust is/are deceased);
•	solely controlled business accounts; and
•	single-participant retirement plans.

Investments made through employer-sponsored retirement plan accounts will not be aggregated with individual-type accounts.

Concurrent purchases You may combine simultaneous purchases (including, upon your request, purchases for gifts) of any class of shares of two or more American Funds (excluding American Funds Money Market Fund) to qualify for a reduced Class A sales charge.

Rights of accumulation You may take into account your accumulated holdings in all share classes of the American Funds (excluding American Funds Money Market Fund) to determine the initial sales charge you pay on each purchase of Class A shares. Subject to your investment dealer’s capabilities, your accumulated

American Balanced Fund / Prospectus 28

holdings will be calculated as the higher of (a) the current value of your existing holdings (as of the day prior to your additional American Funds investment) or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals. Please see the statement of additional information for further details. You should retain any records necessary to substantiate the historical amounts you have invested.

If you make a gift of shares, upon your request you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds accounts.

Statement of intention You may reduce your Class A sales charge by establishing a statement of intention. A statement of intention allows you to combine all purchases of all share classes of the American Funds (excluding American Funds Money Market Fund) that you intend to make over a 13-month period to determine the applicable sales charge; however, purchases made under a right of reinvestment, appreciation of your holdings, and reinvested dividends and capital gains do not count as purchases made during the statement period. Your accumulated holdings (as described and calculated under “Rights of accumulation” above) eligible to be aggregated as of the day immediately before the start of the statement period may be credited toward satisfying the statement. A portion of your account may be held in escrow to cover additional Class A sales charges that may be due if your total purchases over the statement period do not qualify you for the applicable sales charge reduction. Employer-sponsored retirement plans may be restricted from establishing statements of intention. See the discussion regarding employer-sponsored retirement plans under “Purchase, exchange and sale of shares” in this prospectus for more information.

Right of reinvestment If you notify American Funds Service Company prior to the time of reinvestment, you may reinvest proceeds from a redemption, dividend payment or capital gain distribution without a sales charge in the same fund or other American Funds, provided that the reinvestment occurs within 90 days after the date of the redemption, dividend payment or distribution and is made into the same account from which you redeemed the shares or received the dividend payment or distribution. If the account has been closed, you may reinvest without a sales charge if the new receiving account has the same registration as the closed account and the reinvestment is made within 90 days after the date of redemption, dividend payment or distribution.

Proceeds from a Class B share redemption for which a contingent deferred sales charge was paid will be reinvested in Class A shares without any initial sales charge. If you redeem Class B shares without paying a contingent deferred sales charge, you may reinvest the proceeds in Class B shares or purchase Class A shares. If you purchase Class A shares, you are responsible for paying any applicable Class A sales charges. Proceeds from any other type of redemption and all dividend payments and capital gain distributions will be reinvested in the same share class from which the original redemption, dividend payment or distribution was made. Any contingent deferred sales charge on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in American Funds Money Market Fund that are reinvested in other American Funds will be subject to a sales charge.

American Balanced Fund / Prospectus 29

Proceeds will be reinvested at the next calculated net asset value after your request is received by American Funds Service Company, provided that your request contains all information and legal documentation necessary to process the transaction. For purposes of this “right of reinvestment policy,” automatic transactions (including, for example, automatic purchases, withdrawals and payroll deductions) and ongoing retirement plan contributions are not eligible for investment without a sales charge. You may not reinvest proceeds in the American Funds as described in this paragraph if such proceeds are subject to a purchase block as described under “Frequent trading of fund shares” in this prospectus. This paragraph does not apply to certain rollover investments as described under “Rollovers from retirement plans to IRAs” in this prospectus.

Contingent deferred sales charge waivers The contingent deferred sales charge on Class A, B and C shares may be waived in the following cases:

•	permitted exchanges of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased;
•	tax-free returns of excess contributions to IRAs;
•	redemptions due to death or postpurchase disability of the shareholder (this generally excludes accounts registered in the names of trusts and other entities);
•	for 529 share classes only, redemptions due to a beneficiary’s death, postpurchase disability or receipt of a scholarship (to the extent of the scholarship award);
•	redemptions due to the complete termination of a trust upon the death of the trustor/grantor or beneficiary, but only if such termination is specifically provided for in the trust document; and
•	the following types of transactions, if together they do not exceed 12% of the value of an account annually (see the statement of additional information for further details about waivers regarding these types of transactions):
—	redemptions due to receiving required minimum distributions from retirement accounts upon reaching age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver); and
—	if you have established an automatic withdrawal plan, redemptions through such a plan (including any dividends and/or capital gain distributions taken in cash).

To have your Class A, B or C contingent deferred sales charge waived, you must inform your advisor or American Funds Service Company at the time you redeem shares that you qualify for such a waiver.

American Balanced Fund / Prospectus 30

Rollovers from retirement plans to IRAs

Assets from retirement plans may be invested in Class A, C or F shares through an IRA rollover, subject to the other provisions of this prospectus. Class C shares are not available if the assets are being rolled over from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

Rollovers to IRAs from retirement plans that are rolled into Class A shares will be subject to applicable sales charges. The following rollovers to Class A shares will be made without a sales charge:

•	rollovers to Capital Bank and Trust CompanySM IRAs if the assets were invested in American Funds at the time of distribution;
•	rollovers to IRAs from 403(b) plans with Capital Bank and Trust Company as custodian; and
•	rollovers to Capital Bank and Trust Company IRAs from investments held in the American Funds Recordkeeper Direct and PlanPremier retirement plan recordkeeping programs.

IRA rollover assets that roll over without a sales charge as described above will not be subject to a contingent deferred sales charge, and investment dealers will be compensated solely with an annual service fee that begins to accrue immediately. All other rollovers invested in Class A shares, as well as future contributions to the IRA, will be subject to sales charges and to the terms and conditions generally applicable to Class A share investments as described in this prospectus and in the statement of additional information.

Plans of distribution

The fund has plans of distribution, or “12b-1 plans,” for certain share classes under which it may finance activities intended primarily to sell shares, provided that the categories of expenses are approved in advance by the fund’s board of trustees. The plans provide for payments, based on annualized percentages of average daily net assets, of:

Up to:	Share class(es)
0.25%	Class A shares
0.50%	Class 529-A, F-1, 529-F-1 and R-4 shares
0.75%	Class 529-E and R-3 shares
1.00%	Class B, 529-B, C, 529-C, R-1 and R-2 shares

For all share classes indicated above, up to .25% may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class, if any, may be used for distribution expenses.

The 12b-1 fees paid by each applicable share class of the fund, as a percentage of average net assets for the previous fiscal year, are indicated in the Annual Fund Operating Expenses table on page 1 of this prospectus. Since these fees are paid out of the fund’s assets or income on an ongoing basis, over time they may cost you more than paying other types of sales charges or service fees and reduce the return on your investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

American Balanced Fund / Prospectus 31

Other compensation to dealers

American Funds Distributors, at its expense, provides additional compensation to investment dealers. These payments may be made, at the discretion of American Funds Distributors, to the top 100 dealers (or their affiliates) that have sold shares of the American Funds. A number of factors will be considered in determining payments, including the qualifying dealer’s sales, assets and redemption rates, and the quality of the dealer’s relationship with American Funds Distributors. The payment will be determined using a formula applied consistently to dealers based on the relevant facts and circumstances. The level of payments made to a qualifying firm in any given year will vary and (excluding payments for meetings as described below) will represent the sum of (a) up to .10% of the previous year’s American Funds sales by that dealer and (b) up to .02% of American Funds assets attributable to that dealer, with an adjustment made for the dealer’s relative redemption rate and the quality of the dealer’s relationship with American Funds Distributors. For calendar year 2013, aggregate payments made by American Funds Distributors to dealers were less than .02% of the average assets of the American Funds. Aggregate payments made by American Funds Distributors to dealers may also change from year to year. American Funds Distributors makes these payments to help defray the costs incurred by qualifying dealers in connection with efforts to educate financial advisors about the American Funds so that they can make recommendations and provide services that are suitable and meet shareholder needs. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments. American Funds Distributors may also pay expenses associated with meetings conducted by selling dealers, advisory platform providers and other intermediaries to facilitate educating financial advisors and shareholders about the American Funds. If investment advisers, distributors or other affiliates of mutual funds pay additional compensation or other incentives in differing amounts, dealer firms and their advisors may have financial incentives for recommending a particular mutual fund over other mutual funds or investments. You should consult with your financial advisor and review carefully any disclosure by your financial advisor’s firm as to compensation received.

Fund expenses

Note that references to Class A, B, C and F-1 shares in this “Fund expenses” section do not include the corresponding Class 529 shares.

In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses (as a percentage of the value of your investment) to become higher than the numbers shown in the Annual Fund Operating Expenses table on page 1 of this prospectus.

For all share classes except Class B shares, “Other expenses” items in the Annual Fund Operating Expenses table in this prospectus include fees for administrative services provided by the fund’s investment adviser and its affiliates. Administrative services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. The fund’s investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for its provision of administrative services.

American Balanced Fund / Prospectus 32

The “Other expenses” items in the Annual Fund Operating Expenses table also include custodial, legal, transfer agent and subtransfer agent/recordkeeping payments and various other expenses applicable to all share classes.

Retail investors Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the fund’s investment adviser) that provide subtransfer agent, recordkeeping and/or shareholder services with respect to certain shareholder accounts in lieu of the transfer agent providing such services. The amount paid for subtransfer agent/recordkeeping services varies depending on the share class and services provided, and typically ranges from $3 to $19 per account. For Class 529 shares, an expense of up to a maximum of .10% paid to a state or states for oversight and administrative services is included as an “Other expenses” item.

Employer-sponsored retirement plan investors The amount paid for subtransfer agent/ recordkeeping services varies depending on the share class selected and the entity receiving the payments. The table below shows the maximum payments to entities providing these services to retirement plans.

	Payments to affiliated entities	Payments to unaffiliated entities
Class A	0.05% of assets or $12 per participant position[1]	0.05% of assets or $12 per participant position[1]
Class R-1	0.10% of assets	0.10% of assets
Class R-2	0.15% of assets plus $27 per participant position[2] or 0.35% of assets[3]	0.25% of assets
Class R-3	0.10% of assets plus $12 per participant position[2] or 0.19% of assets[3]	0.15% of assets
Class R-4	0.10% of assets	0.10% of assets
Class R-5	0.05% of assets	0.05% of assets
Class R-6	none	none

1 Payment amount depends on the date services commenced.

2 Payment with respect to Recordkeeper Direct program.

3 Payment with respect to PlanPremier program.

American Balanced Fund / Prospectus 33

Financial highlights

The Financial Highlights table is intended to help you understand the fund’s results for the past five fiscal years. Certain information reflects financial results for a single share of a particular class. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and capital gain distributions). Where indicated, figures in the table reflect the impact, if any, of certain reimbursements/waivers from Capital Research and Management Company. For more information about these reimbursements/waivers, see the fund’s statement of additional information and annual report. The information in the Financial Highlights table has been audited by Deloitte & Touche LLP, whose current report, along with the fund’s financial statements, is included in the statement of additional information, which is available upon request.

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class A:
Year ended 12/31/2013	$20.40	$.36	$4.04	$4.40	$(.38)	$24.42	21.73%	$42,735.61%		1.62%
Year ended 12/31/2012	18.21	.38	2.19	2.57	(.38)	20.40	14.19	34,272.63		1.94
Year ended 12/31/2011	17.93	.36	.32	.68	(.40)	18.21	3.82	30,716.62		1.97
Year ended 12/31/2010	16.21	.40	1.68	2.08	(.36)	17.93	13.02	31,409.63		2.42
Year ended 12/31/2009	13.78	.40	2.44	2.84	(.41)	16.21	21.08	29,675.67		2.80
Class B:
Year ended 12/31/2013	20.35	.19	4.03	4.22	(.20)	24.37	20.81	821	1.36	.86
Year ended 12/31/2012	18.16	.23	2.19	2.42	(.23)	20.35	13.35	1,123	1.38	1.17
Year ended 12/31/2011	17.87	.22	.33	.55	(.26)	18.16	3.08	1,745	1.38	1.21
Year ended 12/31/2010	16.16	.28	1.66	1.94	(.23)	17.87	12.12	2,573	1.38	1.66
Year ended 12/31/2009	13.73	.29	2.44	2.73	(.30)	16.16	20.24	3,305	1.43	2.06
(The Financial Highlights table continues on the following page.)

American Balanced Fund / Prospectus 34

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class C:
Year ended 12/31/2013	$20.31	$.19	$4.00	$4.19	$(.20)	$24.30	20.72%	$5,247	1.41%	.83%
Year ended 12/31/2012	18.13	.22	2.18	2.40	(.22)	20.31	13.30	4,334	1.42	1.14
Year ended 12/31/2011	17.85	.21	.32	.53	(.25)	18.13	3.00	4,247	1.42	1.17
Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	17.85	12.11	4,576	1.43	1.61
Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	16.14	20.16	4,429	1.45	2.02
Class F-1:
Year ended 12/31/2013	20.39	.36	4.03	4.39	(.37)	24.41	21.70	2,471.66		1.58
Year ended 12/31/2012	18.21	.38	2.18	2.56	(.38)	20.39	14.13	1,500.64		1.94
Year ended 12/31/2011	17.92	.36	.33	.69	(.40)	18.21	3.87	1,014.63		1.96
Year ended 12/31/2010	16.21	.40	1.67	2.07	(.36)	17.92	12.95	895.63		2.41
Year ended 12/31/2009	13.78	.41	2.44	2.85	(.42)	16.21	21.13	885.64		2.85
Class F-2:
Year ended 12/31/2013	20.39	.41	4.04	4.45	(.43)	24.41	21.99	768.41		1.83
Year ended 12/31/2012	18.21	.43	2.18	2.61	(.43)	20.39	14.40	419.40		2.18
Year ended 12/31/2011	17.92	.40	.33	.73	(.44)	18.21	4.12	277.40		2.19
Year ended 12/31/2010	16.21	.44	1.67	2.11	(.40)	17.92	13.21	228.40		2.63
Year ended 12/31/2009	13.78	.43	2.45	2.88	(.45)	16.21	21.41	164.41		2.87
Class 529-A:
Year ended 12/31/2013	20.38	.34	4.03	4.37	(.36)	24.39	21.60	2,599.70		1.53
Year ended 12/31/2012	18.19	.36	2.19	2.55	(.36)	20.38	14.12	2,101.71		1.86
Year ended 12/31/2011	17.91	.34	.33	.67	(.39)	18.19	3.75	1,751.70		1.89
Year ended 12/31/2010	16.19	.39	1.68	2.07	(.35)	17.91	12.97	1,589.69		2.35
Year ended 12/31/2009	13.77	.39	2.43	2.82	(.40)	16.19	20.97	1,291.73		2.73

American Balanced Fund / Prospectus 35

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class 529-B:
Year ended 12/31/2013	$20.39	$.17	$4.02	$4.19	$(.17)	$24.41	20.63%	$108	1.49%	.74%
Year ended 12/31/2012	18.19	.21	2.19	2.40	(.20)	20.39	13.24	134	1.50	1.05
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	18.19	2.95	180	1.49	1.09
Year ended 12/31/2010	16.19	.26	1.66	1.92	(.21)	17.90	11.99	244	1.48	1.56
Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	16.19	20.09	284	1.53	1.95
Class 529-C:
Year ended 12/31/2013	20.37	.17	4.03	4.20	(.19)	24.38	20.68	841	1.48	.76
Year ended 12/31/2012	18.19	.21	2.18	2.39	(.21)	20.37	13.19	694	1.49	1.08
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	18.19	3.00	607	1.48	1.11
Year ended 12/31/2010	16.19	.26	1.67	1.93	(.22)	17.90	12.03	583	1.48	1.57
Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	16.19	20.10	507	1.52	1.94
Class 529-E:
Year ended 12/31/2013	20.37	.29	4.02	4.31	(.30)	24.38	21.31	134.95		1.29
Year ended 12/31/2012	18.18	.31	2.19	2.50	(.31)	20.37	13.84	112.97		1.60
Year ended 12/31/2011	17.90	.30	.32	.62	(.34)	18.18	3.47	98.97		1.62
Year ended 12/31/2010	16.19	.35	1.66	2.01	(.30)	17.90	12.59	92.97		2.07
Year ended 12/31/2009	13.76	.35	2.44	2.79	(.36)	16.19	20.71	80	1.02	2.45
Class 529-F-1:
Year ended 12/31/2013	20.36	.39	4.03	4.42	(.41)	24.37	21.88	101.48		1.76
Year ended 12/31/2012	18.18	.41	2.18	2.59	(.41)	20.36	14.32	82.49		2.09
Year ended 12/31/2011	17.90	.38	.33	.71	(.43)	18.18	3.98	61.48		2.11
Year ended 12/31/2010	16.19	.43	1.67	2.10	(.39)	17.90	13.15	57.47		2.57
Year ended 12/31/2009	13.76	.42	2.44	2.86	(.43)	16.19	21.31	42.52		2.93
(The Financial Highlights table continues on the following page.)

American Balanced Fund / Prospectus 36

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class R-1:
Year ended 12/31/2013	$20.29	$.19	$4.01	$4.20	$(.21)	$24.28	20.76%	$ 151	1.39%	.84%
Year ended 12/31/2012	18.12	.23	2.17	2.40	(.23)	20.29	13.28	121	1.40	1.16
Year ended 12/31/2011	17.83	.22	.33	.55	(.26)	18.12	3.09	126	1.40	1.19
Year ended 12/31/2010	16.13	.27	1.66	1.93	(.23)	17.83	12.10	135	1.40	1.65
Year ended 12/31/2009	13.71	.29	2.43	2.72	(.30)	16.13	20.22	120	1.43	2.03
Class R-2:
Year ended 12/31/2013	20.30	.20	4.02	4.22	(.22)	24.30	20.87	1,304	1.34	.90
Year ended 12/31/2012	18.13	.23	2.18	2.41	(.24)	20.30	13.31	1,158	1.37	1.20
Year ended 12/31/2011	17.85	.22	.32	.54	(.26)	18.13	3.05	1,079	1.38	1.21
Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	17.85	12.14	1,128	1.40	1.64
Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	16.14	20.14	1,054	1.47	1.99
Class R-3:
Year ended 12/31/2013	20.32	.29	4.02	4.31	(.31)	24.32	21.33	3,212.94		1.30
Year ended 12/31/2012	18.14	.32	2.18	2.50	(.32)	20.32	13.83	2,617.95		1.62
Year ended 12/31/2011	17.86	.30	.32	.62	(.34)	18.14	3.50	2,331.95		1.64
Year ended 12/31/2010	16.15	.35	1.67	2.02	(.31)	17.86	12.64	2,408.94		2.10
Year ended 12/31/2009	13.73	.36	2.43	2.79	(.37)	16.15	20.73	2,326.97		2.49
Class R-4:
Year ended 12/31/2013	20.37	.36	4.02	4.38	(.37)	24.38	21.68	3,994.65		1.60
Year ended 12/31/2012	18.19	.38	2.18	2.56	(.38)	20.37	14.14	3,006.64		1.94
Year ended 12/31/2011	17.91	.35	.33	.68	(.40)	18.19	3.80	2,152.65		1.94
Year ended 12/31/2010	16.19	.40	1.68	2.08	(.36)	17.91	13.01	2,007.65		2.39
Year ended 12/31/2009	13.76	.40	2.44	2.84	(.41)	16.19	21.09	1,736.67		2.75

American Balanced Fund / Prospectus 37

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class R-5:
Year ended 12/31/2013	$20.41	$.43	$4.03	$4.46	$(.44)	$24.43	22.04%	$2,492.34%		1.89%
Year ended 12/31/2012	18.22	.44	2.19	2.63	(.44)	20.41	14.51	2,050.35		2.23
Year ended 12/31/2011	17.94	.41	.32	.73	(.45)	18.22	4.11	1,544.35		2.24
Year ended 12/31/2010	16.22	.45	1.68	2.13	(.41)	17.94	13.32	1,545.35		2.69
Year ended 12/31/2009	13.79	.45	2.43	2.88	(.45)	16.22	21.44	1,332.37		3.19
Class R-6:
Year ended 12/31/2013	20.40	.44	4.03	4.47	(.45)	24.42	22.12	3,910.29		1.95
Year ended 12/31/2012	18.21	.45	2.19	2.64	(.45)	20.40	14.57	2,151.30		2.28
Year ended 12/31/2011	17.93	.42	.32	.74	(.46)	18.21	4.16	1,486.30		2.30
Year ended 12/31/2010	16.21	.46	1.67	2.13	(.41)	17.93	13.38	1,063.30		2.75
Period from 5/1/2009 to12/31/2009[4]	13.64	.30	2.61	2.91	(.34)	16.21	21.52	590	.33[5]	2.94[5]

	Year ended December 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	55%	54%	47%	37%	46%
[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Annualized.

American Balanced Fund / Prospectus 38

For shareholder services	American Funds Service Company (800) 421-4225
For retirement plan services	Call your employer or plan administrator
For 529 plans	American Funds Service Company (800) 421-4225, ext. 529
For 24-hour information	American FundsLine (800) 325-3590 americanfunds.com For Class R share information, visit AmericanFundsRetirement.com
Telephone calls you have with American Funds may be monitored or recorded for quality assurance, verification and recordkeeping purposes. By speaking to American Funds on the telephone, you consent to such monitoring and recording.

Multiple translations This prospectus may be translated into other languages. If there is any inconsistency or ambiguity, the English text will prevail.

Annual/Semi-annual report to shareholders The shareholder reports contain additional information about the fund, including financial statements, investment results, portfolio holdings, a discussion of market conditions and the fund’s investment strategies, and the independent registered public accounting firm’s report (in the annual report).

Program description The CollegeAmerica® 529 program description contains additional information about the policies and services related to 529 plan accounts.

Statement of additional information (SAI) and codes of ethics The current SAI, as amended from time to time, contains more detailed information about the fund, including the fund’s financial statements, and is incorporated by reference into this prospectus. This means that the current SAI, for legal purposes, is part of this prospectus. The codes of ethics describe the personal investing policies adopted by the fund, the fund’s investment adviser and its affiliated companies.

The codes of ethics and current SAI are on file with the U.S. Securities and Exchange Commission (SEC). These and other related materials about the fund are available for review or to be copied at the SEC’s Public Reference Room in Washington, D.C., (202) 551-8090, on the EDGAR database on the SEC’s website at sec.gov or, after payment of a duplicating fee, via email request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, D.C. 20549-1520. The codes of ethics, current SAI and shareholder reports are also available, free of charge, on our website, americanfunds.com.

E-delivery and household mailings Each year you are automatically sent an updated summary prospectus and annual and semi-annual reports for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders who are part of the same family and share the same household address. You may elect to receive these documents electronically in lieu of paper form by enrolling in e-delivery on our website, americanfunds.com.

If you would like to opt out of household-based mailings or receive a complimentary copy of the current SAI, codes of ethics, annual/semi-annual report to shareholders or applicable program description, please call American Funds Service Company at (800) 421-4225 or write to the secretary of the fund at One Market, Steuart Tower, Suite 2000, San Francisco, California 94105-1409.

Securities Investor Protection Corporation (SIPC)  Shareholders may obtain information about SIPC® on its website at sipc.org or by calling (202) 371-8300.

MFGEPRX-011-0314P Litho in USA CGD/RRD/8002	Investment Company File No. 811-00066

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	PATRICK F. QUAN
PATRICK F. QUAN
SECRETARY

American Balanced Fund®

Part B
Statement of Additional Information

March 1, 2014

This document is not a prospectus but should be read in conjunction with the current prospectus of American Balanced Fund (the “fund”) dated March 1, 2014. You may obtain a prospectus from your financial advisor, by calling American Funds Service Company® at (800) 421-4225 or by writing to the fund at the following address:

American Balanced Fund
Attention: Secretary

One Market
Steuart Tower, Suite 2000
San Francisco, California 94105

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder’s investment dealer or retirement plan recordkeeper. Please see your financial advisor, investment dealer, plan recordkeeper or employer for more information.

Class A	ABALX	Class 529-A	CLBAX	Class R-1	RLBAX
Class B	BALBX	Class 529-B	CLBBX	Class R-2	RLBBX
Class C	BALCX	Class 529-C	CLBCX	Class R-3	RLBCX
Class F-1	BALFX	Class 529-E	CLBEX	Class R-4	RLBEX
Class F-2	AMBFX	Class 529-F-1	CLBFX	Class R-5	RLBFX
				Class R-6	RLBGX

American Balanced Fund - Page 1

Certain investment limitations and guidelines

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund’s net assets unless otherwise noted. This summary is not intended to reflect all of the fund’s investment limitations.

Equity securities

•	The fund will invest at least 50% of the value of its assets in common stocks.

Debt securities

•	The fund will invest at least 25% of the value of its assets in debt securities (including money market instruments) generally rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or in unrated securities determined by the investment adviser to be of equivalent quality. The fund currently intends to look to the ratings from Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings. If rating agencies differ, securities will be considered to have received the highest of these ratings, consistent with the fund's investment policies.
•	Although the fund is not normally required to dispose of a security in the event its rating is reduced below the current minimum rating for its purchase (or if unrated, its quality becomes equivalent to such a rating), if, as a result of a downgrade or otherwise, the fund holds more than 2% of its net assets in these securities, the fund will dispose of the excess as deemed prudent by Capital Research and Management Company, the fund’s investment adviser.

Investing outside the U.S.

•	The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States.

* * * * * *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

American Balanced Fund - Page 2

Description of certain securities and investment techniques

The descriptions below are intended to supplement the material in the prospectus under “Investment objectives, strategies and risks.”

Equity securities — Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices. Holders of equity securities are not creditors of the issuer. As such, if an issuer liquidates, holders of equity securities are entitled to their pro rata share of the issuer’s assets, if any, after creditors (including the holders of fixed income securities and senior equity securities) are paid.

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund’s ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

Debt securities — Debt securities, also known as “fixed-income securities,” are used by issuers to borrow money. Bonds, notes, debentures, asset-backed securities (including those backed by mortgages), and loan participations and assignments are common types of debt securities. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. Some debt securities bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. These fluctuations will generally be greater for longer-term debt securities than for shorter-term debt securities.

Certain additional risk factors relating to debt securities are discussed below:

Sensitivity to interest rate and economic changes — Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or a period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations. Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities and derivative instruments. For example, during the financial crisis of 2007-2009, the Federal Reserve implemented a number of economic policies that impacted and may continue to impact interest rates and the market. These policies, as well as potential actions by governmental entities both in and outside the U.S. may expose fixed-income markets to heightened volatility and may reduce liquidity for certain investments, which could cause the value of the fund’s portfolio to decline. Prices of debt securities can also be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

Payment expectations — Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity and valuation — There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund’s ability to value accurately or dispose of such debt securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

American Balanced Fund - Page 3

The investment adviser attempts to reduce the risks described above through diversification of the fund’s portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated. The investment adviser considers these ratings of securities as one of many criteria in making its investment decisions.

Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix to this statement of additional information for more information about credit ratings.

Securities with equity and debt characteristics — The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities ordinarily do not have voting rights and, prior to conversion, may pay a fixed rate of interest or a dividend. They may have preference over common stocks with respect to dividends and any residual assets after payment to creditors should the issuer be dissolved. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

These securities may include hybrid securities, which also have equity and debt characteristics. Such securities are normally at the bottom of an issuer’s debt capital structure. As such, they may be more sensitive to economic changes than more senior debt securities. These securities may also be viewed as more equity-like by the market when the issuer or its parent company experience financial problems.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer’s credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

Obligations backed by the “full faith and credit” of the U.S. government — U.S. government obligations include the following types of securities:

U.S. Treasury securities — U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of high credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates and in government policies, but, if held to maturity, are expected to be paid in full (either at maturity or thereafter).

Federal agency securities — The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and

American Balanced Fund - Page 4

interest by the full faith and credit of the U.S. government. Such agencies and entities include The Federal Financing Bank (FFB), the Government National Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank), the Overseas Private Investment Corporation (OPIC), the Commodity Credit Corporation (CCC) and the Small Business Administration (SBA).

Other federal agency obligations — Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer’s right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency (“FHFA”). Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms. As conservator, the FHFA has the authority to repudiate any contract either firm has entered into prior to FHFA’s appointment as conservator (or receiver should either firm go into default) if the FHFA, in its sole discretion determines that performance of the contract is burdensome and repudiation would promote the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. While the FHFA has indicated that it does not intend to repudiate the guaranty obligations of either entity, doing so could adversely affect holders of their mortgage-backed securities. For example, if a contract were repudiated, the liability for any direct compensatory damages would accrue to the entity’s conservatorship estate and could only be satisfied to the extent the estate had available assets. As a result, if interest payments on Fannie Mae or Freddie Mac mortgage-backed securities held by the fund were reduced because underlying borrowers failed to make payments or such payments were not advanced by a loan servicer, the fund’s only recourse might be against the conservatorship estate, which might not have sufficient assets to offset any shortfalls.

The FHFA, in its capacity as conservator, has the power to transfer or sell any asset or liability of Fannie Mae or Freddie Mac. The FHFA has indicated it has no current intention to do this; however, should it do so a holder of a Fannie Mae or Freddie Mac mortgage-backed security would have to rely on another party for satisfaction of the guaranty obligations and would be exposed to the credit risk of that party.

Certain rights provided to holders of mortgage-backed securities issued by Fannie Mae or Freddie Mac under their operative documents may not be enforceable against FHFA, or enforcement may be delayed during the course of the conservatorship or any future receivership. For example, the operative documents may provide that upon the occurrence of an event of default by Fannie Mae or Freddie Mac, holders of a requisite percentage of the mortgage-backed security may replace the entity as trustee. However, under the Federal Housing Finance Regulatory Reform Act of 2008, holders may not enforce this right if the event of default arises solely because a conservator or receiver has been appointed.

Pass-through securities —The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

American Balanced Fund - Page 5

Mortgage-backed securities — These securities may be issued by U.S. government agencies and government-sponsored entities, such as Ginnie Mae, Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S. government agencies may be guaranteed by the full faith and credit of the U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies and the underlying mortgages are not subject to the same underwriting requirements. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Borrowers on the underlying mortgages are usually permitted to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments. In addition, delinquencies, losses or defaults by borrowers can adversely affect the prices and volatility of these securities. Such delinquencies and losses can be exacerbated by declining or flattening housing and property values. This, along with other outside pressures, such as bankruptcies and financial difficulties experienced by mortgage loan originators, decreased investor demand for mortgage loans and mortgage-related securities and increased investor demand for yield, can adversely affect the value and liquidity of mortgage-backed securities.

Collateralized mortgage obligations (CMOs) — CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified. CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

Commercial mortgage-backed securities — These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities and may be more difficult to value.

Asset-backed securities — These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Obligors of the underlying assets also may make prepayments that can change effective

American Balanced Fund - Page 6

maturities of the asset-backed securities. These securities may be less liquid and more difficult to value than other securities.

Warrants and rights — The fund may purchase warrants, which may be issued together with bonds or preferred stocks. Warrants generally entitle the holder to buy a proportionate amount of common stock at a specified price, usually higher than the current market price. Warrants may be issued with an expiration date or in perpetuity. Rights are similar to warrants except that they normally entitle the holder to purchase common stock at a lower price than the current market price.

Inflation linked bonds — The fund may invest in inflation linked bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation linked bond is adjusted in response to changes in the level of an inflation index, such as the Consumer Price Index for Urban Consumers. If the index measuring inflation falls, the principal value or coupon of these securities will be adjusted downward. Consequently, the interest payable on these securities will be reduced. Also, if the principal value of these securities is adjusted according to the rate of inflation, the adjusted principal value repaid at maturity may be less than the original principal. In the case of U.S. Treasury Inflation-Protected Securities (TIPS), currently the only inflation linked security that is issued by the U.S Treasury, the principal amounts are adjusted daily based upon changes in the rate of inflation (as currently represented by the non-seasonally adjusted CPURNSA, calculated with a three-month lag). TIPS may pay interest semi-annually, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond, this interest may be paid on an increasing or decreasing principal amount that has been adjusted for inflation. The current market value of TIPS is not guaranteed and will fluctuate. However, the U.S. government guarantees that, at maturity, principal will be repaid at the higher of the original face value of the security (in the event of deflation) or the inflation adjusted value.

Other non-U.S. sovereign governments also issue inflation linked securities that are tied to their own local consumer price index and that offer similar deflationary protection. In certain of these non-U.S. jurisdictions, the repayment of the original bond principal upon the maturity of an inflation linked bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par. Corporations also periodically issue inflation linked securities tied to CPURNSA or similar inflationary indexes. While TIPS and non-U.S. sovereign inflation linked securities are currently the largest part of the inflation linked market, the fund may invest in corporate inflation linked securities.

The value of inflation protected securities is expected to change in response to the changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates would decline, leading to an increase in value of the inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation protected securities. There can be no assurance, however, that the value of inflation protected securities will be directly correlated to the changes in interest rates. If interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the security’s inflation measure.

The interest rate for inflation linked bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For example, typically interest income would rise during a period of inflation and fall during a period of deflation.

The market for inflation protected securities may be less developed or liquid, and more volatile, than certain other securities markets. There is a limited number of inflation protected securities currently available for the fund to purchase, making the market less liquid and more volatile than the U.S. Treasury and agency markets.

American Balanced Fund - Page 7

Real estate investment trusts — The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans. The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

Investing outside the U.S. — Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting, disclosure, and regulatory and legal standards and practices; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; different securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the investment adviser, investing outside the United States can also reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in emerging markets. Although there is no universally accepted definition, the investment adviser generally considers emerging markets to refer to the securities markets of countries in the earlier stages of their industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, emerging markets have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing and emerging countries only to a limited extent.

Additional costs could be incurred in connection with the fund’s investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

In determining the domicile of an issuer, the fund’s investment adviser will consider the domicile determination of a leading provider of global indexes, such as Morgan Stanley Capital International, and may also take into account such factors as where the company’s securities are listed and where the company is legally organized, maintains principal corporate offices and/or conducts its principal operations.

Currency transactions — The fund may enter into currency transactions to provide for the purchase or sale of a currency needed to purchase a security denominated in that currency (often referred to as a spot or cover transaction). The fund may also enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although forward contracts entered into by the fund will typically involve the purchase or sale of a currency against the U.S. dollar, the fund also may cross hedge and purchase or sell one currency against another currency (other than the U.S. dollar). The fund has no current intention to cross hedge one currency against another currency (other than the U.S. dollar).

Currency exchange rates generally are determined by forces of supply and demand in the foreign exchange markets and the relative merits of investment in different countries as viewed from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Generally, the fund will not attempt to protect against all potential changes in exchange rates and the use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities. If the value of the underlying securities declines or the amount of the fund’s commitment increases because of changes in exchange rates, the fund may need to provide additional cash or securities to satisfy its commitment under the forward contract. The fund is also subject to the risk that it may be delayed or prevented from obtaining payments owed to it under the forward contract as a result of the insolvency or bankruptcy of the counterparty with which it entered into the forward contract or the failure of the counterparty to comply with the terms of the contract.

While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. Entering into forward currency transactions may change the fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as expected by the fund’s investment adviser. For example, if the fund’s investment adviser increases the fund’s exposure to a foreign currency using forward contracts and that foreign currency’s value declines, the fund may incur a loss. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the U.S. Securities and Exchange Commission.

Forward currency transactions also may affect the character and timing of income, gain, or loss recognized by the fund for U.S. tax purposes. The use of forward currency contracts could result in the application of the mark-to-market provisions of the Internal Revenue Code and may cause an increase (or decrease) in the amount of taxable dividends paid by the fund.

American Balanced Fund - Page 8

Cash and cash equivalents — The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits (asset-backed commercial paper)); (b) short-term bank obligations (for example, certificates of deposit, bankers’ acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes; (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations); (d) securities of the U.S. government, its agencies or instrumentalities that mature, or that may be redeemed, in one year or less; and (e) corporate bonds and notes that mature, or that may be redeemed, in one year or less.

Repurchase agreements — The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan by the fund that is collateralized by the security purchased. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund’s custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

Forward commitment, when issued and delayed delivery transactions — The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund’s aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund’s portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into “roll” transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

Restricted or illiquid securities — The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933, as amended (the “1933 Act”), or in a registered public offering. Where registration is

American Balanced Fund - Page 9

required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund’s board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

Maturity — There are no restrictions on the maturity composition of the portfolio, although it is anticipated that the fund normally will be invested substantially in securities with maturities between two and 10 years. Under normal market conditions, longer term securities yield more than shorter term securities, but are subject to greater price fluctuations.

* * * * * *

Portfolio turnover — Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund’s objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover may involve correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions. It may also result in the realization of net capital gains, which are taxable when distributed to shareholders, unless the shareholder is exempt from taxation or his or her account is tax-favored.

The fund’s portfolio turnover rates for the fiscal years ended December 31, 2013 and 2012 were 55% and 54%, respectively. The portfolio turnover rate would equal 100% if each security in a fund’s portfolio were replaced once per year. See “Financial highlights” in the prospectus for the fund’s annual portfolio turnover rate for each of the last five fiscal years.

Under normal circumstances, the investment adviser anticipates that portfolio turnover for common stocks in the fund’s portfolio will not exceed 100% on an annual basis, and that portfolio turnover for other securities will not exceed 100% on an annual basis.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

American Balanced Fund - Page 10

Fund policies

All percentage limitations in the following fund policies are considered at the time securities are purchased and are based on the fund’s net assets unless otherwise indicated. None of the following policies involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund. In managing the fund, the fund’s investment adviser may apply more restrictive policies than those listed below.

Fundamental policies — The fund has adopted the following policies, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is currently defined in the Investment Company Act of 1940, as amended (the “1940 Act”), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

1. Except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the U.S. Securities and Exchange Commission (“SEC”), SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction, the fund may not:

a.	Borrow money;
b.	Issue senior securities;
c.	Underwrite the securities of other issuers;
d.	Purchase or sell real estate or commodities;
e.	Make loans; or
f.	Purchase the securities of any issuer if, as a result of such purchase, the fund’s investments would be concentrated in any particular industry.

2. The fund may not invest in companies for the purpose of exercising control or management.

Nonfundamental policies — The following policy may be changed without shareholder approval:

The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

American Balanced Fund - Page 11

Additional information about the fund’s policies — The information below is not part of the fund’s fundamental or nonfundamental policies. This information is intended to provide a summary of what is currently required or permitted by the 1940 Act and the rules and regulations thereunder, or by the interpretive guidance thereof by the SEC or SEC staff, for particular fundamental policies of the fund. Information is also provided regarding the fund’s current intention with respect to certain investment practices permitted by the 1940 Act.

For purposes of fundamental policy 1a, the fund may borrow money in amounts of up to 33-1/3% of its total assets from banks for any purpose. Additionally, the fund may borrow up to 5% of its total assets from banks or other lenders for temporary purposes (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed).

For purposes of fundamental policy 1b, a senior security does not include any promissory note or evidence of indebtedness if such loan is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the fund at the time the loan is made (a loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed). Further, to the extent the fund covers its commitments under certain types of agreements and transactions, including reverse repurchase agreements, mortgage-dollar-roll transactions, sale-buybacks, when-issued, delayed-delivery, or forward commitment transactions, and other similar trading practices, by segregating or earmarking liquid assets equal in value to the amount of the fund’s commitment, such agreement or transaction will not be considered a senior security by the fund.

For purposes of fundamental policy 1c, the policy will not apply to the fund to the extent the fund may be deemed an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of fund portfolio securities in the ordinary course of pursuing its investment objectives and strategies.

For purposes of fundamental policy 1e, the fund may not lend more than 33-1/3% of its total assets, provided that this limitation shall not apply to the fund’s purchase of debt obligations.

For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to investments in securities of the U.S. Government, its agencies or Government Sponsored Enterprises or repurchase agreements with respect thereto.

The fund currently does not intend to engage in securities lending, purchase securities on margin, sell securities short or invest in puts, calls, straddles or spreads or combinations thereof.

American Balanced Fund - Page 12

Management of the fund

Board of trustees and officers

“Independent” trustees1

The fund’s nominating and governance committee and board select independent trustees with a view toward constituting a board that, as a body, possesses the qualifications, skills, attributes and experience to appropriately oversee the actions of the fund’s service providers, decide upon matters of general policy and represent the long-term interests of fund shareholders. In doing so, they consider the qualifications, skills, attributes and experience of the current board members, with a view toward maintaining a board that is diverse in viewpoint, experience, education and skills.

The fund seeks independent trustees who have high ethical standards and the highest levels of integrity and commitment, who have inquiring and independent minds, mature judgment, good communication skills, and other complementary personal qualifications and skills that enable them to function effectively in the context of the fund’s board and committee structure and who have the ability and willingness to dedicate sufficient time to effectively fulfill their duties and responsibilities.

Each independent trustee has a significant record of accomplishments in governance, business, not-for-profit organizations, government service, academia, law, accounting or other professions. Although no single list could identify all experience upon which the fund’s independent trustees draw in connection with their service, the following table summarizes key experience for each independent trustee. These references to the qualifications, attributes and skills of the trustees are pursuant to the disclosure requirements of the SEC, and shall not be deemed to impose any greater responsibility or liability on any trustee or the board as a whole. Notwithstanding the accomplishments listed below, none of the independent trustees is considered an “expert” within the meaning of the federal securities laws with respect to information in the fund’s registration statement.

American Balanced Fund - Page 13

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William H. Baribault, 68 Trustee (2012)	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	69	Former director of Henry Co. (until 2009); Professional Business Bank (until 2009)	• Service as chief executive officer for multiple companies • Corporate board experience • Service on advisory and trustee boards for charitable, educational and nonprofit organizations
Vanessa C. L. Chang, 61 Trustee (2012)	Director, EL & EL Investments (real estate)	7	Edison International; Transocean Ltd.

•    Service as a chief executive officer, insurance-related (claims/dispute resolution) internet company

•    Senior management experience, investment banking

•    Former partner, public accounting firm

•    Corporate board experience

•    Service on advisory and trustee boards for charitable, educational and nonprofit organizations

•    Former member of the Governing Council of the Independent Directors Council

•    C.P.A. (inactive)

American Balanced Fund - Page 14

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Linda Griego, 66 Trustee (2012)	President and CEO, Griego Enterprises, Inc. (business management company); President, Zapgo Entertainment, LLC (television production company focused on programming for the Latino market)	4	AECOM Technology Corporation; CBS Corporation Former director of City National Corporation (until 2009); SouthWest Water Company (until 2010)

•    Former Deputy Mayor, City of Los Angeles

•    Service in numerous federal, state and city commission appointments focused on, among other areas, economic development

•    Corporate board experience

•    Board service for hospitals, and philanthropic, educational and nonprofit organizations

Leonade D. Jones, 66 Trustee (1993)	Retired	10	None

•    Service as treasurer of a diversified media and education company

•    Founder of e-commerce and educational loan exchange businesses

•    Corporate board and investment advisory committee experience

•    Service on advisory and trustee boards for charitable, educational, public and nonprofit organizations

•    J.D., M.B.A.

American Balanced Fund - Page 15

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
William D. Jones, 58 Trustee (2008)	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in selected urban communities) and City Scene Management Company (provides commercial asset and property management services)	8	Sempra Energy Former director of SouthWest Water Company (until 2010)

•    Senior investment and management experience, real estate

•    Corporate board experience

•    Service as director, Federal Reserve Boards of San Francisco and Los Angeles

•    Service on advisory and trustee boards for charitable, educational, municipal and nonprofit organizations

•    M.B.A.

James J. Postl, 68 Trustee (2007)	Retired	4	Pulte, Inc. Former director of Centex, Inc. (until 2009); Cooper Industries (until 2012)

•    Service as chief executive officer for multiple international companies

•    Senior corporate management experience

•    Corporate board experience

•    Service on advisory and trustee boards for charitable, educational and nonprofit organizations

Margaret Spellings, 56 Trustee (2012)	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former U.S. Secretary of Education, U.S. Department of Education	69	Former director of Apollo Education Group, Inc. (until 2013)

•    Former Assistant to the President for Domestic Policy, The White House

•    Former senior advisor to the Governor of Texas

•    Service on advisory and trustee boards for charitable and nonprofit organizations

American Balanced Fund - Page 16

Name, age and position with fund (year first elected as a trustee2)	Principal occupation(s) during the past five years	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years	Other relevant experience
Isaac Stein, 67 Chairman of the Board (Independent and Non-Executive) (2004)	President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	Alexza Pharmaceuticals, Inc.; Maxygen, Inc.

•    Service as chief executive officer, apparel company

•    Service as chief financial officer and general counsel, international materials science company

•    Former partner, law firm

•    Corporate board experience

•    Service on advisory and trustee boards for charitable and nonprofit organizations

•    J.D., M.B.A.

American Balanced Fund - Page 17

“Interested” trustee(s)4,5

Interested trustees have similar qualifications, skills and attributes as the independent trustees. Interested trustees are senior executive officers of Capital Research and Management Company or its affiliates. This management role with the fund’s service providers also permits them to make a significant contribution to the fund’s board.

Name, age and position with fund (year first elected as a trustee/officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund	Number of portfolios overseen by trustee	Other directorships[3] held by trustee during the past five years
Gregory D. Johnson, 50 Vice Chairman of the Board, President and Trustee (2003)	Senior Vice President – Capital World Investors, Capital Research and Management Company	1	None

Other officers5

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Hilda L. Applbaum, 53 Senior Vice President (1999)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Jeffrey T. Lager, 45 Senior Vice President (2002)	Senior Vice President – Capital World Investors, Capital Research and Management Company; Director, American Funds Service Company*
James R. Mulally, 61 Senior Vice President (2009)	Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Paul F. Roye, 60 Senior Vice President (2007)	Senior Vice President – Fund Business Management Group, Capital Research and Management Company; Chief Legal Officer, Capital Research and Management Company; Director, American Funds Service Company*
John H. Smet, 57 Senior Vice President (2000)	Director, Capital Research and Management Company; Senior Vice President – Capital Fixed Income Investors, Capital Research and Management Company
Alan N. Berro, 53 Vice President (2010)	Senior Vice President – Capital World Investors, Capital Research and Management Company
Donald H. Rolfe, 41 Vice President (2012)	Chief Compliance Officer, Capital Research Company*; Chief Compliance Officer, Capital Research and Management Company; Vice President and Senior Counsel – Fund Business Management Group, Capital Research and Management Company
American Balanced Fund - Page 18

Name, age and position with fund (year first elected as an officer2)	Principal occupation(s) during the past five years and positions held with affiliated entities or the Principal Underwriter of the fund
Patrick F. Quan, 55 Secretary (1986)	Vice President – Fund Business Management Group, Capital Research and Management Company
Jeffrey P. Regal, 42 Treasurer (2011)	Vice President – Fund Business Management Group, Capital Research and Management Company
Julie E. Lawton, 40 Assistant Secretary (2009)	Assistant Vice President – Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 62 Assistant Treasurer (2011)	Vice President – Fund Business Management Group, Capital Research and Management Company
Ari M. Vinocor, 39 Assistant Treasurer (2012)	Vice President – Fund Business Management Group, Capital Research and Management Company
*	Company affiliated with Capital Research and Management Company.
[1]	The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act.
[2]	Includes service as a director or officer of the fund’s predecessor, American Balanced Fund, Inc., a Maryland corporation. Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a director/trustee of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[4]	“Interested persons” of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the officers listed, except James R. Mulally, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

The address for all trustees and officers of the fund is 333 South Hope Street, 55th Floor, Los Angeles, California 90071, Attention: Secretary.

American Balanced Fund - Page 19

Fund shares owned by trustees as of December 31, 2013:

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee	Dollar range[1,2] of independent trustees deferred compensation[3] allocated to fund	Aggregate dollar range[1,2] of independent trustees deferred compensation[3] allocated to all funds within American Funds family overseen by trustee
“Independent” trustees
William H. Baribault	$1 – $10,000	Over $100,000	N/A	$10,001 – $50,000
Vanessa C. L. Chang	$50,001 – $100,000	Over $100,000	N/A	N/A
Linda Griego	Over $100,000	Over $100,000	N/A	N/A
Leonade D. Jones	Over $100,000	Over $100,000	Over $100,000	Over $100,000
William D. Jones	Over $100,000	Over $100,000	$50,001 – $100,000	Over $100,000
James J. Postl	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Margaret Spellings	$10,001 – $50,000	Over $100,000	$10,001 – $50,000	$50,001 – $100,000
Isaac Stein	Over $100,000	Over $100,000	Over $100,000	Over $100,000
American Balanced Fund - Page 20

Name	Dollar range[1] of fund shares owned	Aggregate dollar range[1] of shares owned in all funds in the American Funds family overseen by trustee
“Interested” trustees
Gregory D. Johnson	Over $100,000	Over $100,000
[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; and Over $100,000. The amounts listed for “interested” trustees include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	N/A indicates that the listed individual, as of December 31, 2013, was not a trustee of a particular fund, did not allocate deferred compensation to the fund or did not participate in the deferred compensation plan.
[3]	Eligible trustees may defer their compensation under a nonqualified deferred compensation plan. Amounts deferred by the trustee accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustee.

Trustee compensation — No compensation is paid by the fund to any officer or trustee who is a director, officer or employee of the investment adviser or its affiliates. Except for the independent trustees listed in the “Board of trustees and officers — ‘Independent’ trustees” table under the “Management of the fund” section in this statement of additional information, all other officers and trustees of the fund are directors, officers or employees of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a “board cluster”). The fund typically pays each independent trustee an annual fee, which ranges from $12,344 to $23,750, based primarily on the total number of board clusters on which that independent trustee serves.

In addition, the fund generally pays independent trustees attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent trustees also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent trustee each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses. Independent trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent trustees.

American Balanced Fund - Page 21

Trustee compensation earned during the fiscal year ended December 31, 2013:

Name	Aggregate compensation (including voluntarily deferred compensation1) from the fund	Total compensation (including voluntarily deferred compensation1) from all funds managed by Capital Research and Management Company or its affiliates
William H. Baribault	$37,761	$334,936
Vanessa C. L. Chang	39,459	239,417
Linda Griego	49,832	149,500
Leonade D. Jones[2]	37,015	327,625
William D. Jones[2]	38,126	263,750
James J. Postl[2]	54,999	165,167
Margaret Spellings[2]	41,624	305,393
Isaac Stein[2]	66,665	200,833
[1]	Amounts may be deferred by eligible trustees under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the trustees. Compensation shown in this table for the fiscal year ended December 31, 2013 does not include earnings on amounts deferred in previous fiscal years. See footnote 2 to this table for more information.
[2]	Since the deferred compensation plan’s adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the end of the 2013 fiscal year for participating trustees is as follows: Leonade D. Jones ($248,786), William D. Jones ($98,799), James J. Postl ($445,970), Margaret Spellings ($17,393) and Isaac Stein ($259,085). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the trustees.

As of February 1, 2014, the officers and trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

American Balanced Fund - Page 22

Fund organization and the board of trustees — The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on September 6, 1932, reorganized in Maryland on February 2, 1990, and was reorganized as a Delaware statutory trust on March 1, 2010. All fund operations are supervised by the fund’s board of trustees which meets periodically and performs duties required by applicable state and federal laws.

Delaware law charges trustees with the duty of managing the business affairs of the trust. Trustees are considered to be fiduciaries of the trust and owe duties of care and loyalty to the trust and its shareholders.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of trustees and set forth in the fund’s rule 18f-3 Plan. Each class’ shareholders have exclusive voting rights with respect to the respective class’ rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund’s Class 529 shares, the Virginia College Savings PlanSM will vote any proxies relating to the fund’s Class 529 shares. In addition, the trustees have the authority to establish new series and classes of shares, and to split or combine outstanding shares into a greater or lesser number, without shareholder approval.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned.

The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Removal of trustees by shareholders — At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of two-thirds of the votes entitled to be cast, remove any trustee from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed trustees. In addition, the trustees of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any trustees when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

Leadership structure — The board’s chair is currently an independent trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The board has determined that an independent chair facilitates oversight and enhances the effectiveness of the board. The independent chair’s duties include, without limitation, generally presiding at meetings of the board, approving

American Balanced Fund - Page 23

board meeting schedules and agendas, leading meetings of the independent trustees in executive session, facilitating communication with committee chairs, and serving as the principal independent trustee contact for fund management and independent counsel to the independent trustees and the fund.

Risk oversight — Day-to-day management of the fund, including risk management, is the responsibility of the fund’s contractual service providers, including the fund’s investment adviser, principal underwriter/distributor and transfer agent. Each of these entities is responsible for specific portions of the fund’s operations, including the processes and associated risks relating to the fund’s investments, integrity of cash movements, financial reporting, operations and compliance. The board of trustees oversees the service providers’ discharge of their responsibilities, including the processes they use to manage relevant risks. In that regard, the board receives reports regarding the operations of the fund’s service providers, including risks. For example, the board receives reports from investment professionals regarding risks related to the fund’s investments and trading. The board also receives compliance reports from the fund’s and the investment adviser’s chief compliance officers addressing certain areas of risk.

Committees of the fund’s board, as well as joint committees of independent board members of funds managed by Capital Research and Management Company, also explore risk management procedures in particular areas and then report back to the full board. For example, the fund’s audit committee oversees the processes and certain attendant risks relating to financial reporting, valuation of fund assets, and related controls. Similarly, a joint review and advisory committee oversees certain risk controls relating to the fund’s transfer agency services.

Not all risks that may affect the fund can be identified or processes and controls developed to eliminate or mitigate their effect. Moreover, it is necessary to bear certain risks (such as investment-related risks) to achieve the fund’s objectives. As a result of the foregoing and other factors, the ability of the fund’s service providers to eliminate or mitigate risks is subject to limitations.

Committees of the board of trustees — The fund has an audit committee comprised of William H. Baribault, Vanessa C. L. Chang, Linda Griego, Leonade D. Jones, James J. Postl and Margaret Spellings, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee provides oversight regarding the fund’s accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund’s principal service providers. The committee acts as a liaison between the fund’s independent registered public accounting firm and the full board of trustees. The audit committee held five meetings during the 2013 fiscal year.

The fund has a contracts committee comprised of William H. Baribault, Vanessa C. L. Chang, Linda Griego, Leonade D. Jones, William D. Jones, James J. Postl, Margaret Spellings and Isaac Stein, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee’s principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser’s affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of trustees on these matters. The contracts committee held one meeting during the 2013 fiscal year.

The fund has a nominating and governance committee comprised of Leonade D. Jones, William D. Jones, James J. Postl, Margaret Spellings and Isaac Stein, none of whom is an “interested person” of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant

American Balanced Fund - Page 24

issues, and recommends any appropriate changes to the full board of trustees. The committee also evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the fund, addressed to the fund’s secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. The nominating and governance committee held two meetings during the 2013 fiscal year.

Proxy voting procedures and principles — The fund’s investment adviser, in consultation with the fund’s board, has adopted Proxy Voting Procedures and Principles (the “Principles”) with respect to voting proxies of securities held by the fund, other American Funds and American Funds Insurance Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Proxies are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by the funds’ boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal. In addition, the funds’ boards monitor the proxy voting process and generally provide guidance with respect to the Principles through a joint proxy committee of the American Funds.

The investment adviser seeks to vote all U.S. proxies; however, in certain circumstances it may be impracticable or impossible to do so. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division’s investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst or other individual with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a board member of one or more American Funds is also a board member of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds’ understanding of the company’s business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at (800) 421-4225, (b) on the American Funds website and (c) on the SEC’s website at sec.gov.

American Balanced Fund - Page 25

The following summary sets forth the general positions of the American Funds, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American Funds website.

Director matters — The election of a company’s slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

Governance provisions — Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors’ sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

Shareholder rights — Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder’s right to call a special meeting typically are not supported.

Compensation and benefit plans — Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

Routine matters — The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management’s recommendations unless circumstances indicate otherwise.

American Balanced Fund - Page 26

Principal fund shareholders — The following table identifies those investors who own of record, or are known by the fund to own beneficially, 5% or more of any class of its shares as of the opening of business on February 1, 2014. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

Name and address	Ownership	Ownership percentage
Edward D. Jones & Co. Omnibus Account Saint Louis, MO	Record	Class A Class B Class 529-A Class 529-B	21.18% 11.83 11.51 5.70
Pershing, LLC Custody Account Jersey City, NJ	Record	Class A Class B Class C Class F-1 Class F-2	6.88 7.82 8.15 11.92 21.63
First Clearing, LLC Custody Account Saint Louis, MO	Record	Class A Class B Class C Class F-1	6.75 5.23 10.02 11.57
National Financial Services, LLC Omnibus Account New York, NY	Record	Class B Class F-1 Class F-2	6.17 9.50 13.68
Merrill Lynch Omnibus Account Jacksonville, FL	Record	Class C Class F-1 Class F-2 Class R-5	10.36 7.09 22.53 13.66
Morgan Stanley & Co., Inc. Omnibus Account Jersey City, NJ	Record	Class C Class F-1	8.29 13.37
Charles Schwab & Co., Inc. Custody Account San Francisco, CA	Record	Class F-1 Class F-2 Class R-4	7.48 9.05 5.04
UBS WM USA Omnibus Account Jersey City, NJ	Record	Class F-1	7.33
Raymond James Omnibus Account St. Petersburg, FL	Record	Class F-1	5.81
LPL Financial Omnibus Account San Diego, CA	Record	Class F-2	10.25
RBC Capital Markets, LLC Omnibus Account Minneapolis, MN	Record	Class F-2	5.97
Hartford Life Insurance Co. Separate Account 401K Plan Hartford, CT	Record Beneficial	Class R-1	17.85
Asbestos Workers Local Union Retirement Plan Columbia, MD	Record Beneficial	Class R-1	8.04
ING Life Insurance & Annuity Hartford, CT	Record	Class R-3	14.94
Trader Joe’s Company Retirement Plan Englewood, CO	Record Beneficial	Class R-4	18.59
John Hancock Life Insurance Co. USA Omnibus Account Boston, MA	Record	Class R-5	25.00
American Balanced Fund - Page 27

Name and address	Ownership	Ownership percentage
State Street Bank & Trust Co. Harrison, NY	Record Beneficial	Class R-5	7.81
TransAmerica Life Insurance Company Los Angeles, CA	Record	Class R-5	7.62
American Funds Balanced Portfolio Irvine, CA	Record	Class R-6	11.09
NFS, LLC FEBO 401K Plan Covington, KY	Record Beneficial	Class R-6	8.68
American Funds 2020 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	6.42
American Funds 2030 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	6.12
American Funds 2025 Target Date Retirement Fund Los Angeles, CA	Record	Class R-6	6.00

Unless otherwise noted, references in this statement of additional information to Class F shares, Class R shares or Class 529 shares refer to both F share classes, all R share classes or all 529 share classes, respectively.

Investment adviser — Capital Research and Management Company, the fund’s investment adviser, founded in 1931, maintains research facilities in the United States and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333 South Hope Street, Los Angeles, CA 90071. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital Research and Management Company manages equity assets through three equity investment divisions and fixed-income assets through its fixed-income investment division, Capital Fixed Income Investors. The three equity investment divisions — Capital World Investors, Capital Research Global Investors and Capital International Investors — make investment decisions independently of one another. Portfolio managers in Capital International Investors rely on a research team that also provides investment services to institutional clients and other accounts advised by affiliates of Capital Research and Management Company. The fund is operated by the investment adviser, which has claimed an exclusion from the definition of the term commodity pool operator under the Commodity Exchange Act (the “CEA”) with respect to the fund and, therefore, is not subject to registration or regulation as such under the CEA with respect to the fund.

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional’s management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

Compensation of investment professionals — As described in the prospectus, the investment adviser uses a system of multiple portfolio managers in managing fund assets. In addition, Capital Research and Management Company’s investment analysts may make investment decisions with respect to a portion of a fund’s portfolio within their research coverage.

Portfolio managers and investment analysts are paid competitive salaries by Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of

American Balanced Fund - Page 28

compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual’s portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio managers, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts’ contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund’s portfolio managers may be measured against one or more benchmarks, depending on his or her investment focus, such as: S&P 500, Lipper Growth & Income Funds Index, Barclays U.S. Aggregate Index, Lipper General U.S. Government Funds Average and Lipper Core Bond Funds Average. From time to time, Capital Research and Management Company may adjust or customize these benchmarks to better reflect the universe of comparably managed funds of competitive investment management firms.

Portfolio manager fund holdings and other managed accounts — As described below, portfolio managers may personally own shares of the fund. In addition, portfolio managers may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

American Balanced Fund - Page 29

The following table reflects information as of December 31, 2013:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[3]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[4]
Gregory D. Johnson	$100,001 – $500,000	3	$161.9	None		None
Hilda L. Applbaum	$100,001 – $500,000	2	$89.0	None		None
Jeffrey T. Lager	$100,001 – $500,000	2	$86.9	None		None
James R. Mulally	$100,001 – $500,000	7	$106.0	1	$0.03	None
John H. Smet	$100,001 – $500,000	6	$153.7	None		None
Alan N. Berro	Over $1,000,000	10	$116.5	None		None
Dina N. Perry	Over $1,000,000	3	$212.4	1	$2.16	None
Eugene P. Stein	$100,001 – $500,000	2	$86.9	None		None

[1]	Ownership disclosure is made using the following ranges: None; $1 – $10,000; $10,001 – $50,000; $50,001 – $100,000; $100,001 – $500,000; $500,001 – $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
[2]	Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
[3]	Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
[4]	Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
American Balanced Fund - Page 30

Investment Advisory and Service Agreement — The Investment Advisory and Service Agreement (the “Agreement”) between the fund and the investment adviser will continue in effect until December 31, 2014, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (b) the vote of a majority of trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days’ written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act). In addition, the Agreement provides that the investment adviser may delegate all, or a portion of, its investment management responsibilities to one or more subsidiary advisers approved by the fund’s board, pursuant to an agreement between the investment adviser and such subsidiary. Any such subsidiary adviser will be paid solely by the investment adviser out of its fees.

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund’s executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund’s offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund’s plans of distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to independent trustees; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based on the following annualized rates and average daily net asset levels:

Net asset level

Rate	In excess of	Up to
0.42%	$ 0	$ 500,000,000
0.324	500,000,000	1,000,000,000
0.30	1,000,000,000	1,500,000,000
0.282	1,500,000,000	2,500,000,000
0.27	2,500,000,000	4,000,000,000
0.262	4,000,000,000	6,500,000,000
0.255	6,500,000,000	10,500,000,000
0.25	10,500,000,000	13,000,000,000
0.245	13,000,000,000	17,000,000,000
0.24	17,000,000,000	21,000,000,000
0.235	21,000,000,000	27,000,000,000
American Balanced Fund - Page 31

Rate	In excess of	Up to
0.230	27,000,000,000	34,000,000,000
0.225	34,000,000,000	44,000,000,000
0.220	44,000,000,000	55,000,000,000
0.215	55,000,000,000	71,000,000,000
0.210	71,000,000,000

For the fiscal years ended December 31, 2013, 2012 and 2011, the investment adviser received from the fund management fees of $149,567,000, $128,211,000 and $121,350,000, respectively.

Administrative services — The investment adviser and its affiliates provide certain administrative services for shareholders of the fund’s Class A, C, F, R and 529 shares. Services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

These services are provided pursuant to an Administrative Services Agreement (the “Administrative Agreement”) between the fund and the investment adviser relating to the fund’s Class A, C, F, R and 529 shares. The Administrative Agreement will continue in effect until December 31, 2014, unless sooner renewed or terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of the members of the fund’s board who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent board members. The investment adviser has the right to terminate the Administrative Agreement upon 60 days’ written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser receives an administrative services fee at the annual rate of .01% of the average daily net assets of the fund attributable to Class A shares and .05% of the average daily net assets of the fund attributable to Class C, F, R and 529 shares for administrative services. Administrative services fees are paid monthly and accrued daily.

American Balanced Fund - Page 32

During the 2013 fiscal year, administrative services fees were:

Administrative services fee
Class A	$3,853,000
Class C	2,396,000
Class F-1	971,000
Class F-2	290,000
Class 529-A	1,179,000
Class 529-B	60,000
Class 529-C	385,000
Class 529-E	62,000
Class 529-F-1	46,000
Class R-1	70,000
Class R-2	622,000
Class R-3	1,472,000
Class R-4	1,815,000
Class R-5	1,147,000
Class R-6	1,476,000

American Balanced Fund - Page 33

Principal Underwriter and plans of distribution — American Funds Distributors, Inc. (the “Principal Underwriter”) is the principal underwriter of the fund’s shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA 92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; and 12811 North Meridian Street, Carmel, IN 46032.

The Principal Underwriter receives revenues relating to sales of the fund’s shares, as follows:

•	For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal Underwriter to investment dealers.
•	For Class B and 529-B shares sold prior to April 21, 2009, the Principal Underwriter sold its rights to the .75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensated investment dealers for sales of Class B and 529-B shares out of the proceeds of this sale and kept any amounts remaining after this compensation was paid.
•	For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisors upon the sale of Class C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to intermediaries, such as qualified dealers or financial advisors, in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

American Balanced Fund - Page 34

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

	Fiscal year	Commissions, revenue or fees retained	Allowance or compensation to dealers
Class A	2013	$16,594,000	$74,823,000
	2012	11,180,000	51,491,000
	2011	9,313,000	43,051,000
Class C	2013	—	9,028,000
	2012	—	4,549,000
	2011	404,000	3,612,000
Class 529-A	2013	1,177,000	5,517,000
	2012	1,213,000	5,765,000
	2011	1,141,000	5,457,000
Class 529-C	2013	26,000	838,000
	2012	—	801,000
	2011	42,000	728,000

Plans of distribution — The fund has adopted plans of distribution (the “Plans”) pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund’s board of trustees has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund’s average daily net assets attributable to the applicable share class, are disclosed in the prospectus under “Fees and expenses of the fund.” Further information regarding the amounts available under each Plan is in the “Plans of Distribution” section of the prospectus.

American Balanced Fund - Page 35

Following is a brief description of the Plans:

Class A and 529-A — For Class A and 529-A shares, up to .25% of the fund’s average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal Underwriter for distribution-related expenses. The fund may annually expend up to .25% for Class A shares and up to .50% for Class 529-A shares under the applicable Plan.

Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these “no load” purchases (which are described in further detail under the “Sales Charges” section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for 15 months, provided that the reimbursement of such commissions does not cause the fund to exceed the annual expense limit. After 15 months, these commissions are not recoverable.

Class B and 529-B — The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to .25% of the fund’s average daily net assets attributable to such shares for paying service-related expenses and .75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

Other share classes (Class C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4) — The Plans for each of the other share classes that have adopted Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund’s average daily net assets attributable to such shares:

Share class	Service related payments[1]	Distribution related payments[1]	Total allowable under the Plans[2]
Class C	0.25%	0.75%	1.00%
Class 529-C	0.25	0.75	1.00
Class F-1	0.25	—	0.50
Class 529-F-1	0.25	—	0.50
Class 529-E	0.25	0.25	0.75
Class R-1	0.25	0.75	1.00
Class R-2	0.25	0.50	1.00
Class R-3	0.25	0.25	0.75
Class R-4	0.25	—	0.50

[1]	Amounts in these columns represent the amounts approved by the board of trustees under the applicable Plan.
[2]	The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of trustees.
American Balanced Fund - Page 36

During the 2013 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

	12b-1 expenses	12b-1 unpaid liability outstanding
Class A	$92,619,000	$8,027,000
Class B	9,415,000	735,000
Class C	47,783,000	4,655,000
Class F-1	4,844,000	551,000
Class 529-A	5,231,000	471,000
Class 529-B	1,199,000	104,000
Class 529-C	7,657,000	834,000
Class 529-E	618,000	67,000
Class 529-F-1	—	—
Class R-1	1,389,000	137,000
Class R-2	9,244,000	942,000
Class R-3	14,652,000	1,392,000
Class R-4	9,062,000	860,000

Approval of the Plans — As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full board of trustees and separately by a majority of the independent trustees of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent trustees of the fund are committed to the discretion of the independent trustees during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of trustees and the Plans must be renewed annually by the board of trustees.

A portion of the fund’s 12b-1 expense is paid to financial advisors to compensate them for providing ongoing services. If you have questions regarding your investment in the fund or need assistance with your account, please contact your financial advisor. If you need a financial advisor, please call American Funds Distributors at (800) 421-4120 for assistance.

Fee to Virginia College Savings Plan — With respect to Class 529 shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of .10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds, .09% on net assets between $30 billion and $60 billion, .08% on net assets between $60 billion and $90 billion, .07% on net assets between $90 billion and $120 billion, and .06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter.

American Balanced Fund - Page 37

Other compensation to dealers — As of July 2013, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

AXA Advisors, LLC

Cadaret, Grant & Co., Inc.

Cambridge Investment Research, Inc.

Cetera Financial Group

Cetera Advisor Networks LLC

Cetera Advisors LLC

Cetera Financial Specialists LLC

Cetera Investment Services LLC

Commonwealth Financial Network

D.A. Davidson & Co.

Edward Jones

H. Beck, Inc.

Hefren-Tillotson, Inc.

HTK / Janney Montgomery Group

Hornor, Townsend & Kent, Inc.

Janney Montgomery Scott LLC

ING Financial Advisers, LLC

J. J. B. Hilliard, W. L. Lyons, LLC

Lincoln Network

Lincoln Financial Advisors Corporation

Lincoln Financial Securities Corporation

LPL Group

LPL Financial LLC

Uvest Investment Services

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Metlife Enterprises

Metlife Securities Inc.

New England Securities

Tower Square Securities, Inc.

Walnut Street Securities, Inc.

MML Investors Services, LLC

Morgan Stanley Smith Barney LLC

NFP Securities, Inc.

Northwestern Mutual Investment Services, LLC

NPH / Jackson National

Invest Financial Corporation

Investment Centers of America, Inc.

National Planning Corporation

SII Investments, Inc.

Park Avenue Securities LLC

PFS Investments Inc.

Raymond James Group

Morgan Keegan & Company, Inc.

Raymond James & Associates, Inc.

Raymond James Financial Services Inc.

RBC Capital Markets Corporation

Robert W. Baird & Co. Incorporated

Stifel, Nicolaus & Company, Incorporated

American Balanced Fund - Page 38

The Advisor Group

FSC Securities Corporation

Royal Alliance Associates, Inc.

SagePoint Financial, Inc.

Transamerica Financial Advisors, Inc.

UBS Financial Services Inc.

Wells Fargo Network

First Clearing LLC

Wells Fargo Advisors Financial Network, LLC

Wells Fargo Advisors Investment Services Group

Wells Fargo Advisors Latin American Channel

Wells Fargo Advisors Private Client Group

American Balanced Fund - Page 39

Execution of portfolio transactions

The investment adviser places orders with broker-dealers for the fund’s portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain “best execution” (the most favorable total price reasonably attainable under the circumstances) for the fund’s portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality, likely speed and reliability of the executions, the broker-dealer’s or execution venue’s ability to offer liquidity and anonymity and the potential for minimizing market impact. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment adviser’s judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser’s research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged, including on an execution-only basis, for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934. Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good

American Balanced Fund - Page 40

faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser’s overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser provides its trading desks with information regarding the relative value of services provided by particular broker-dealers. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm’s request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c) the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time, (i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions normally aggregates its respective purchases or sales and executes them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser normally aggregates such purchases or sales and executes them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund’s portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund’s portfolio transactions.

Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The cost to the fund of engaging in such contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because such contracts are entered into on a principal basis, their prices usually include undisclosed compensation to the market maker reflecting the spread between the bid and ask prices for the

American Balanced Fund - Page 41

contracts. The fund may incur additional fees in connection with the purchase or sale of certain contracts.

Brokerage commissions paid on portfolio transactions for the fiscal years ended December 31, 2013, 2012 and 2011 amounted to $11,295,000, $9,048,000 and $15,840,000, respectively. The volume of trading activity decreased during the 2012 fiscal year, resulting in a decrease in brokerage commissions paid on portfolio transactions.

The fund is required to disclose information regarding investments in the securities of its “regular” broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund’s portfolio transactions during the fund’s most recently completed fiscal year; (b) one of the 10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund’s most recently completed fiscal year; or (c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund’s most recently completed fiscal year.

At the end of the fund’s most recently completed fiscal year, the fund’s regular broker-dealers included Citigroup Global Markets Inc., Goldman Sachs & Co., Morgan Stanley & Co. LLC and UBS AG. At the end of the fund’s most recently completed fiscal year, the fund held equity and debt securities of Citigroup Inc. in the amount of $573,929,000 and Goldman Sachs Group, Inc. in the amount of $911,415,000. The fund held debt securities of Morgan Stanley & Co. LLC in the amount of $57,446,000 and UBS AG in the amount of $18,524,000.

American Balanced Fund - Page 42

Disclosure of portfolio holdings

The fund’s investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund’s board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the fund’s Chief Compliance Officer.

Under these policies and procedures, the fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. In addition, the fund’s list of top 10 equity portfolio holdings measured by percentage of net assets, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the 10th day after such month. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The fund’s custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, consultants or agents operating under a contract with the investment adviser or its affiliates, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the fund’s custodian, outside counsel and auditor.

The fund’s portfolio holdings, dated as of the end of each calendar month, are made available to up to 20 key broker-dealer relationships with research departments to help them evaluate the fund for eligibility on approved lists or in model portfolios. These firms include certain of those listed under the “Other compensation to dealers” section of this statement of additional information and certain broker-dealer firms that offer trading platforms for registered investment advisers. Monthly holdings may be provided to these intermediaries no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the fund and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund, such persons will be bound by agreements (including confidentiality agreements) or fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. None of the fund, its investment adviser or any of their affiliates receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

American Balanced Fund - Page 43

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund’s investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund’s portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The fund’s investment adviser and its affiliates provide investment advice to clients other than the fund that have investment objectives that may be substantially similar to those of the fund. These clients also may have portfolios consisting of holdings substantially similar to those of the fund and generally have access to current portfolio holdings information for their accounts. These clients do not owe the fund’s investment adviser or the fund a duty of confidentiality with respect to disclosure of their portfolio holdings.

American Balanced Fund - Page 44

Price of shares

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received by the fund or the Transfer Agent provided that your request contains all information and legal documentation necessary to process the transaction. The Transfer Agent may accept written orders for the sale of fund shares on a future date. These orders are subject to the Transfer Agent’s policies, which generally allow shareholders to provide a written request to sell shares at the net asset value on a specified date no more than five business days after receipt of the order by the Transfer Agent. Any request to sell shares on a future date will be rejected if the request is not in writing, if the requested transaction date is more than five business days after the Transfer Agent receives the request or if the request does not contain all information and legal documentation necessary to process the transaction.

The offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day’s closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the New York Stock Exchange is open. If, for example, the New York Stock Exchange closes at 1 p.m. New York time, the fund’s share price would still be determined as of 4 p.m. New York time. In such example, portfolio securities traded on the New York Stock Exchange would be valued at their closing prices unless the investment adviser determines that a fair value adjustment is appropriate due to subsequent events. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year’s Day; Martin Luther King, Jr. Day; Presidents’ Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management Company (other than American Funds Money Market Fund®) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

American Balanced Fund - Page 45

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. The pricing vendors base bond prices on, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. The fund’s investment adviser performs certain checks on vendor prices prior to calculation of the fund’s net asset value. When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Assets or liabilities initially expressed in terms of currencies other than U.S. dollars are translated prior to the next determination of the net asset value of the fund’s shares into U.S. dollars at the prevailing market rates.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are valued at fair value as determined in good faith under fair value guidelines adopted by authority of the fund’s board. Subject to board oversight, the fund’s board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund’s investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences. If significant events occur after the close of a market (and before these

American Balanced Fund - Page 46

fund’s net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities attributable to particular share classes, such as liabilities for repurchase of fund shares, are deducted from total assets attributable to such share classes.

Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that class.

American Balanced Fund - Page 47

Taxes and distributions

Disclaimer: Some of the following information may not apply to certain shareholders, including those holding fund shares in a tax-favored account, such as a retirement plan or education savings account. Shareholders should consult their tax advisors about the application of federal, state and local tax law in light of their particular situation.

Taxation as a regulated investment company — The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company, and avoid being subject to federal income taxes, the fund intends to distribute substantially all of its net investment income and realized net capital gains on a fiscal year basis, and intends to comply with other tests applicable to regulated investment companies under Subchapter M.

The Code includes savings provisions allowing the fund to cure inadvertent failures of certain qualification tests required under Subchapter M. However, should the fund fail to qualify under Subchapter M, the fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders would be taxed as dividend income to the extent of the fund’s earnings and profits.

Amounts not distributed by the fund on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible 4% excise tax. Unless an applicable exception applies, to avoid the tax, the fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98.2% of its capital gains in excess of its capital losses for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years.

Dividends paid by the fund from ordinary income or from an excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income dividends. For corporate shareholders, a portion of the fund’s ordinary income dividends may be eligible for the 70% deduction for dividends received by corporations to the extent the fund’s income consists of dividends paid by U.S. corporations. This deduction does not include dividends received from non-U.S. corporations and dividends on stocks the fund has not held for more than 45 days during the 90-day period beginning 45 days before the stock became ex-dividend (90 and 180 days for certain preferred stock). Corporate shareholders can only apply the lower rate to the qualified portion of a fund’s dividends if they have held the shares in the fund on which the dividends were paid for the applicable 45 day or 90 day holding period surrounding the ex-dividend date of the fund’s dividends.

The fund may declare a capital gain distribution consisting of the excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund. For fund fiscal years beginning on or after December 22, 2010, capital losses may be carried forward indefinitely and retain their character as either short-term or long-term. Under prior law, net capital losses could be carried forward for eight tax years and were treated as short-term capital losses. The fund is required to use capital losses arising in fiscal years beginning on or after December 22, 2010 before using capital losses arising in fiscal years prior to December 22, 2010.

The fund may retain a portion of net capital gain for reinvestment and may elect to treat such capital gain as having been distributed to shareholders of the fund. Shareholders may receive a credit for the tax that the fund paid on such undistributed net capital gain and would increase the basis in their

American Balanced Fund - Page 48

shares of the fund by the difference between the amount of includible gains and the tax deemed paid by the shareholder.

Distributions of net capital gain that the fund properly designates as a capital gain distribution generally will be taxable as long-term capital gain, regardless of the length of time the shares of the fund have been held by a shareholder. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions (including any undistributed amounts treated as distributed capital gains, as described above) during such six-month period.

Capital gain distributions by the fund result in a reduction in the net asset value of the fund’s shares. Investors should consider the tax implications of buying shares just prior to a capital gain distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions and exchanges of fund shares — Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder’s tax basis in the new shares purchased.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced or no sales charge for shares of the fund, or of a different fund acquired before January 31st of the year following the year the shareholder exchanged or otherwise disposed of the original fund shares, the sales charge previously incurred in acquiring the fund’s shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Tax consequences of investments in non-U.S. securities — Dividend and interest income received by the fund from sources outside the United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

If more than 50% of the value of the total assets of the fund at the close of the taxable year consists of securities of foreign corporations, the fund may elect to pass through to shareholders the foreign taxes paid by the fund. If such an election is made, shareholders may claim a credit or deduction on their federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid by the fund to foreign countries. The application of the foreign tax credit depends upon the particular circumstances of each shareholder.

Foreign currency gains and losses, including the portion of gain or loss on the sale of debt securities attributable to fluctuations in foreign exchange rates, are generally taxable as ordinary income or loss. These gains or losses may increase or decrease the amount of dividends payable by the fund to shareholders. A fund may elect to treat gain and loss on certain foreign currency contracts as capital gain and loss instead of ordinary income or loss.

American Balanced Fund - Page 49

If the fund invests in stock of certain passive foreign investment companies (PFICs), the fund intends to mark-to-market these securities and recognize any gains at the end of its fiscal and excise tax years. Deductions for losses are allowable only to the extent of any previously recognized gains. Both gains and losses will be treated as ordinary income or loss, and the fund is required to distribute any resulting income. If the fund is unable to identify an investment as a PFIC security and thus does not make a timely mark-to-market election, the fund may be subject to adverse tax consequences.

Other tax considerations — After the end of each calendar year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

For fund shares acquired on or after January 1, 2012, the fund is required to report cost basis information for redemptions, including exchanges, to both shareholders and the IRS.

Shareholders may obtain more information about cost basis online at americanfunds.com/costbasis.

Under the backup withholding provisions of the Code, the fund generally will be required to withhold federal income tax on all payments made to a shareholder if the shareholder either does not furnish the fund with the shareholder’s correct taxpayer identification number or fails to certify that the shareholder is not subject to backup withholding. Backup withholding also applies if the IRS notifies the shareholder or the fund that the taxpayer identification number provided by the shareholder is incorrect or that the shareholder has previously failed to properly report interest or dividend income.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and legal residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to U.S. withholding taxes.

American Balanced Fund - Page 50

Unless otherwise noted, all references in the following pages to Class A, B, C or F-1 shares also refer to the corresponding Class 529-A, 529-B, 529-C or 529-F-1 shares. Class 529 shareholders should also refer to the applicable program description for information on policies and services specifically relating to these accounts. Shareholders holding shares through an eligible retirement plan should contact their plan’s administrator or recordkeeper for information regarding purchases, sales and exchanges.

Purchase and exchange of shares

Purchases by individuals — As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial advisor or investment dealer authorized to sell the fund’s shares. You may make investments by any of the following means:

Contacting your financial advisor — Deliver or mail a check to your financial advisor.

By mail — For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application. Please indicate an investment dealer on the account application. You may make additional investments by filling out the “Account Additions” form at the bottom of a recent transaction confirmation and mailing the form, along with a check made payable to the fund, using the envelope provided with your confirmation.

The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

American Funds

12711 North Meridian Street

Carmel, IN 46032-9181

American Funds

5300 Robin Hood Road

Norfolk, VA 23513-2407

By telephone — Using the American FundsLine. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

By Internet — Using americanfunds.com. Please see the “Shareholder account services and privileges” section of this statement of additional information for more information regarding this service.

American Balanced Fund - Page 51

By wire — If you are making a wire transfer, instruct your bank to wire funds to:

Wells Fargo Bank

ABA Routing No. 121000248

Account No. 4600-076178

Your bank should include the following information when wiring funds:

For credit to the account of:

American Funds Service Company

(fund’s name)

For further credit to:

(shareholder’s fund account number)

(shareholder’s name)

You may contact American Funds Service Company at (800) 421-4225 if you have questions about making wire transfers.

Other purchase information — Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. The American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. In addition, the fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Class R-5 and R-6 shares may also be made available to the Virginia College Savings Plan for use in the Virginia Education Savings Trust and the Virginia Prepaid Education Program and other registered investment companies approved by the fund’s investment adviser or distributor. Class R-6 shares are also available to other post employment benefits plans.

Purchase minimums and maximums — All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

•	Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and
•	Employer-sponsored CollegeAmerica accounts.
American Balanced Fund - Page 52

The following account types may be established without meeting the initial purchase minimum:

•	Retirement accounts that are funded with employer contributions; and
•	Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

•	Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or (d) required minimum distribution automatic exchanges; and
•	American Funds Money Market Fund accounts registered in the name of clients of Capital Guardian Trust Company’s Capital Group Private Client Services division.

Certain accounts held on the fund’s books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts’ purchase orders for fund shares, such accounts are not required to meet the fund’s minimum amount for subsequent purchases.

Exchanges — You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of American Funds Money Market Fund to Class C shares of American Funds Short-Term Tax-Exempt Bond Fund, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds Money Market Fund are subject to applicable sales charges, unless the American Funds Money Market Fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund’s distributor and certain registered investment advisors.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial advisor, by using American FundsLine or americanfunds.com, or by telephoning (800) 421-4225 toll-free, or faxing (see “American Funds Service Company service areas” in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see “Shareholder account services and privileges” in this statement of additional information. These transactions have the same tax consequences as ordinary sales and purchases.

Shares held in employer-sponsored retirement plans may be exchanged into other American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see “Price of shares” in this statement of additional information).

Conversion — Currently, Class C shares of the fund automatically convert to Class F-1 shares in the month of the 10-year anniversary of the purchase date. The board of trustees of the fund reserves the right at any time, without shareholder approval, to amend the conversion feature of the Class C shares, including without limitation, providing for conversion into a different share class or for no conversion.

American Balanced Fund - Page 53

In making its decision, the board of trustees will consider, among other things, the effect of any such amendment on shareholders.

Frequent trading of fund shares — As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund’s “purchase blocking policy.” Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented if the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions. Generally, purchases and redemptions will not be considered “systematic” unless the transaction is prescheduled for a specific date.

Other potentially abusive activity — In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds — for example, short-term trading activity in multiple funds. When identified, American Funds Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

Moving between share classes

If you wish to “move” your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

Exchanging Class B shares for Class A shares — If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a Class A sales charge. If, however, you exchange your Class B shares for Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

Exchanging Class C shares for Class A shares — If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

Exchanging Class C shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

Exchanging Class F shares for Class A shares — You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if you are leaving or have left the fee-based program. You can exchange Class F shares received in a conversion from Class C shares for Class A shares at any time without paying an initial Class A sales charge if you notify American Funds Service Company of the conversion when you make your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class F shares to receive the Class A shares without paying an initial Class A sales charge.

American Balanced Fund - Page 54

Exchanging Class A shares for Class F shares — If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Exchanging Class F-1 shares for Class F-2 shares — If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

Moving between other share classes — If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service Company at (800) 421-4225 for more information.

Non-reportable transactions — Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by American Funds Service Company and processed as a single transaction. However, a movement between a 529 share class and a non-529 share class of the same fund will be reportable.

American Balanced Fund - Page 55

Sales charges

Class A purchases

Purchases by certain 403(b) plans

A 403(b) plan may not invest in Class A or C shares unless such plan was invested in Class A or C shares before January 1, 2009.

Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes before January 1, 2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009, are treated as accounts of an employer-sponsored plan for sales charge purposes.

Purchases by SEP plans and SIMPLE IRA plans

Participant accounts in a Simplified Employee Pension (SEP) plan or a Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc. In the case where the employer adopts any other plan (including, but not limited to, an IRS model agreement), each participant’s account in the plan will be aggregated with the participant’s own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November 15, 2004, may continue with that method so long as the employer has not modified the plan document since that date.

Other purchases

Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund Administration Unit, or by his or her designee, Class A shares of the American Funds stock, stock/bond and bond funds may be sold at net asset value to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2)	currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees (collectively, “Eligible Persons”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their
American Balanced Fund - Page 56

spouses, parents and/or children (these policies are subject to the dealer’s policies and system capabilities);
(3)	currently registered investment advisors (“RIAs”) and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively, “Eligible RIAs”) (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible RIAs or the spouses, children or parents of the Eligible RIAs are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible RIAs, their spouses, parents and/or children (these policies are subject to the RIA’s policies and system capabilities);
(4)	companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(5)	insurance company separate accounts;
(6)	accounts managed by subsidiaries of The Capital Group Companies, Inc.;
(7)	The Capital Group Companies, Inc. and its affiliated companies;
(8)	an individual or entity with a substantial business relationship with The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;
(9)	wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.; and
(10)	full-time employees of banks that have sales agreements with the Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

Transfers to CollegeAmerica — A transfer from the Virginia Prepaid Education ProgramSM or the Virginia Education Savings TrustSM to a CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

Moving between accounts — Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

•	redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;
•	required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and
American Balanced Fund - Page 57

•	death distributions paid to a beneficiary’s account that are used by the beneficiary to purchase fund shares in a different account.

Loan repayments — Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American Funds Service Company is notified of the repayment.

Dealer commissions and compensation — Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund’s IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, .50% on amounts of at least $4 million but less than $10 million and .25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of .50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

American Balanced Fund - Page 58

Sales charge reductions and waivers

Reducing your Class A sales charge — As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares. Additional information about Class A sales charge reductions is provided below.

Statement of intention — By establishing a statement of intention (the “Statement”), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding American Funds Money Market Fund) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. Your accumulated holdings (as described in the paragraph below titled “Rights of accumulation”) eligible to be aggregated as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new Statement will be established.

The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder’s death.

When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder’s account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder’s account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the appropriate number of shares held in escrow will be redeemed to pay the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder’s account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

American Balanced Fund - Page 59

Aggregation — Qualifying investments for aggregation include those made by you and your “immediate family” as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

•	individual-type employee benefit plans, such as an IRA, single-participant Keogh-type plan, or a participant account of a 403(b) plan that is treated as an individual-type plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information);
•	SEP plans and SIMPLE IRA plans established after November 15, 2004, by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;
•	business accounts solely controlled by you or your immediate family (for example, you own the entire business);
•	trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor’s death the trust account may be aggregated with such beneficiary’s own accounts; for trusts with multiple primary beneficiaries, upon the trustor’s death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary; each primary beneficiary’s separate trust account may then be aggregated with such beneficiary’s own accounts);
•	endowments or foundations established and controlled by you or your immediate family; or
•	529 accounts, which will be aggregated at the account owner level (Class 529-E accounts may only be aggregated with an eligible employer plan).

Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

•	for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;
•	made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;
•	for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;
•	for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;
•	for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see “Purchases by certain 403(b) plans” under “Sales charges” in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or
•	for a SEP or SIMPLE IRA plan established after November 15, 2004, by an employer adopting a prototype plan produced by American Funds Distributors, Inc.

Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the

American Balanced Fund - Page 60

customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

Concurrent purchases — As described in the prospectus, you may reduce your Class A sales charge by combining purchases of all classes of shares in the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series. Shares of American Funds Money Market Fund purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds Money Market Fund are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

Rights of accumulation — Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as applicable holdings in the American Funds Target Date Retirement Series, American Funds Portfolio Series and American Funds College Target Date Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds Money Market Fund are excluded. Subject to your investment dealer’s or recordkeeper’s capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the “market value”) as of the day prior to your American Funds investment or (b) the amount you invested (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the “cost value”). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

The value of all of your holdings in accounts established in calendar year 2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial advisor or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your American Funds investment) of your individual holdings in various American Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

You may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or 529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American Legacy accounts.

American Balanced Fund - Page 61

CDSC waivers for Class A, B and C shares — As noted in the prospectus, a contingent deferred sales charge (“CDSC”) may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant’s death and removes the decedent’s name from the account, may redeem shares from the account without incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an “account” (defined below) annually (the “12% limit”):

•	Required minimum distributions taken from retirement accounts upon the shareholder’s attainment of age 70½ (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).
•	Redemptions through an automatic withdrawal plan (“AWP”) (see “Automatic withdrawals” under “Shareholder account services and privileges” in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached. Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made. Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

For purposes of this paragraph, “account” means your investment in the applicable class of shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus. For example, CDSC waivers will not be allowed on redemptions of Class 529-B and 529-C shares due to termination of CollegeAmerica; a determination by the Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within CollegeAmerica.

American Balanced Fund - Page 62

Selling shares

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service Company directly, any such request must be signed by the registered shareholders. To contact American Funds Service Company via overnight mail or courier service, see “Purchase and exchange of shares.”

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

If you hold multiple American Funds and a CDSC applies to the shares you are redeeming, the CDSC will be calculated based on the applicable class of shares of the particular fund from which you are making the redemption.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier’s checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from American Funds Money Market Fund be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

American Balanced Fund - Page 63

Shareholder account services and privileges

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

Automatic investment plan — An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank’s capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

Automatic reinvestment — Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

Cross-reinvestment of dividends and distributions — For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1) the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund’s minimum initial investment requirement);

(2) if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3) if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

Automatic exchanges — For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

American Balanced Fund - Page 64

Automatic withdrawals — Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day. However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your advisor or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income. Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder’s account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

Account statements — Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

American FundsLine and americanfunds.com — You may check your share balance, the price of your shares or your most recent account transaction; redeem shares (up to $125,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using americanfunds.com. To use American FundsLine, call (800) 325-3590 from a TouchTone™ telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in “Telephone and Internet purchases, redemptions and exchanges” below. You will need your fund number (see the list of the American Funds under the “General information — fund numbers” section in this statement of additional information), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services. However, if you are not currently authorized to do so, you may complete an American FundsLink Authorization Form. Once you establish this privilege, you, your financial advisor or any person with your account information may use these services.

Telephone and Internet purchases, redemptions and exchanges — By using the telephone (including American FundsLine) or the Internet (including americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for

American Balanced Fund - Page 65

losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

Checkwriting — You may establish check writing privileges for Class A shares (but not Class 529-A shares) of American Funds Money Market Fund upon meeting the fund’s initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

Redemption of shares — The fund’s declaration of trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund’s current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of trustees of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund’s declaration of trust permits payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund’s board of trustees. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

Share certificates — Shares are credited to your account. The fund does not issue share certificates.

American Balanced Fund - Page 66

General information

Custodian of assets — Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund’s portfolio, are held by JP Morgan Chase Bank NA, 270 Park Avenue, New York, NY 10017-2070, as custodian. If the fund holds securities of issuers outside the U.S., the custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

Transfer agent services — American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund’s shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. Transfer agent fees are paid according to a fee schedule, based principally on the number of accounts serviced, contained in a Shareholder Services Agreement between the fund and American Funds Service Company.

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

During the 2013 fiscal year, transfer agent fees, gross of any payments made by American Funds Service Company to third parties, were:

Transfer agent fee
Class A	$46,248,000
Class B	1,173,000
Class C	5,639,000
Class F-1	2,267,000
Class F-2	685,000
Class 529-A	2,120,000
Class 529-B	123,000
Class 529-C	732,000
Class 529-E	78,000
Class 529-F-1	82,000
Class R-1	143,000
Class R-2	3,755,000
Class R-3	4,418,000
Class R-4	3,679,000
Class R-5	1,150,000
Class R-6	16,000

Independent registered public accounting firm — Deloitte & Touche LLP, 695 Town Center Drive, Costa Mesa, CA 92626, serves as the fund’s independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the SEC. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of

American Balanced Fund - Page 67

the fund’s independent registered public accounting firm is reviewed and determined annually by the board of trustees.

Independent legal counsel — Bingham McCutchen LLP, 355 South Grand Avenue, Suite 4400, Los Angeles, CA 90071, serves as independent legal counsel (“counsel”) for the fund and for independent trustees in their capacities as such. A determination with respect to the independence of the fund’s counsel will be made at least annually by the independent trustees of the fund, as prescribed by the 1940 Act and related rules.

Prospectuses, reports to shareholders and proxy statements — The fund’s fiscal year ends on December 31. Shareholders are provided updated summary prospectuses annually and at least semi-annually with reports showing the fund’s investment portfolio or summary investment portfolio, financial statements and other information. Shareholders may request a copy of the fund’s current prospectus at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. Shareholders may also access the fund’s current summary prospectus, prospectus, statement of additional information and shareholder reports at americanfunds.com/prospectus. The fund’s annual financial statements are audited by the fund’s independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of summary prospectuses, shareholder reports and proxy statements. To receive additional copies of a summary prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated summary prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated summary prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated summary prospectuses and other reports in paper form by mail.

Summary prospectuses, prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

Codes of ethics — The fund and Capital Research and Management Company and its affiliated companies, including the fund’s Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; disclosure of personal securities transactions; and policies regarding political contributions.

American Balanced Fund - Page 68

Determination of net asset value, redemption price and maximum offering price per share for Class A shares — December 31, 2013

Net asset value and redemption price per share (Net assets divided by shares outstanding)	$24.42
Maximum offering price per share (100/94.25 of net asset value per share, which takes into account the fund’s current maximum sales charge)	$25.91

Other information — The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The fund’s financial statements, including the investment portfolio and the report of the fund’s independent registered public accounting firm contained in the annual report, are included in this statement of additional information.

American Balanced Fund - Page 69

Fund numbers — Here are the fund numbers for use with our automated telephone line, American FundsLine®, or when making share transactions:

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
Stock and stock/bond funds
AMCAP Fund®	002	202	302	402	602
American Balanced Fund®	011	211	311	411	611
American Funds Global Balanced FundSM	037	237	337	437	637
American Mutual Fund®	003	203	303	403	603
Capital Income Builder®	012	212	312	412	612
Capital World Growth and Income Fund®	033	233	333	433	633
EuroPacific Growth Fund®	016	216	316	416	616
Fundamental Investors®	010	210	310	410	610
The Growth Fund of America®	005	205	305	405	605
The Income Fund of America®	006	206	306	406	606
International Growth and Income FundSM	034	234	334	434	634
The Investment Company of America®	004	204	304	404	604
The New Economy Fund®	014	214	314	414	614
New Perspective Fund®	007	207	307	407	607
New World Fund®	036	236	336	436	636
SMALLCAP World Fund®	035	235	335	435	635
Washington Mutual Investors FundSM	001	201	301	401	601
Bond funds
American Funds Mortgage Fund®	042	242	342	442	642
American Funds Short-Term Tax-Exempt Bond Fund®	039	N/A	N/A	439	639
American Funds Tax-Exempt Fund of New York®	041	241	341	441	641
American High-Income Municipal Bond Fund®	040	240	340	440	640
American High-Income Trust®	021	221	321	421	621
The Bond Fund of America®	008	208	308	408	608
Capital World Bond Fund®	031	231	331	431	631
Intermediate Bond Fund of America®	023	223	323	423	623
Limited Term Tax-Exempt Bond Fund of America®	043	243	343	443	643
Short-Term Bond Fund of America®	048	248	348	448	648
The Tax-Exempt Bond Fund of America®	019	219	319	419	619
The Tax-Exempt Fund of California®	020	220	320	420	620
The Tax-Exempt Fund of Maryland®*	024	224	324	424	624
The Tax-Exempt Fund of Virginia®*	025	225	325	425	625
U.S. Government Securities Fund®	022	222	322	422	622
Money market fund
American Funds Money Market Fund®	059	259	359	459	659

___________

*Qualified for sale only in certain jurisdictions.

American Balanced Fund - Page 70

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
Stock and stock/bond funds
AMCAP Fund	1002	1202	1302	1502	1402
American Balanced Fund	1011	1211	1311	1511	1411
American Funds Global Balanced Fund	1037	1237	1337	1537	1437
American Mutual Fund	1003	1203	1303	1503	1403
Capital Income Builder	1012	1212	1312	1512	1412
Capital World Growth and Income Fund	1033	1233	1333	1533	1433
EuroPacific Growth Fund	1016	1216	1316	1516	1416
Fundamental Investors	1010	1210	1310	1510	1410
The Growth Fund of America	1005	1205	1305	1505	1405
The Income Fund of America	1006	1206	1306	1506	1406
International Growth and Income Fund	1034	1234	1334	1534	1434
The Investment Company of America	1004	1204	1304	1504	1404
The New Economy Fund	1014	1214	1314	1514	1414
New Perspective Fund	1007	1207	1307	1507	1407
New World Fund	1036	1236	1336	1536	1436
SMALLCAP World Fund	1035	1235	1335	1535	1435
Washington Mutual Investors Fund	1001	1201	1301	1501	1401
Bond funds
American Funds Mortgage Fund	1042	1242	1342	1542	1442
American High-Income Trust	1021	1221	1321	1521	1421
The Bond Fund of America	1008	1208	1308	1508	1408
Capital World Bond Fund	1031	1231	1331	1531	1431
Intermediate Bond Fund of America	1023	1223	1323	1523	1423
Short-Term Bond Fund of America	1048	1248	1348	1548	1448
U.S. Government Securities Fund	1022	1222	1322	1522	1422
Money market fund
American Funds Money Market Fund	1059	1259	1359	1559	1459
American Balanced Fund - Page 71

	Fund numbers
Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Stock and stock/bond funds
AMCAP Fund	2102	2202	2302	2402	2502	2602
American Balanced Fund	2111	2211	2311	2411	2511	2611
American Funds Global Balanced Fund	2137	2237	2337	2437	2537	2637
American Mutual Fund	2103	2203	2303	2403	2503	2603
Capital Income Builder	2112	2212	2312	2412	2512	2612
Capital World Growth and Income Fund	2133	2233	2333	2433	2533	2633
EuroPacific Growth Fund	2116	2216	2316	2416	2516	2616
Fundamental Investors	2110	2210	2310	2410	2510	2610
The Growth Fund of America	2105	2205	2305	2405	2505	2605
The Income Fund of America	2106	2206	2306	2406	2506	2606
International Growth and Income Fund	2134	2234	2334	2434	2534	2634
The Investment Company of America	2104	2204	2304	2404	2504	2604
The New Economy Fund	2114	2214	2314	2414	2514	2614
New Perspective Fund	2107	2207	2307	2407	2507	2607
New World Fund	2136	2236	2336	2436	2536	2636
SMALLCAP World Fund	2135	2235	2335	2435	2535	2635
Washington Mutual Investors Fund	2101	2201	2301	2401	2501	2601
Bond funds
American Funds Mortgage Fund	2142	2242	2342	2442	2542	2642
American High-Income Trust	2121	2221	2321	2421	2521	2621
The Bond Fund of America	2108	2208	2308	2408	2508	2608
Capital World Bond Fund	2131	2231	2331	2431	2531	2631
Intermediate Bond Fund of America	2123	2223	2323	2423	2523	2623
Short-Term Bond Fund of America	2148	2248	2348	2448	2548	2648
U.S. Government Securities Fund	2122	2222	2322	2422	2522	2622
Money market fund
American Funds Money Market Fund	2159	2259	2359	2459	2559	2659
American Balanced Fund - Page 72

	Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	082	282	382	482	682
American Funds 2050 Target Date Retirement Fund®	069	269	369	469	669
American Funds 2045 Target Date Retirement Fund®	068	268	368	468	668
American Funds 2040 Target Date Retirement Fund®	067	267	367	467	667
American Funds 2035 Target Date Retirement Fund®	066	266	366	466	36066
American Funds 2030 Target Date Retirement Fund®	065	265	365	465	665
American Funds 2025 Target Date Retirement Fund®	064	264	364	464	664
American Funds 2020 Target Date Retirement Fund®	063	263	363	463	663
American Funds 2015 Target Date Retirement Fund®	062	262	362	462	662
American Funds 2010 Target Date Retirement Fund®	061	261	361	461	661

	Fund numbers
Fund	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Target Date Retirement Series®
American Funds 2055 Target Date Retirement Fund®	2182	2282	2382	2482	2582	2682
American Funds 2050 Target Date Retirement Fund®	2169	2269	2369	2469	2569	2669
American Funds 2045 Target Date Retirement Fund®	2168	2268	2368	2468	2568	2668
American Funds 2040 Target Date Retirement Fund®	2167	2267	2367	2467	2567	2667
American Funds 2035 Target Date Retirement Fund®	2166	2266	2366	2466	2566	2666
American Funds 2030 Target Date Retirement Fund®	2165	2265	2365	2465	2565	2665
American Funds 2025 Target Date Retirement Fund®	2164	2264	2364	2464	2564	2664
American Funds 2020 Target Date Retirement Fund®	2163	2263	2363	2463	2563	2663
American Funds 2015 Target Date Retirement Fund®	2162	2262	2362	2462	2562	2662
American Funds 2010 Target Date Retirement Fund®	2161	2261	2361	2461	2561	2661

	Fund numbers
Fund	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds College Target Date Series®
American Funds College 2030 Fund®	1094	1294	1394	1594	1494
American Funds College 2027 Fund®	1093	1293	1393	1593	1493
American Funds College 2024 Fund®	1092	1292	1392	1592	1492
American Funds College 2021 Fund®	1091	1291	1391	1591	1491
American Funds College 2018 Fund®	1090	1290	1390	1590	1490
American Funds College 2015 Fund®	1089	1289	1389	1589	1489
American Funds College Enrollment FundSM	1088	1288	1388	1588	1488

American Balanced Fund - Page 73

Fund numbers
Fund	Class A	Class B	Class C	Class F-1	Class F-2
American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM	055	255	355	455	655
American Funds Growth PortfolioSM	053	253	353	453	653
American Funds Growth and Income PortfolioSM	051	251	351	451	651
American Funds Balanced PortfolioSM	050	250	350	450	650
American Funds Income PortfolioSM	047	247	347	447	647
American Funds Tax-Advantaged Income PortfolioSM	046	246	346	446	646
American Funds Preservation PortfolioSM	045	245	345	445	645
American Funds Tax-Exempt Preservation PortfolioSM	044	244	344	444	644
Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1
American Funds Global Growth Portfolio	1055	1255	1355	1555	1455
American Funds Growth Portfolio	1053	1253	1353	1553	1453
American Funds Growth and Income Portfolio	1051	1251	1351	1551	1451
American Funds Balanced Portfolio	1050	1250	1350	1550	1450
American Funds Income Portfolio	1047	1247	1347	1547	1447
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	1045	1245	1345	1545	1445
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A

Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
American Funds Global Growth Portfolio	2155	2255	2355	2455	2555	2655
American Funds Growth Portfolio	2153	2253	2353	2453	2553	2653
American Funds Growth and Income Portfolio	2151	2251	2351	2451	2551	2651
American Funds Balanced Portfolio	2150	2250	2350	2450	2550	2650
American Funds Income Portfolio	2147	2247	2347	2447	2547	2647
American Funds Tax-Advantaged Income Portfolio	N/A	N/A	N/A	N/A	N/A	N/A
American Funds Preservation Portfolio	2145	2245	2345	2445	2545	2645
American Funds Tax-Exempt Preservation Portfolio	N/A	N/A	N/A	N/A	N/A	N/A

American Balanced Fund - Page 74

Appendix

The following descriptions of debt security ratings are based on information provided by Moody’s Investors Service, Standard & Poor’s Corporation and Fitch Ratings, Inc.

Description of bond ratings

Moody’s
Long-term rating definitions

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

American Balanced Fund - Page 75

Standard & Poor’s
Long-term issue credit ratings

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

American Balanced Fund - Page 76

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to D upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or minus (–)

The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR

This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

American Balanced Fund - Page 77

Fitch Ratings, Inc.
Long-term credit ratings

AAA
Highest credit quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. BBB ratings indicate that expectations of default risk are low. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.

BB
Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B
Highly speculative. B ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC
Substantial credit risk. Default is a real possibility.

CC
Very high levels of credit risk. Default of some kind appears probable.

C
Exceptionally high levels of credit risk. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a C category rating for an issuer include:

•	The issuer has entered into a grace or cure period following nonpayment of a material financial obligation;
•	The issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or
•	Fitch Ratings otherwise believes a condition of RD or D to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.
American Balanced Fund - Page 78

RD
Restricted default. RD ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, and which has not otherwise ceased operating. This would include:

•	The selective payment default on a specific class or currency of debt;
•	The uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;
•	The extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or
•	Execution of a distressed debt exchange on one or more material financial obligations.

D
Default. D ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, nonpayment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a distressed debt exchange.

Imminent default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a distressed debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note: The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the AAA long-term rating category, or to categories below B.

American Balanced Fund - Page 79

American Balanced Fund®

Investment portfolio

December 31, 2013

Common stocks 73.77%
		Value
Financials 14.08%	Shares	(000)

Wells Fargo & Co.	42,215,000	$ 1,916,561
American Express Co.	16,224,000	1,472,004
Berkshire Hathaway Inc., Class A1	6,500	1,156,350
Goldman Sachs Group, Inc.	4,196,700	743,907
JPMorgan Chase & Co.	11,921,000	697,140
ACE Ltd.	5,650,000	584,945
Citigroup Inc.	9,500,000	495,045
Weyerhaeuser Co.[1]	12,815,242	404,577
Moody’s Corp.	4,400,000	345,268
SunTrust Banks, Inc.	9,000,000	331,290
BlackRock, Inc.	1,000,000	316,470
American Tower Corp.	3,350,000	267,397
U.S. Bancorp	6,590,000	266,236
Arch Capital Group Ltd.[1]	3,890,000	232,194
Capital One Financial Corp.	2,110,000	161,647
Chubb Corp.	1,500,000	144,945
Bank of America Corp.	8,000,000	124,560
Allstate Corp.	2,250,000	122,715
Progressive Corp.	3,130,000	85,355
T. Rowe Price Group, Inc.	720,000	60,314
HDFC Bank Ltd. (ADR)	1,500,000	51,660
		9,980,580
Consumer discretionary 11.75%

Amazon.com, Inc.[1]	5,668,000	2,260,342
Home Depot, Inc.	25,580,000	2,106,257
Comcast Corp., Class A	20,310,000	1,055,409
Walt Disney Co.	8,000,000	611,200
VF Corp.	7,000,000	436,380
Time Warner Inc.	5,000,000	348,600
General Motors Co.[1]	7,500,000	306,525
DIRECTV[1]	3,070,000	212,106
NIKE, Inc., Class B	2,554,442	200,881
Starbucks Corp.	2,500,000	195,975
Las Vegas Sands Corp.	2,382,623	187,917
Macy’s, Inc.	3,500,000	186,900
Johnson Controls, Inc.	2,445,000	125,429
CBS Corp., Class B	1,475,000	94,017
		8,327,938
Industrials 11.21%

Boeing Co.	14,025,000	1,914,272
Union Pacific Corp.	5,795,000	973,560
Lockheed Martin Corp.	6,392,037	950,240
Common stocks
		Value
Industrials (continued)	Shares	(000)

General Electric Co.	29,600,000	$ 829,688
Parker-Hannifin Corp.	4,100,000	527,424
Deere & Co.	5,640,000	515,101
Caterpillar Inc.	5,300,000	481,293
Cummins Inc.	3,077,200	433,793
United Technologies Corp.	3,680,000	418,784
Honeywell International Inc.	2,100,000	191,877
Canadian Pacific Railway Ltd.	1,200,000	181,483
General Dynamics Corp.	1,865,000	178,201
Northrop Grumman Corp.	1,250,000	143,263
Emerson Electric Co.	1,495,000	104,919
Rockwell Collins, Inc.	1,400,000	103,488
		7,947,386
Information technology 8.58%

Microsoft Corp.	52,450,000	1,963,203
Texas Instruments Inc.	25,365,000	1,113,777
ASML Holding NV (New York registered)	3,812,080	357,192
ASML Holding NV	1,470,405	137,634
Google Inc., Class A1	415,000	465,095
TE Connectivity Ltd.	6,905,000	380,535
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	21,800,000	380,192
Analog Devices, Inc.	4,415,256	224,869
Maxim Integrated Products, Inc.	7,920,000	221,047
VeriSign, Inc.[1]	3,600,000	215,208
Avago Technologies Ltd.	3,474,000	183,740
Cisco Systems, Inc.	6,500,000	145,925
salesforce.com, inc.[1]	2,390,000	131,904
Paychex, Inc.	2,477,000	112,778
Rackspace Hosting, Inc.[1]	1,280,000	50,086
		6,083,185
Health care 7.62%

Merck & Co., Inc.	25,730,000	1,287,786
Bristol-Myers Squibb Co.	17,240,000	916,306
UnitedHealth Group Inc.	9,295,000	699,913
Pfizer Inc.	22,320,000	683,662
Gilead Sciences, Inc.[1]	7,440,000	559,116
Johnson & Johnson	5,200,000	476,268
Baxter International Inc.	3,345,000	232,645
Roche Holding AG	800,000	223,485
Quest Diagnostics Inc.	3,250,000	174,005
Express Scripts Holding Co.[1]	1,515,000	106,414
Teva Pharmaceutical Industries Ltd. (ADR)	1,100,000	44,088
		5,403,688
Consumer staples 7.03%

Philip Morris International Inc.	13,200,000	1,150,116
Procter & Gamble Co.	10,130,000	824,683
PepsiCo, Inc.	9,693,800	804,004
Nestlé SA	8,880,000	650,035
Nestlé SA (ADR)	1,000,000	73,590
Costco Wholesale Corp.	5,677,326	675,658
Kimberly-Clark Corp.	2,795,000	291,966
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Wal-Mart Stores, Inc.	2,100,000	$ 165,249
Unilever NV (New York registered)	3,635,000	146,236
Coca-Cola Co.	2,580,000	106,580
Colgate-Palmolive Co.	1,400,000	91,294
		4,979,411
Energy 5.72%

Royal Dutch Shell PLC, Class B (ADR)	9,158,000	687,857
Chevron Corp.	4,817,000	601,692
Enbridge Inc.	10,222,600	446,523
Kinder Morgan, Inc.	11,070,000	398,520
Occidental Petroleum Corp.	3,000,000	285,300
ConocoPhillips	4,000,000	282,600
Transocean Ltd.	5,700,000	281,694
Concho Resources Inc.[1]	2,180,000	235,440
Southwestern Energy Co.[1]	4,395,000	172,855
Baker Hughes Inc.	3,000,000	165,780
CONSOL Energy Inc.	4,000,000	152,160
Technip SA	1,000,000	96,106
Suncor Energy Inc.	2,000,000	70,115
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	5,000,000	68,900
TOTAL SA (ADR)	800,000	49,016
Cabot Oil & Gas Corp.	1,093,100	42,369
Cimarex Energy Co.	178,209	18,696
		4,055,623
Materials 3.09%

Dow Chemical Co.	12,980,000	576,312
E.I. du Pont de Nemours and Co.	6,750,000	438,547
Mosaic Co.	6,600,000	311,982
Nucor Corp.	4,500,000	240,210
Monsanto Co.	1,700,000	198,135
Potash Corp. of Saskatchewan Inc.	5,500,000	181,280
Steel Dynamics, Inc.	5,179,668	101,211
Alcoa Inc.	8,500,000	90,355
Cliffs Natural Resources Inc.	1,993,000	52,237
		2,190,269
Utilities 0.91%

PG&E Corp.	6,810,000	274,307
Duke Energy Corp.	1,693,333	116,857
FirstEnergy Corp.	2,796,100	92,215
Exelon Corp.	3,250,000	89,018
Edison International	1,500,000	69,450
		641,847
Telecommunication services 0.44%

AT&T Inc.	5,420,000	190,567
Verizon Communications Inc.	2,500,000	122,850
		313,417
Miscellaneous 3.34%

Other common stocks in initial period of acquisition		2,369,792
Total common stocks (cost: $31,404,220,000)		52,293,136
Preferred stocks 0.03%
		Value
Miscellaneous 0.03%		(000)

Other preferred stocks in initial period of acquisition		$19,799
Total preferred stocks (cost: $21,000,000)		19,799
Bonds, notes & other debt instruments 23.03%
Corporate bonds & notes 8.54%	Principal amount
Financials 2.75%	(000)

Goldman Sachs Group, Inc. 3.625% 2016	$46,650	48,980
Goldman Sachs Group, Inc. 2.90% 2018	53,750	54,731
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,903
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,520
Goldman Sachs Group, Inc. 3.625% 2023	20,000	19,374
Wells Fargo & Co. 1.25% 2016	47,000	47,375
Wells Fargo & Co. 3.676% 2016	19,000	20,241
Wells Fargo & Co. 2.15% 2019	2,500	2,494
Wells Fargo & Co. 4.60% 2021	25,000	27,413
Ford Motor Credit Co. 1.70% 2016	17,000	17,203
Ford Motor Credit Co. 2.50% 2016	13,000	13,343
Ford Motor Credit Co. 1.50% 2017	8,500	8,502
Ford Motor Credit Co. 2.375% 2018	38,250	38,651
Ford Motor Credit Co. 4.375% 2023	18,000	18,103
Bank of America Corp., Series L, 3.625% 2016	13,820	14,546
Bank of America Corp. 3.75% 2016	21,955	23,353
Bank of America Corp. 5.75% 2017	13,650	15,543
Bank of America Corp. 5.625% 2020	15,500	17,716
Bank of America Corp. 5.00% 2021	7,750	8,471
Bank of America Corp. 3.30% 2023	8,000	7,573
Bank of America Corp. 4.10% 2023	5,000	5,023
Westfield Group 5.75% 2015[2]	16,250	17,535
Westfield Group 5.70% 2016[2]	23,430	26,172
Westfield Group 7.125% 2018[2]	15,750	18,710
Westfield Group 4.625% 2021[2]	25,000	26,391
Prologis, Inc. 5.625% 2015	10,425	11,090
Prologis, Inc. 3.35% 2021	11,800	11,462
Prologis, Inc. 4.25% 2023	57,745	57,064
Citigroup Inc. 4.587% 2015	20,950	22,398
Citigroup Inc. 3.953% 2016	13,050	13,891
Citigroup Inc. 2.50% 2018	15,000	15,085
Citigroup Inc. 8.50% 2019	8,416	10,792
Citigroup Inc. 3.875% 2023	17,000	16,718
JPMorgan Chase & Co. 3.45% 2016	15,000	15,740
JPMorgan Chase & Co. 1.625% 2018	34,500	33,801
JPMorgan Chase & Co. 3.25% 2022	12,000	11,504
JPMorgan Chase & Co. 3.20% 2023	13,000	12,329
Berkshire Hathaway Inc. 2.20% 2016	23,000	23,770
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,359
Berkshire Hathaway Inc. 2.90% 2020	21,500	21,339
Hospitality Properties Trust 6.30% 2016	12,631	13,641
Hospitality Properties Trust 6.70% 2018	23,400	26,263
Hospitality Properties Trust 5.00% 2022	4,350	4,422
Hospitality Properties Trust 4.50% 2023	16,130	15,585
Morgan Stanley, Series F, 2.875% 2014	18,000	18,024
Morgan Stanley 1.75% 2016	25,000	25,348
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Morgan Stanley 3.80% 2016	$ 8,700	$ 9,208
Morgan Stanley 3.75% 2023	5,000	4,867
American International Group, Inc. 4.875% 2016	6,000	6,594
American International Group, Inc. 3.375% 2020	28,000	28,172
American International Group, Inc. 4.125% 2024	21,250	21,135
BNP Paribas 3.60% 2016	19,000	20,013
BNP Paribas 2.40% 2018	20,000	20,054
BNP Paribas 5.00% 2021	12,750	13,990
Corporate Office Properties Trust 3.60% 2023	12,100	10,971
Corporate Office Properties LP 5.25% 2024	40,500	41,151
Kimco Realty Corp., Series C, 4.82% 2014	13,000	13,223
Kimco Realty Corp., Series C, 5.783% 2016	14,000	15,343
Kimco Realty Corp. 5.70% 2017	6,180	6,908
Kimco Realty Corp. 3.125% 2023	15,705	14,287
CNA Financial Corp. 5.85% 2014	25,000	26,191
CNA Financial Corp. 6.50% 2016	16,000	18,004
ERP Operating LP 5.375% 2016	25,000	27,579
ERP Operating LP 4.75% 2020	12,000	12,941
Barclays Bank PLC 2.375% 2014	20,000	20,011
Barclays Bank PLC 5.125% 2020	18,000	19,964
Developers Diversified Realty Corp. 7.875% 2020	6,365	7,865
DDR Corp. 3.50% 2021	29,000	28,237
Rabobank Nederland/FI 4.625% 2023	35,495	35,757
ACE INA Holdings Inc. 5.875% 2014	20,000	20,492
ACE INA Holdings Inc. 2.60% 2015	12,665	13,109
Intercontinentalexchange, Inc. 2.50% 2018	26,000	26,207
Intercontinentalexchange, Inc. 4.00% 2023	6,000	6,038
AvalonBay Communities, Inc. 3.625% 2020	19,000	19,213
AvalonBay Communities, Inc. 2.85% 2023	12,550	11,311
Monumental Global Funding III 0.444% 2014[2,3]	29,000	29,003
Bank of New York Mellon Corp., Series G, 2.50% 2016	17,000	17,546
Bank of New York Mellon Corp. 2.10% 2019	5,000	4,959
Bank of New York Mellon Corp. 3.95% 2025	5,000	4,952
American Express Co. 6.15% 2017	22,800	26,316
American Tower Corp. 4.625% 2015	10,000	10,463
American Tower Corp. 3.40% 2019	13,550	13,803
CME Group Inc. 5.30% 2043	21,600	22,610
Simon Property Group, LP 6.75% 2014	8,495	8,555
Simon Property Group, LP 1.50% 2018[2]	13,825	13,437
Prudential Financial, Inc. 2.30% 2018	7,595	7,554
Prudential Holdings, LLC, Series C, 8.695% 2023[2,4]	11,007	14,027
Boston Properties, Inc. 3.70% 2018	20,000	21,110
Bank of Nova Scotia 2.55% 2017	20,000	20,750
US Bancorp., Series T, 1.65% 2017	19,500	19,549
UBS AG 2.25% 2014	18,500	18,524
ANZ National (International) Ltd. 3.125% 2015[2]	16,500	17,108
Discover Financial Services 4.20% 2023	16,955	16,729
BB&T Corp., Series C, 1.60% 2017	16,750	16,608
MetLife Global Funding I 2.50% 2015[2]	16,000	16,486
QBE Insurance Group Ltd. 2.40% 2018[2]	17,000	16,341
HCP, Inc. 5.375% 2021	15,000	16,333
Toyota Motor Credit Corp. 0.875% 2015	16,000	16,104
Westpac Banking Corp. 3.00% 2015	15,300	15,964
New York Life Global Funding 2.10% 2019[2]	15,000	14,843
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Sumitomo Mitsui Banking Corp. 2.50% 2018	$12,475	$ 12,538
Toronto-Dominion Bank 2.375% 2016	12,000	12,466
Santander Issuances, SA Unipersonal 6.50% 2019[2,3]	11,500	11,764
Liberty Mutual Group Inc. 4.25% 2023[2]	10,500	10,142
Nationwide Mutual Insurance Co. 5.81% 2024[2,3]	8,150	8,282
Lloyds Banking Group PLC 2.30% 2018	7,430	7,415
AXA SA, Series B, junior subordinated 6.379% (undated)[2,3]	6,680	6,563
PNC Financial Services Group, Inc. 2.854% 2022	5,975	5,551
Genworth Holdings, Inc. 4.90% 2023	5,000	4,999
BPCE SA group 2.50% 2018	4,925	4,902
Regions Financial Corp. 7.75% 2014	3,664	3,867
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,537
Leucadia National Corp. 5.50% 2023	1,110	1,110
Unum Group 5.625% 2020	345	378
		1,948,514
Consumer staples 1.13%

Altria Group, Inc. 9.25% 2019	5,067	6,679
Altria Group, Inc. 2.95% 2023	12,000	10,902
Altria Group, Inc. 4.00% 2024	7,400	7,235
Altria Group, Inc. 9.95% 2038	13,500	20,597
Altria Group, Inc. 4.25% 2042	20,000	17,072
Altria Group, Inc. 4.50% 2043	30,000	26,514
Altria Group, Inc. 5.375% 2044	23,500	23,603
Anheuser-Busch InBev NV 3.625% 2015	33,000	34,335
Anheuser-Busch InBev NV 4.125% 2015	16,500	17,125
Anheuser-Busch InBev NV 1.375% 2017	16,000	15,974
Anheuser-Busch InBev NV 7.75% 2019	20,000	24,988
SABMiller Holdings Inc. 2.45% 2017[2]	20,245	20,739
SABMiller Holdings Inc. 2.20% 2018[2]	26,700	26,674
SABMiller Holdings Inc. 3.75% 2022[2]	7,900	7,932
SABMiller Holdings Inc. 4.95% 2042[2]	16,430	16,323
Kraft Foods Inc. 2.25% 2017	12,725	12,891
Kraft Foods Inc. 5.375% 2020	10,472	11,817
Kraft Foods Inc. 3.50% 2022	23,285	22,701
Kraft Foods Inc. 6.50% 2040	20,000	23,329
Coca-Cola Co. 1.50% 2015	18,970	19,337
Coca-Cola Co. 1.80% 2016	17,500	18,008
Coca-Cola Co. 3.20% 2023	28,650	27,566
PepsiCo, Inc. 3.10% 2015	17,000	17,471
PepsiCo, Inc. 2.50% 2016	15,000	15,571
PepsiCo, Inc. 7.90% 2018	15,000	18,760
Pernod Ricard SA 2.95% 2017[2]	35,500	36,676
Pernod Ricard SA 4.45% 2022[2]	9,600	9,714
Philip Morris International Inc. 1.875% 2019	5,605	5,481
Philip Morris International Inc. 2.625% 2023	16,000	14,495
Philip Morris International Inc. 3.60% 2023	21,090	20,422
CVS Caremark Corp. 2.25% 2018	12,000	12,004
CVS Caremark Corp. 4.00% 2023	13,300	13,277
CVS Caremark Corp. 5.30% 2043	12,765	13,204
Wal-Mart Stores, Inc. 2.875% 2015	11,700	12,071
Wal-Mart Stores, Inc. 2.80% 2016	25,000	26,197
Reynolds American Inc. 3.25% 2022	11,420	10,529
Reynolds American Inc. 4.85% 2023	18,835	19,450
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Reynolds American Inc. 6.15% 2043	$ 5,350	$ 5,778
British American Tobacco International Finance PLC 2.125% 2017[2]	16,000	16,187
British American Tobacco International Finance PLC 9.50% 2018[2]	11,955	15,752
Imperial Tobacco Finance PLC 2.05% 2018[2]	16,000	15,829
Imperial Tobacco Finance PLC 3.50% 2023[2]	17,000	15,860
WM. Wrigley Jr. Co 2.40% 2018[2]	300	298
WM. Wrigley Jr. Co 3.375% 2020[2]	30,670	30,328
Kraft Foods Inc. 6.75% 2014	16,180	16,306
Procter & Gamble Co. 1.45% 2016	13,460	13,664
ConAgra Foods, Inc. 1.90% 2018	4,220	4,145
ConAgra Foods, Inc. 3.20% 2023	6,800	6,315
		798,125
Energy 1.04%

StatoilHydro ASA 2.90% 2014	13,285	13,555
StatoilHydro ASA 1.80% 2016	16,000	16,367
Statoil ASA 3.125% 2017	16,500	17,328
StatoilHydro ASA 2.65% 2024	7,000	6,316
Statoil ASA 3.70% 2024	23,200	23,042
Statoil ASA 4.25% 2041	6,000	5,501
Kinder Morgan Energy Partners, LP 6.00% 2017	24,610	27,603
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	19,791
Kinder Morgan Energy Partners, LP 4.15% 2022	12,855	12,765
Kinder Morgan Energy Partners, LP 3.45% 2023	4,000	3,717
Kinder Morgan Energy Partners, LP 3.50% 2023	6,500	5,970
Total Capital SA 3.00% 2015	17,000	17,615
Total Capital Canada Ltd. 1.45% 2018	10,940	10,821
Total Capital International 2.125% 2018	14,500	14,565
Total Capital International 3.70% 2024	16,000	15,826
Enbridge Inc. 5.60% 2017	10,000	11,084
Enbridge Inc. 4.00% 2023	45,000	44,209
Enterprise Products Operating LLC 1.25% 2015	10,000	10,070
Enterprise Products Operating LLC 5.20% 2020	6,355	7,071
Enterprise Products Operating LLC 3.35% 2023	36,430	34,617
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	14,264
Enbridge Energy Partners, LP 4.20% 2021	300	302
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	14,366
Enbridge Energy Partners, LP 5.50% 2040	15,000	14,503
Devon Energy Corp. 1.875% 2017	9,315	9,387
Devon Energy Corp. 2.25% 2018	11,855	11,738
Devon Energy Corp. 3.25% 2022	22,500	21,462
Shell International Finance BV 1.125% 2017	21,000	20,720
Shell International Finance BV 2.00% 2018	17,715	17,737
TransCanada PipeLines Ltd. 0.875% 2015	13,000	13,042
TransCanada PipeLines Ltd. 5.00% 2043	22,000	21,685
Spectra Energy Partners, LP 4.75% 2024	27,000	27,534
Spectra Energy Partners, LP 5.95% 2043	2,000	2,138
Cenovus Energy Inc. 3.00% 2022	7,395	6,937
Cenovus Energy Inc. 3.80% 2023	23,000	22,430
Anadarko Petroleum Corp. 5.95% 2016	20,500	22,851
Anadarko Petroleum Corp. 6.45% 2036	3,700	4,156
Williams Partners L.P. 4.125% 2020	13,500	13,844
Williams Partners L.P. 4.50% 2023	12,400	12,320
BG Energy Capital PLC 2.50% 2015[2]	7,200	7,434
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

BG Energy Capital PLC 2.875% 2016[2]	$12,325	$ 12,874
Halliburton Co. 2.00% 2018	20,000	19,859
Petróleos Mexicanos 3.50% 2018	18,000	18,517
Transocean Inc. 6.375% 2021	13,050	14,669
Transocean Inc. 3.80% 2022	4,000	3,793
Marathon Oil Corp. 0.90% 2015	16,000	16,021
ConocoPhillips 1.05% 2017	16,000	15,621
Canadian Natural Resources Ltd. 5.70% 2017	11,925	13,407
Chevron Corp. 3.191% 2023	12,000	11,524
Schlumberger Investment SA 3.65% 2023	9,395	9,317
Diamond Offshore Drilling, Inc. 4.875% 2043	3,400	3,338
		735,623
Industrials 0.78%

General Electric Capital Corp. 0.873% 2014[3]	50,000	50,083
General Electric Co. 0.85% 2015	19,500	19,600
General Electric Capital Corp. 1.00% 2015	13,700	13,816
General Electric Capital Corp., Series A, 2.25% 2015	21,500	22,168
General Electric Capital Corp. 2.95% 2016	9,305	9,747
General Electric Capital Corp. 2.30% 2017	26,100	26,839
General Electric Corp. 5.25% 2017	16,000	18,120
General Electric Capital Corp., Series A, 6.00% 2019	15,000	17,611
General Electric Co. 2.70% 2022	16,000	14,981
General Electric Capital Corp. 3.10% 2023	18,000	17,084
General Electric Co. 4.125% 2042	11,000	10,165
United Technologies Corp. 1.80% 2017	8,435	8,569
United Technologies Corp. 3.10% 2022	30,000	29,343
United Technologies Corp. 4.50% 2042	35,460	34,443
Burlington Northern Santa Fe LLC 7.00% 2014	31,850	32,010
Burlington Northern Santa Fe LLC 4.10% 2021	7,000	7,193
Burlington Northern Santa Fe LLC 3.00% 2023	21,300	19,843
Burlington Northern Santa Fe LLC 3.85% 2023	6,000	5,904
Union Pacific Corp. 5.70% 2018	13,150	15,146
Union Pacific Corp. 3.646% 2024[2]	18,800	18,172
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[4]	1,581	1,634
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[4]	5,035	5,366
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	3,370	3,616
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	6,264	6,857
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	6,425	7,052
Waste Management, Inc. 2.60% 2016	8,890	9,181
Waste Management, Inc. 2.90% 2022	15,000	13,901
American Airlines, Inc., Series 2013-2, Class A, 4.95% 2024[2,4]	21,817	22,962
Danaher Corp. 2.30% 2016	16,795	17,343
Atlas Copco AB 5.60% 2017[2]	14,000	15,666
Canadian National Railway Co. 4.95% 2014	6,000	6,009
Canadian National Railway Co. 1.45% 2016	8,900	8,969
Boeing Company 0.95% 2018	12,000	11,513
Volvo Treasury AB 5.95% 2015[2]	9,460	10,014
ERAC USA Finance Co. 2.80% 2018[2]	9,900	10,010
Norfolk Southern Corp. 5.75% 2016	7,615	8,323
CSX Corp. 6.25% 2015	5,990	6,404
		555,657
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer discretionary 0.70%	(000)	(000)

Comcast Corp. 5.30% 2014	$15,000	$ 15,022
Comcast Corp. 6.30% 2017	16,750	19,517
Comcast Corp. 6.45% 2037	15,000	17,412
Comcast Corp. 6.95% 2037	21,000	25,820
Time Warner Inc. 5.875% 2016	14,210	16,041
Time Warner Inc. 4.05% 2023	12,535	12,503
Time Warner Inc. 6.25% 2041	15,000	16,661
Time Warner Inc. 5.35% 2043	7,555	7,653
Thomson Reuters Corp. 6.50% 2018	20,815	24,147
Thomson Reuters Corp. 4.30% 2023	14,440	14,507
Thomson Reuters Corp. 5.65% 2043	10,570	10,764
DaimlerChrysler North America Holding Corp. 1.30% 2015[2]	16,000	16,100
DaimlerChrysler North America Holding Corp. 2.40% 2017[2]	25,000	25,400
Volkswagen International Finance NV 0.858% 2014[2,3]	17,000	17,019
Volkswagen International Finance NV 2.375% 2017[2]	20,000	20,558
Home Depot, Inc. 4.40% 2021	15,000	16,204
Home Depot, Inc. 5.95% 2041	15,000	17,420
Cox Communications, Inc. 5.45% 2014	4,956	5,180
Cox Communications, Inc. 2.95% 2023[2]	32,000	27,973
Time Warner Cable Inc. 6.75% 2018	28,590	32,079
Walt Disney Co. 0.875% 2014	15,500	15,574
Walt Disney Co. 1.10% 2017	14,255	14,054
News America Inc. 3.00% 2022	6,000	5,642
News America Inc. 5.40% 2043[2]	22,000	22,281
NBCUniversal Media, LLC 2.875% 2016	16,000	16,663
NBC Universal Enterprise, Inc. 5.25% (undated)[2]	475	473
Nordstrom, Inc. 6.75% 2014	10,000	10,258
Nordstrom, Inc. 4.00% 2021	6,245	6,479
Viacom Inc. 4.25% 2023	15,100	15,074
Dollar General Corp. 3.25% 2023	11,629	10,701
RCI Banque 3.50% 2018[2]	9,815	10,041
Macy’s Retail Holdings, Inc. 7.875% 2015[3]	4,699	5,180
Carnival Corp. 3.95% 2020	5,000	5,008
Starbucks Corp. 2.00% 2018	1,000	992
		496,400
Health care 0.61%

Cardinal Health, Inc. 4.00% 2015	37,100	38,842
Cardinal Health, Inc. 5.80% 2016	17,500	19,563
Cardinal Health, Inc. 4.625% 2020	14,500	15,655
Cardinal Health, Inc. 3.20% 2022	11,850	11,265
UnitedHealth Group Inc. 6.00% 2017	22,170	25,453
UnitedHealth Group Inc. 6.00% 2018	35,000	40,456
Medco Health Solutions, Inc. 2.75% 2015	10,095	10,425
Express Scripts Inc. 3.125% 2016	23,000	24,018
Express Scripts Inc. 3.90% 2022	3,645	3,650
Express Scripts Inc. 6.125% 2041	15,000	16,877
Thermo Fisher Scientific Inc. 1.30% 2017	15,000	14,945
Thermo Fisher Scientific Inc. 2.40% 2019	23,375	23,172
Thermo Fisher Scientific Inc. 4.15% 2024	5,000	4,954
Amgen Inc. 2.50% 2016	13,340	13,815
Amgen Inc. 5.375% 2043	25,000	25,674
AbbVie Inc. 1.75% 2017	16,000	15,981
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

AbbVie Inc. 2.90% 2022	$ 1,300	$ 1,215
AbbVie Inc. 4.40% 2042	22,200	20,710
Humana Inc. 3.15% 2022	20,000	18,521
GlaxoSmithKline Capital Inc. 1.50% 2017	17,500	17,515
Novartis Capital Corp. 2.90% 2015	16,000	16,539
Coventry Health Care, Inc. 6.30% 2014	11,955	12,377
Gilead Sciences, Inc. 3.05% 2016	11,425	12,071
Baxter International Inc. 3.20% 2023	11,000	10,513
DENTSPLY International Inc. 2.75% 2016	9,830	10,120
Roche Holdings, Inc. 7.00% 2039[2]	4,000	5,274
Catholic Health Initiatives, Series 2012, 1.60% 2017	2,000	1,939
		431,539
Telecommunication services 0.57%

Verizon Communications Inc. 3.00% 2016	34,000	35,473
Verizon Communications Inc. 5.15% 2023	63,250	67,934
Verizon Communications Inc. 6.25% 2037	20,000	22,168
Verizon Communications Inc. 6.55% 2043	72,815	85,209
Telefónica Emisiones, SAU 3.992% 2016	18,000	18,951
Telefónica Emisiones, SAU 3.192% 2018	16,000	16,304
Telefónica Emisiones, SAU 4.57% 2023	14,500	14,303
Telecom Italia Capital SA 6.999% 2018	4,992	5,554
Telecom Italia Capital SA 7.175% 2019	33,500	37,771
SBC Communications Inc. 5.10% 2014	15,000	15,481
AT&T Inc. 2.40% 2016	18,000	18,521
AT&T Inc. 4.30% 2042	2,500	2,121
Deutsche Telekom International Finance BV 4.875% 2014	15,500	15,831
Deutsche Telekom International Finance BV 9.25% 2032	9,719	14,401
Deutsche Telekom International Finance BV 4.875% 2042[2]	620	592
France Télécom 4.375% 2014	10,000	10,190
France Télécom 4.125% 2021	20,000	20,254
		401,058
Materials 0.42%

Xstrata Canada Financial Corp. 2.70% 2017[2,3]	10,000	10,118
Glencore Xstrata LLC 2.50% 2019[2]	21,000	20,347
Xstrata Canada Financial Corp. 4.95% 2021[2]	19,000	19,251
Glencore Xstrata LLC 4.125% 2023[2]	15,000	14,022
Rio Tinto Finance (USA) Ltd. 2.25% 2016	15,000	15,447
Rio Tinto Finance (USA) Ltd. 1.625% 2017	16,000	16,001
Rio Tinto Finance (USA) Ltd. 2.25% 2018	12,850	12,795
BHP Billiton Finance (USA) Ltd. 3.85% 2023	5,000	5,023
BHP Billiton Finance (USA) Ltd. 5.00% 2043	33,075	33,637
E.I. du Pont de Nemours and Co. 0.666% 2014[3]	25,000	25,028
Newcrest Finance Pty Ltd. 4.45% 2021[2]	15,125	12,585
Newcrest Finance Pty Ltd. 4.20% 2022[2]	13,735	10,978
Teck Resources Ltd. 4.75% 2022	10,055	10,154
Teck Resources Ltd. 5.40% 2043	12,405	11,318
Mosaic Co. 4.25% 2023	4,600	4,545
Mosaic Co. 5.625% 2043	12,905	13,095
Praxair, Inc. 1.05% 2017	16,000	15,554
Ecolab Inc. 3.00% 2016	12,365	12,963
Holcim Ltd. 5.15% 2023[2]	12,500	12,839
International Paper Co. 7.30% 2039	8,425	10,405
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Materials (continued)	(000)	(000)

Cliffs Natural Resources Inc. 4.875% 2021	$ 9,310	$ 9,057
Rohm and Haas Co. 6.00% 2017	5,003	5,678
Packaging Corp. of America 4.50% 2023	610	612
		301,452
Utilities 0.39%

MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	18,094
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,833
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	17,474
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	13,523
MidAmerican Energy Holdings Co. 3.75% 2023[2]	7,700	7,512
MidAmerican Energy Holdings Co. 5.95% 2037	6,125	6,704
MidAmerican Energy Holdings Co. 5.15% 2043[2]	25,500	25,718
Pacific Gas and Electric Co. 3.25% 2023	4,100	3,891
Pacific Gas and Electric Co. 3.85% 2023	16,000	15,920
Pacific Gas and Electric Co. 5.125% 2043	13,150	13,583
E.ON International Finance BV 5.80% 2018[2]	24,450	28,004
CenterPoint Energy Resources Corp. 4.50% 2021	18,751	20,006
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	11,434
National Rural Utilities Cooperative Finance Corp. 3.40% 2023	8,000	7,744
American Electric Power Co. 2.95% 2022	16,090	14,885
Ohio Power Co., Series G, 6.60% 2033	125	145
Ohio Power Co., Series H, 6.60% 2033	40	46
Electricité de France SA 6.95% 2039[2]	12,000	14,664
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	11,536
Iberdrola Finance Ireland 3.80% 2014[2]	11,000	11,223
Entergy Corp. 4.70% 2017	9,600	10,326
Niagara Mohawk Power 3.553% 2014[2]	10,000	10,218
Duke Energy Corp. 3.95% 2023	7,000	7,004
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[2,4]	2,381	2,519
CMS Energy Corp. 8.75% 2019	850	1,076
CMS Energy Corp. 5.05% 2022	1,000	1,080
		277,162
Information technology 0.15%

International Business Machines Corp. 1.95% 2016	52,500	53,966
International Business Machines Corp. 2.00% 2016	17,000	17,456
International Business Machines Corp. 1.625% 2020	17,000	15,946
Oracle Corp. 2.375% 2019	17,500	17,668
Xerox Corp. 2.75% 2019	5,000	4,958
		109,994
Total corporate bonds & notes		6,055,524
U.S. Treasury bonds & notes 6.96%
U.S. Treasury 5.73%

U.S. Treasury 0.25% 2014	455,714	456,097
U.S. Treasury 0.75% 2014	435,715	437,009
U.S. Treasury 1.875% 2014	194,100	195,234
U.S. Treasury 1.875% 2014	25,000	25,072
U.S. Treasury 2.625% 2014	353,571	357,984
U.S. Treasury 2.625% 2014	150,000	152,182
U.S. Treasury 0.625% 2016	217,500	217,543
Bonds, notes & other debt instruments
	Principal amount	Value
U.S. Treasury bonds & notes — U.S. Treasury (continued)	(000)	(000)

U.S. Treasury 2.00% 2016	$135,000	$ 139,451
U.S. Treasury 4.50% 2016	58,500	63,564
U.S. Treasury 4.625% 2017	68,750	76,686
U.S. Treasury 2.625% 2018	45,500	47,740
U.S. Treasury 1.125% 2019	47,750	45,816
U.S. Treasury 1.625% 2022	439,250	395,909
U.S. Treasury 1.75% 2023	34,075	30,660
U.S. Treasury 2.50% 2023	390,600	374,425
U.S. Treasury 6.25% 2023	86,000	110,339
U.S. Treasury 6.375% 2027	149,500	198,122
U.S. Treasury 5.50% 2028	106,750	131,320
U.S. Treasury 5.25% 2029	15,000	18,016
U.S. Treasury 5.375% 2031	100,000	122,266
U.S. Treasury 4.50% 2036	104,882	116,352
U.S. Treasury 3.75% 2041	46,000	44,677
U.S. Treasury 3.125% 2043	278,250	237,294
U.S. Treasury 3.625% 2043	76,405	71,874
		4,065,632
U.S. Treasury inflation-protected securities[5] 1.23%

U.S. Treasury Inflation-Protected Security 1.875% 2015	108,071	113,981
U.S. Treasury Inflation-Protected Security 0.125% 2017	174,816	179,768
U.S. Treasury Inflation-Protected Security 0.125% 2018	78,812	80,400
U.S. Treasury Inflation-Protected Security 2.125% 2019	54,394	60,765
U.S. Treasury Inflation-Protected Security 0.375% 2023	234,450	225,964
U.S. Treasury Inflation-Protected Security 2.375% 2025	61,955	71,218
U.S. Treasury Inflation-Protected Security 0.75% 2042	51,823	41,648
U.S. Treasury Inflation-Protected Security 0.625% 2043	123,955	95,261
		869,005
Total U.S. Treasury bonds & notes		4,934,637
Mortgage-backed obligations[4] 5.99%

Fannie Mae 11.00% 2018	82	90
Fannie Mae 4.50% 2025	8,298	8,850
Fannie Mae 4.50% 2025	8,197	8,741
Fannie Mae, Series 2001-4, Class NA, 10.65% 2025[3]	29	32
Fannie Mae 2.50% 2026	8,349	8,307
Fannie Mae 2.50% 2027	39,780	39,518
Fannie Mae 2.50% 2027	37,672	37,424
Fannie Mae 2.50% 2027	2,684	2,661
Fannie Mae 2.50% 2027	2,396	2,375
Fannie Mae 2.50% 2027	2,198	2,178
Fannie Mae 2.50% 2027	1,324	1,312
Fannie Mae 2.50% 2027	1,079	1,070
Fannie Mae 2.50% 2027	1,068	1,058
Fannie Mae 3.00% 2027	56,912	58,249
Fannie Mae 3.00% 2027	48,184	49,317
Fannie Mae 3.00% 2027	26,096	26,710
Fannie Mae 2.50% 2028	120,812	119,743
Fannie Mae 2.50% 2028	81,611	80,897
Fannie Mae 2.50% 2028	32,579	32,294
Fannie Mae 2.50% 2028	29,476	29,215
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 2.50% 2028	$ 28,780	$ 28,591
Fannie Mae 2.50% 2028	19,124	18,955
Fannie Mae 2.50% 2028	13,214	13,097
Fannie Mae 2.50% 2028	9,478	9,394
Fannie Mae 2.50% 2028	6,987	6,941
Fannie Mae 2.50% 2028	3,022	3,000
Fannie Mae 2.50% 2028	2,969	2,947
Fannie Mae 2.50% 2028	2,886	2,865
Fannie Mae 2.50% 2028	2,871	2,845
Fannie Mae 2.50% 2028	1,987	1,970
Fannie Mae 2.50% 2028	1,211	1,202
Fannie Mae 2.50% 2028	962	955
Fannie Mae 2.50% 2028	530	526
Fannie Mae 3.00% 2028	101,778	104,166
Fannie Mae, Series 2001-20, Class D, 11.009% 2031[3]	21	22
Fannie Mae 5.50% 2033	5,951	6,553
Fannie Mae 5.50% 2033	5,248	5,781
Fannie Mae 5.50% 2033	612	673
Fannie Mae 4.50% 2034	22,134	23,580
Fannie Mae 5.00% 2035	2,397	2,621
Fannie Mae 5.50% 2035	2,583	2,847
Fannie Mae 5.50% 2035	1,398	1,540
Fannie Mae 6.50% 2035	4,739	5,350
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	2,531	2,323
Fannie Mae 5.50% 2036	575	633
Fannie Mae 5.50% 2036	507	557
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	4,735	5,226
Fannie Mae 6.00% 2036	1,681	1,860
Fannie Mae 2.233% 2037[3]	5,709	6,065
Fannie Mae 6.00% 2037	20,938	23,266
Fannie Mae 6.50% 2037	5,117	5,651
Fannie Mae 6.50% 2037	4,790	5,240
Fannie Mae 6.50% 2037	2,461	2,693
Fannie Mae 7.00% 2037	1,171	1,318
Fannie Mae 7.00% 2037	1,096	1,234
Fannie Mae 7.00% 2037	571	643
Fannie Mae 5.50% 2038	1,295	1,424
Fannie Mae 6.50% 2038	6,851	7,503
Fannie Mae 4.50% 2039	28,742	30,504
Fannie Mae 6.00% 2039	34,107	37,795
Fannie Mae 4.00% 2040	28,026	28,915
Fannie Mae 4.00% 2040	23,355	24,080
Fannie Mae 4.00% 2040	4,861	5,019
Fannie Mae 4.194% 2040[3]	2,815	2,983
Fannie Mae 4.395% 2040[3]	1,755	1,865
Fannie Mae 4.50% 2040	30,488	32,373
Fannie Mae 4.50% 2040	26,319	27,934
Fannie Mae 4.50% 2040	19,933	21,164
Fannie Mae 4.50% 2040	16,347	17,359
Fannie Mae 5.00% 2040	24,667	26,991
Fannie Mae 5.00% 2040	4,134	4,508
Fannie Mae 5.00% 2040	3,087	3,357
Fannie Mae 5.00% 2040	2,933	3,202
Fannie Mae 3.556% 2041[3]	17,225	17,906
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 4.00% 2041	$19,039	$19,648
Fannie Mae 4.00% 2041	16,181	16,697
Fannie Mae 4.00% 2041	14,660	15,128
Fannie Mae 4.00% 2041	14,444	14,902
Fannie Mae 4.00% 2041	9,222	9,503
Fannie Mae 4.00% 2041	8,428	8,702
Fannie Mae 4.00% 2041	4,936	5,097
Fannie Mae 4.00% 2041	4,075	4,208
Fannie Mae 4.00% 2041	2,809	2,901
Fannie Mae 4.50% 2041	44,783	47,541
Fannie Mae 4.50% 2041	12,011	12,750
Fannie Mae 4.50% 2041	11,692	12,419
Fannie Mae 4.50% 2041	9,186	9,754
Fannie Mae 5.00% 2041	5,359	5,857
Fannie Mae 5.00% 2041	4,847	5,296
Fannie Mae 5.00% 2041	4,514	4,932
Fannie Mae 5.00% 2041	3,369	3,682
Fannie Mae 5.00% 2041	3,177	3,474
Fannie Mae 5.00% 2041	2,969	3,247
Fannie Mae 5.00% 2041	2,309	2,525
Fannie Mae 5.00% 2041	1,895	2,072
Fannie Mae 5.00% 2041	961	1,044
Fannie Mae 5.00% 2041	882	964
Fannie Mae 5.00% 2041	814	889
Fannie Mae 5.00% 2041	419	458
Fannie Mae 5.00% 2041	392	428
Fannie Mae 5.00% 2041	377	413
Fannie Mae 5.00% 2041	254	278
Fannie Mae 5.00% 2041	160	175
Fannie Mae 5.00% 2041	117	127
Fannie Mae 5.00% 2041	73	80
Fannie Mae 5.00% 2041	41	44
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	331	386
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	258	291
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	430	504
Fannie Mae 3.50% 2042	26,832	26,691
Fannie Mae 3.50% 2042	7,520	7,487
Fannie Mae 4.00% 2042	42,381	43,754
Fannie Mae 4.00% 2042	34,220	35,312
Fannie Mae 4.00% 2042	31,578	32,585
Fannie Mae 4.00% 2042	19,424	20,046
Fannie Mae 4.00% 2042	18,394	18,951
Fannie Mae 4.00% 2042	13,828	14,277
Fannie Mae 4.00% 2042	11,898	12,275
Fannie Mae 4.00% 2042	11,826	12,215
Fannie Mae 4.00% 2042	11,308	11,670
Fannie Mae 4.00% 2042	5,915	6,098
Fannie Mae 4.00% 2042	3,244	3,346
Fannie Mae 4.00% 2042	3,137	3,234
Fannie Mae 5.00% 2042	666	725
Fannie Mae 5.00% 2042	515	559
Fannie Mae, Series 2002-W1, Class 2A, 6.68% 2042[3]	490	572
Fannie Mae 3.00% 2043	40,189	38,274
Fannie Mae 3.00% 2043	23,280	22,169
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 3.00% 2043	$ 11,877	$ 11,312
Fannie Mae 3.00% 2043	6,632	6,308
Fannie Mae 3.00% 2043	4,494	4,274
Fannie Mae 3.00% 2043	4,201	3,996
Fannie Mae 3.50% 2043	58,459	58,242
Fannie Mae 3.50% 2043	52,976	52,696
Fannie Mae 3.50% 2043	32,717	32,546
Fannie Mae 3.50% 2043	21,972	21,891
Fannie Mae 3.50% 2043	21,250	21,138
Fannie Mae 3.50% 2043	11,156	11,115
Fannie Mae 3.50% 2043	9,674	9,638
Fannie Mae 3.50% 2043	9,564	9,529
Fannie Mae 3.50% 2043	7,556	7,517
Fannie Mae 4.00% 2043	89,805	92,680
Fannie Mae 4.00% 2043	73,063	75,463
Fannie Mae 4.00% 2043	62,843	64,856
Fannie Mae 4.00% 2043	21,629	22,330
Fannie Mae 4.00% 2043	11,783	12,160
Fannie Mae 4.00% 2043	10,204	10,530
Fannie Mae 4.00% 2043	6,624	6,835
Fannie Mae 4.00% 2043	5,103	5,268
Fannie Mae 4.00% 2043	3,680	3,801
Fannie Mae 4.00% 2043	1,162	1,200
Fannie Mae 4.00% 2043	835	862
Fannie Mae 4.00% 2043	683	706
Fannie Mae 4.00% 2043	681	703
Fannie Mae 4.00% 2043	658	680
Fannie Mae 4.00% 2043	539	558
Fannie Mae 4.00% 2043	490	506
Fannie Mae 4.00% 2043	163	168
Fannie Mae 4.50% 2043	32,694	34,758
Fannie Mae 4.50% 2043	29,520	31,371
Fannie Mae 4.50% 2043	20,301	21,579
Fannie Mae 4.50% 2043	8,003	8,508
Fannie Mae 3.00% 2044	218,850	207,822
Fannie Mae 6.50% 2047	695	761
Fannie Mae 6.50% 2047	529	579
Fannie Mae 6.50% 2047	278	305
Fannie Mae 6.50% 2047	132	144
Fannie Mae 7.00% 2047	520	575
Fannie Mae 7.00% 2047	480	531
Fannie Mae 7.00% 2047	292	323
Fannie Mae 7.00% 2047	271	300
Fannie Mae 7.00% 2047	144	160
Fannie Mae 7.00% 2047	126	139
Fannie Mae 7.00% 2047	90	100
Fannie Mae 7.00% 2047	28	31
Government National Mortgage Assn. 10.00% 2021	187	205
Government National Mortgage Assn. 6.00% 2038	19,620	21,746
Government National Mortgage Assn. 6.50% 2038	9,573	10,739
Government National Mortgage Assn. 4.00% 2039	3,097	3,228
Government National Mortgage Assn. 4.00% 2039	3,075	3,205
Government National Mortgage Assn. 4.00% 2039	1,998	2,082
Government National Mortgage Assn. 4.00% 2040	19,131	20,048
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Government National Mortgage Assn. 4.00% 2040	$ 15,888	$ 16,562
Government National Mortgage Assn. 4.00% 2040	5,264	5,488
Government National Mortgage Assn. 4.00% 2040	4,894	5,121
Government National Mortgage Assn. 4.00% 2040	4,751	4,977
Government National Mortgage Assn. 4.00% 2040	3,143	3,276
Government National Mortgage Assn. 4.00% 2040	2,072	2,160
Government National Mortgage Assn. 4.00% 2041	37,453	39,057
Government National Mortgage Assn. 4.00% 2041	4,944	5,153
Government National Mortgage Assn. 4.00% 2041	2,757	2,874
Government National Mortgage Assn. 4.00% 2041	679	708
Government National Mortgage Assn. 4.00% 2043	158,007	164,566
Government National Mortgage Assn. 4.00% 2043	32,928	34,327
Government National Mortgage Assn. 4.00% 2043	21,647	22,565
Government National Mortgage Assn. 4.50% 2043	69,270	74,184
Freddie Mac, Series 2013-DN2, Class M-1, 1.618% 2023[3]	9,097	9,143
Freddie Mac, Series 2013-DN1, Class M-1, 3.565% 2023[3]	11,273	11,622
Freddie Mac 4.50% 2023	108	114
Freddie Mac 5.00% 2023	6,071	6,491
Freddie Mac 5.00% 2023	4,273	4,568
Freddie Mac 5.00% 2023	2,385	2,549
Freddie Mac 5.00% 2023	1,193	1,277
Freddie Mac 5.00% 2023	1,094	1,169
Freddie Mac 5.00% 2023	963	1,030
Freddie Mac 5.00% 2024	8,240	8,910
Freddie Mac 6.00% 2026	3,168	3,472
Freddie Mac 6.00% 2026	2,474	2,712
Freddie Mac 6.00% 2026	2,062	2,260
Freddie Mac 4.50% 2027	616	663
Freddie Mac 6.50% 2027	1,410	1,559
Freddie Mac 6.50% 2027	413	457
Freddie Mac 6.50% 2027	385	426
Freddie Mac 6.50% 2028	804	890
Freddie Mac 4.50% 2029	582	624
Freddie Mac 4.50% 2031	658	709
Freddie Mac, Series T-041, Class 3-A, 6.611% 2032[3]	2,242	2,542
Freddie Mac, Series 3061, Class PN, 5.50% 2035	3,847	4,207
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	6,012	5,533
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	4,268	3,952
Freddie Mac, Series 3233, Class PA, 6.00% 2036	10,996	12,181
Freddie Mac, Series 3318, Class JT, 5.50% 2037	8,293	9,021
Freddie Mac, Series 3312, Class PA, 5.50% 2037	8,056	8,764
Freddie Mac, Series 3272, Class PA, 6.00% 2037	6,392	7,040
Freddie Mac 6.00% 2038	3,724	4,112
Freddie Mac 6.00% 2038	600	662
Freddie Mac 4.50% 2040	24,229	25,713
Freddie Mac 4.50% 2040	1,090	1,156
Freddie Mac 4.50% 2041	2,610	2,771
Freddie Mac 4.50% 2041	2,550	2,707
Freddie Mac 4.50% 2041	1,169	1,241
Freddie Mac 4.50% 2041	898	952
Freddie Mac 4.50% 2041	839	890
Freddie Mac 4.50% 2041	542	574
Freddie Mac 4.00% 2043	46,481	47,912
Freddie Mac 4.00% 2043	1,927	1,986
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Freddie Mac 4.00% 2043	$ 1,341	$ 1,382
Freddie Mac 4.00% 2043	1,160	1,196
Freddie Mac 4.00% 2043	933	964
Freddie Mac 4.00% 2043	777	801
Freddie Mac 4.00% 2043	588	608
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.289% 2037[3]	10,306	10,314
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	5,583	5,671
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.81% 2043[3]	5,654	6,108
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.863% 2045[3]	16,835	18,406
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 2046[2]	15,005	15,662
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[2]	40,900	42,925
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.706% 2049[3]	32,990	36,688
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-C1, Class A-4, 5.716% 2051	19,517	21,462
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[3]	8,470	9,521
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,198	5,214
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	14,000	15,416
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.719% 2043[3]	26,846	29,390
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A-5, 5.50% 2047	10,000	11,070
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A-3, 5.733% 2049[3]	27,635	30,636
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A-M, 5.924% 2051[3]	17,000	18,814
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.82% 2038[3]	22,349	24,435
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	38,708	42,576
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	34,139	38,520
Banc of America Commercial Mortgage Inc., Series 2006-3, Class A-4, 5.889% 2044[3]	6,961	7,582
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[3]	6,788	7,181
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[3]	24,707	26,627
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	2,000	2,171
Banc of America Commercial Mortgage Inc., Series 2007-2, Class A-M, 5.633% 2049[3]	4,100	4,563
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.649% 2049[3]	13,569	15,013
Banc of America Commercial Mortgage Inc., Series 2008-1, Class A-4, 6.207% 2051[3]	30,000	34,270
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	32,860	35,836
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-3, 5.336% 2047	10,055	11,022
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A-M, 5.372% 2047	10,596	11,222
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-3, 5.43% 2040	28,561	31,505
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A-M, 6.114% 2040[3]	8,715	9,577
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.164% 2045[3]	11,575	13,251
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	837	891
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	525	571
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	709	763
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,266	1,392
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	4,230	4,481
CS First Boston Mortgage Securities Corp., Series 2007-C3, Class A-1-A-1, 5.683% 2039[3]	8,414	9,207
CS First Boston Mortgage Securities Corp., Series 2007-C5, Class A4, 5.695% 2040[3]	18,360	20,311
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.218% 2044[3]	9,250	9,814
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	23,965	26,176
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[2]	31,252	30,997
Hilton USA Trust, Series 2013-HLF, BFX, 3.367% 2030[2]	4,000	3,998
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[3]	8,203	8,895
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	23,192	25,634
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A-M, 5.406% 2044	4,500	4,900
Morgan Stanley Capital I Trust, Series 2007-IQ15, Class A-4, 5.91% 2049[3]	24,313	27,165
Aventura Mall Trust 3.743% 2032[2,3]	24,780	25,463
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-4, 5.694% 2050[3]	9,665	10,837
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-4, 5.70% 2050	6,250	7,035
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[4] (continued)	(000)	(000)

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A-M, 6.084% 2050[3]	$ 6,425	$ 7,301
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[2]	13,652	14,329
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 2046[2]	9,500	10,496
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	22,695	24,817
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	20,019	21,975
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.884% 2046[3]	9,726	10,688
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.894% 2049[3]	10,000	11,171
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[3]	20,000	21,377
Commonwealth Bank of Australia 0.75% 2017[2]	13,000	13,013
Commonwealth Bank of Australia 1.875% 2018[2]	5,700	5,608
Bank of Montreal 2.85% 2015[2]	17,000	17,581
National Australia Bank 1.25% 2018[2]	13,450	13,138
National Australia Bank 2.00% 2019[2]	3,800	3,747
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[2]	14,283	16,263
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.31% 2045[3]	14,389	14,431
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	13,051
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 2.616% 2035[3]	12,353	12,489
Westpac Banking Corp. 1.85% 2018[2]	7,000	6,879
Westpac Banking Corp. 1.375% 2019[2]	2,375	2,304
Commercial Mortgage Trust, Series 2013-LC13, Class A-5, 4.205% 2046	8,620	8,901
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A-4, 5.858% 2050[3]	8,000	8,880
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.839% 2044[3]	7,316	8,131
Citigroup Commercial Mortgage Trust, Series 2013-CG15, Class A-4, 4.371% 2046	6,637	6,929
Norddeutsche Landesbank 2.00% 2019[2]	5,400	5,338
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 2.686% 2033[3]	3,064	3,017
Northern Rock PLC 5.625% 2017[2]	2,025	2,297
Barclays Bank PLC 2.25% 2017[2]	2,225	2,296
Royal Bank of Canada 2.00% 2019	2,300	2,290
Sparebank 1 Boligkreditt AS 1.75% 2020[2]	2,400	2,280
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[2,3]	1,368	1,384
Connecticut Avenue Securities, Series 2013-C01, Class M-1, 2.165% 2023[2,3]	975	980
		4,248,545
Federal agency bonds & notes 1.18%

Freddie Mac 1.75% 2015	22,425	22,951
Freddie Mac 2.50% 2016	83,400	87,294
Freddie Mac 1.00% 2017	114,000	113,388
Freddie Mac 0.75% 2018	25,000	24,326
Freddie Mac, Series K711, Class A2, multifamily 1.73% 2019[4]	20,000	19,383
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[4]	13,765	13,291
Freddie Mac, Series K710, Class A2, multifamily 1.883% 2019[4]	16,115	15,818
Freddie Mac, Series K709, Class A2, multifamily 2.086% 2019[4]	10,300	10,210
Freddie Mac, Series KGRP, Class A, multifamily 0.546% 2020[3,4]	9,200	9,217
Freddie Mac, Series KF02, Class A-3, multifamily 0.795% 2020[3,4]	4,167	4,174
Freddie Mac 1.375% 2020	27,000	25,325
Freddie Mac, Series KS01, Class A1, multifamily 1.693% 2022[4]	5,644	5,561
Freddie Mac, Series K019, Class A2, multifamily 2.272% 2022[4]	16,000	14,876
Freddie Mac, Series K023, Class A2, multifamily 2.307% 2022[4]	17,995	16,601
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022[4]	16,555	15,468
Freddie Mac, Series K025, Class A2, multifamily 2.682% 2022[4]	15,904	15,087
Freddie Mac, Series K030, Class A1, multifamily 2.779% 2022[4]	18,718	19,132
Freddie Mac, Series K035, Class A1, multifamily 2.615% 2023[4]	7,050	7,070
Freddie Mac, Series K027, Class A2, multifamily 2.637% 2023[4]	14,500	13,625
Freddie Mac, Series K034, Class A-1, multifamily 2.669% 2023[4]	17,450	17,563
Bonds, notes & other debt instruments
	Principal amount	Value
Federal agency bonds & notes (continued)	(000)	(000)

Freddie Mac, Series K028, Class A2, multifamily 3.111% 2023[4]	$19,600	$ 19,119
Freddie Mac, Series K034, Class A-2, multifamily 3.531% 2023[3,4]	5,975	5,979
Fannie Mae 0.50% 2016	70,500	70,516
Fannie Mae 1.875% 2018	61,960	62,281
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019[4]	16,665	16,621
Fannie Mae, Series 2012-M17, Class A2, multifamily 2.184% 2022[4]	18,500	16,883
Fannie Mae, Series 2012-M14, Class A2, multifamily 2.301% 2022[3,4]	8,570	7,888
Fannie Mae, Series 2012-M9, Class A2, multifamily 2.482% 2022[4]	21,843	20,582
Fannie Mae, Series 2012-M5, Class A2, multifamily 2.715% 2022[4]	14,000	13,467
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	24,642	24,093
Fannie Mae 6.25% 2029	8,400	10,504
Federal Home Loan Bank 0.625% 2016	15,860	15,781
Federal Home Loan Bank 1.875% 2020	25,660	24,790
Federal Home Loan Bank 3.375% 2023	16,840	16,660
CoBank, ACB 0.843% 2022[2,3]	23,425	21,685
Tennessee Valley Authority, Series A, 3.875% 2021	5,000	5,277
Tennessee Valley Authority, Series B, 3.50% 2042	5,750	4,538
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	5,800	5,681
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.82% 2032[4]	4,285	4,266
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 0% 2016	866	866
United States Government-Guaranteed Certificates of Participation,
Overseas Private Investment Corp, 3.49% 2029[4,6]	845	824
		838,661
Bonds & notes of governments & government agencies outside the U.S. 0.12%

Israeli Government 3.15% 2023	35,000	33,525
Polish Government 5.25% 2014	2,500	2,502
Polish Government 6.375% 2019	14,350	16,807
France Government Agency-Guaranteed, Société Finance 2.875% 2014[2]	10,460	10,649
Latvia (Republic of) 2.75% 2020	10,500	10,067
FMS Wertmanagement 1.625% 2018	5,000	4,931
Swedish Export Credit Corp. 2.875% 2023[2]	3,000	2,942
Europe Government Agency-Guaranteed, Dexia Credit Local 1.25% 2016[2]	2,300	2,299
		83,722
Asset-backed obligations[4] 0.11%

Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[2]	20,535	20,917
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[2]	16,000	15,977
Trade Maps Ltd., 2013-1-A-A, 0.87% 2018[2,3,6]	11,320	11,341
Trade Maps Ltd., 2013-1-A-B, 1.42% 2018[2,3,6]	2,220	2,232
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 0.96% 2034[3]	9,810	9,113
Utility Debt Securitization Auth., Series 2013-T, 2.042% 2021	3,510	3,478
Utility Debt Securitization Auth., Series 2013-T, 3.435% 2025	2,625	2,589
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[3]	1,129	1,190
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,764	1,796
CWABS, Inc., Series 2004-BC1, Class M-1, 0.915% 2034[3]	2,803	2,659
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,471	1,526
Appalachian Consumer Rate Relief Funding LLC, Series 2013-1, Class A-2, 3.77% 2031	1,310	1,277
		74,095
Bonds, notes & other debt instruments
	Principal amount	Value
Municipals 0.05%	(000)	(000)

State of California, Los Angeles Community College District (County of Los Angeles),
General Obligation Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	$ 15,000	$ 18,653
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	14,500	14,184
		32,837
Miscellaneous 0.08%

Other bonds, notes & other debt instruments in initial period of acquisition		56,712
Total bonds, notes & other debt instruments (cost: $16,200,683,000)		16,324,733
Short-term securities 3.15%

Federal Home Loan Bank 0.055%–0.16% due 1/22–9/16/2014	715,662	715,441
Freddie Mac 0.065%–0.19% due 1/21–9/16/2014	623,900	623,612
Fannie Mae 0.10%–0.13% due 4/23–8/1/2014	155,000	154,942
U.S. Treasury Bills 0.095%–0.133% due 5/15–8/21/2014	127,500	127,450
Coca-Cola Co. 0.11%–0.14% due 1/23–4/21/2014[2]	116,800	116,785
General Electric Capital Corp. 0.05%–0.17% due 1/2–2/12/2014	112,500	112,494
ExxonMobil Corp. 0.08% due 1/22/2014	68,800	68,794
Jupiter Securitization Co., LLC 0.24% due 1/14/2014[2]	40,000	39,997
Chariot Funding, LLC 0.30% due 2/21/2014[2]	10,300	10,298
IBM Corp. 0.05% due 1/22/2014[2]	50,000	49,998
Walt Disney Co. 0.07% due 2/28/2014[2]	50,000	49,994
National Rural Utilities Cooperative Finance Corp. 0.10% due 1/31/2014	47,000	46,996
Abbott Laboratories 0.13% due 1/6/2014[2]	45,000	45,000
Pfizer Inc 0.11% due 3/10/2014[2]	31,000	30,996
Wells Fargo & Co. 0.22% due 6/17/2014	30,000	29,958
Paccar Financial Corp. 0.05% due 1/29/2014	15,000	14,999
Total short-term securities (cost: $2,237,621,000)		2,237,754
Total investment securities (cost: $49,863,524,000)		70,875,422
Other assets less liabilities		12,475
Net assets		$70,887,897

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,570,045,000, which represented 2.21% of the net assets of the fund.
[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,397,000, which represented .02% of the net assets of the fund.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-011-0214O-S37690

Summary investment portfolio December 31, 2013

Investment mix by security type	Percent of net assets

Common stocks 73.77%	Shares	Value (000)	Percent of net assets
Financials 14.08%
Wells Fargo & Co.	42,215,000	$1,916,561	2.70%
American Express Co.	16,224,000	1,472,004	2.08
Berkshire Hathaway Inc., Class A1	6,500	1,156,350	1.63
Goldman Sachs Group, Inc.	4,196,700	743,907	1.05
JPMorgan Chase & Co.	11,921,000	697,140	.98
ACE Ltd.	5,650,000	584,945	.83
Citigroup Inc.	9,500,000	495,045	.70
Weyerhaeuser Co.[1]	12,815,242	404,577	.57
Other securities		2,510,051	3.54
		9,980,580	14.08

Consumer discretionary 11.75%
Amazon.com, Inc.[1]	5,668,000	2,260,342	3.19
Home Depot, Inc.	25,580,000	2,106,257	2.97
Comcast Corp., Class A	20,310,000	1,055,409	1.49
Walt Disney Co.	8,000,000	611,200	.86
VF Corp.	7,000,000	436,380	.62
Other securities		1,858,350	2.62
		8,327,938	11.75

Industrials 11.21%
Boeing Co.	14,025,000	1,914,272	2.70
Union Pacific Corp.	5,795,000	973,560	1.37
Lockheed Martin Corp.	6,392,037	950,240	1.34
General Electric Co.	29,600,000	829,688	1.17
Parker-Hannifin Corp.	4,100,000	527,424	.74
Deere & Co.	5,640,000	515,101	.73
Caterpillar Inc.	5,300,000	481,293	.68
Cummins Inc.	3,077,200	433,793	.61
United Technologies Corp.	3,680,000	418,784	.59
Other securities		903,231	1.28
		7,947,386	11.21

Information technology 8.58%
Microsoft Corp.	52,450,000	1,963,203	2.77
Texas Instruments Inc.	25,365,000	1,113,777	1.57
ASML Holding NV (New York registered)	3,812,080	357,192
ASML Holding NV	1,470,405	137,634	.70
Google Inc., Class A1	415,000	465,095	.66
TE Connectivity Ltd.	6,905,000	380,535	.54
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	21,800,000	380,192	.53
Other securities		1,285,557	1.81
		6,083,185	8.58

12	American Balanced Fund

	Shares	Value (000)	Percent of net assets
Health care 7.62%
Merck & Co., Inc.	25,730,000	$1,287,786	1.82%
Bristol-Myers Squibb Co.	17,240,000	916,306	1.29
UnitedHealth Group Inc.	9,295,000	699,913	.99
Pfizer Inc.	22,320,000	683,662	.96
Gilead Sciences, Inc.[1]	7,440,000	559,116	.79
Johnson & Johnson	5,200,000	476,268	.67
Other securities		780,637	1.10
		5,403,688	7.62

Consumer staples 7.03%
Philip Morris International Inc.	13,200,000	1,150,116	1.62
Procter & Gamble Co.	10,130,000	824,683	1.16
PepsiCo, Inc.	9,693,800	804,004	1.14
Nestlé SA	8,880,000	650,035
Nestlé SA (ADR)	1,000,000	73,590	1.02
Costco Wholesale Corp.	5,677,326	675,658	.95
Other securities		801,325	1.14
		4,979,411	7.03

Energy 5.72%
Royal Dutch Shell PLC, Class B (ADR)	9,158,000	687,857	.97
Chevron Corp.	4,817,000	601,692	.85
Enbridge Inc.	10,222,600	446,523	.63
Kinder Morgan, Inc.	11,070,000	398,520	.56
Other securities		1,921,031	2.71
		4,055,623	5.72

Materials 3.09%
Dow Chemical Co.	12,980,000	576,312	.81
E.I. du Pont de Nemours and Co.	6,750,000	438,547	.62
Other securities		1,175,410	1.66
		2,190,269	3.09

Other 1.35%
Other securities		955,264	1.35

Miscellaneous 3.34%
Other common stocks in initial period of acquisition		2,369,792	3.34

Total common stocks (cost: $31,404,220,000)		52,293,136	73.77

Preferred stocks 0.03%
Miscellaneous 0.03%
Other preferred stocks in initial period of acquisition		19,799	.03

Total preferred stocks (cost: $21,000,000)		19,799	.03

Bonds, notes & other debt instruments 23.03%	Principal amount (000)
Corporate bonds & notes 8.54%
Financials 2.75%
Goldman Sachs Group, Inc. 2.90%–5.75% 2016–2023	$160,400	167,508	.24
Wells Fargo & Co. 1.25%–4.60% 2016–2021	93,500	97,523	.14
JPMorgan Chase & Co. 1.625%–3.45% 2016–2023	74,500	73,374	.10
Berkshire Hathaway Inc. 2.00%–2.90% 2016–2020	60,840	61,468	.09
American Express Co. 6.15% 2017	22,800	26,316	.04
Other securities		1,522,325	2.14
		1,948,514	2.75

Consumer staples 1.13%
PepsiCo, Inc. 2.50%–7.90% 2015–2018	47,000	51,802	.07
Philip Morris International Inc. 1.875%–3.60% 2019–2023	42,695	40,398	.06
Procter & Gamble Co. 1.45% 2016	13,460	13,664	.02
Other securities		692,261	.98
		798,125	1.13

American Balanced Fund	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)	Percent of net assets
Energy 1.04%
Shell International Finance BV 1.125%–2.00% 2017–2018	$38,715	$38,457	.05%
Other securities		697,166	.99
		735,623	1.04

Industrials 0.78%
General Electric Co. 0.85%–6.00% 2014–2042[2]	216,105	220,214	.31
Union Pacific Corp. 3.646%–5.70% 2018–2024[3]	31,950	33,318	.05
Boeing Company 0.95% 2018	12,000	11,513	.02
Other securities		290,612	.40
		555,657	.78

Consumer discretionary 0.70%
Comcast Corp. 5.30%–6.95% 2014–2037	67,750	77,771	.11
Home Depot, Inc. 4.40%–5.95% 2021–2041	30,000	33,624	.05
Other securities		385,005	.54
		496,400	.70

Health care 0.61%
UnitedHealth Group Inc. 6.00% 2017–2018	57,170	65,909	.09
Other securities		365,630	.52
		431,539	.61

Other corporate bonds & notes 1.53%
Other securities		1,089,666	1.53

Total corporate bonds & notes		6,055,524	8.54

U.S. Treasury bonds & notes 6.96%
U.S. Treasury 5.73%
0.25% 2014	455,714	456,097
0.75% 2014	435,715	437,009	5.73
1.625% 2022	439,250	395,909
0.625%–6.375% 2014–2043	2,683,133	2,776,617
		4,065,632	5.73

U.S. Treasury inflation-protected securities[4] 1.23%
0.125%–2.375% 2015–2043	888,276	869,005	1.23

Total U.S. Treasury bonds & notes		4,934,637	6.96

Mortgage-backed obligations[5] 5.99%
Fannie Mae 0%–11.009% 2018–2047[2]	2,446,015	2,492,203	3.52
Freddie Mac 0%–6.611% 2023–2043[2]	198,833	209,512	.29
Other securities		1,546,830	2.18
		4,248,545	5.99

Federal agency bonds & notes 1.18%
Freddie Mac 0.546%–3.531% 2015–2023[2,5]	500,763	495,458	.70
Fannie Mae 0.50%–6.25% 2016–2029[2,5]	245,080	242,835	.34
Federal Home Loan Bank 0.625%–3.375% 2016–2023	58,360	57,231	.08
Other securities		43,137	.06
		838,661	1.18

Other 0.28%
Other securities		190,654	.28

Miscellaneous 0.08%
Other bonds, notes & other debt instruments in initial period of acquisition		56,712	.08

Total bonds, notes & other debt instruments (cost: $16,200,683,000)		16,324,733	23.03

14	American Balanced Fund

Short-term securities 3.15%	Principal amount (000)	Value (000)	Percent of net assets
Federal Home Loan Bank 0.055%–0.16% due 1/22–9/16/2014	$715,662	$715,441	1.01%
Freddie Mac 0.065%–0.19% due 1/21–9/16/2014	623,900	623,612	.88
Fannie Mae 0.10%–0.13% due 4/23–8/1/2014	155,000	154,942	.22
U.S. Treasury Bills 0.095%–0.133% due 5/15–8/21/2014	127,500	127,450	.18
General Electric Capital Corp. 0.05%–0.17% due 1/2–2/12/2014	112,500	112,494	.16
Jupiter Securitization Co., LLC 0.24% due 1/14/2014[3]	40,000	39,997
Chariot Funding, LLC 0.30% due 2/21/2014[3]	10,300	10,298	.07
Pfizer Inc 0.11% due 3/10/2014[3]	31,000	30,996	.04
Wells Fargo & Co. 0.22% due 6/17/2014	30,000	29,958	.04
Other securities		392,566	.55

Total short-term securities (cost: $2,237,621,000)		2,237,754	3.15
Total investment securities (cost: $49,863,524,000)		70,875,422	99.98
Other assets less liabilities		12,475	.02

Net assets		$70,887,897	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio, including securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,397,000, which represented .02% of the net assets of the fund.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,570,045,000, which represented 2.21% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

American Balanced Fund	15

Financial statements

Statement of assets and liabilities at December 31, 2013	(dollars in thousands)

Assets:
Investment securities, at value (cost: $49,863,524)		$70,875,422
Cash		69
Receivables for:
Sales of investments	$946,475
Sales of fund’s shares	124,749
Dividends and interest	200,890	1,272,114
		72,147,605
Liabilities:
Payables for:
Purchases of investments	1,007,810
Repurchases of fund’s shares	206,271
Investment advisory services	13,842
Services provided by related parties	26,931
Trustees’ deferred compensation	3,929
Other	925	1,259,708
Net assets at December 31, 2013		$70,887,897

Net assets consist of:
Capital paid in on shares of beneficial interest		$49,886,096
Undistributed net investment income		45,929
Accumulated net realized loss		(56,249)
Net unrealized appreciation		21,012,121
Net assets at December 31, 2013		$70,887,897

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (2,905,367 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$42,735,112	1,750,103	$24.42
Class B	821,201	33,703	24.37
Class C	5,247,215	215,893	24.30
Class F-1	2,470,486	101,221	24.41
Class F-2	767,879	31,458	24.41
Class 529-A	2,598,881	106,569	24.39
Class 529-B	107,512	4,404	24.41
Class 529-C	840,943	34,500	24.38
Class 529-E	134,445	5,515	24.38
Class 529-F-1	101,469	4,163	24.37
Class R-1	150,682	6,205	24.28
Class R-2	1,304,133	53,676	24.30
Class R-3	3,212,299	132,091	24.32
Class R-4	3,993,621	163,777	24.38
Class R-5	2,492,202	101,997	24.43
Class R-6	3,909,817	160,092	24.42

See Notes to Financial Statements

16	American Balanced Fund

Statement of operations for the year ended December 31, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $14,327)	$1,022,038
Interest	398,305	$1,420,343
Fees and expenses*:
Investment advisory services	149,567
Distribution services	203,713
Transfer agent services	72,308
Administrative services	15,844
Reports to shareholders	2,265
Registration statement and prospectus	973
Trustees’ compensation	1,065
Auditing and legal	146
Custodian	571
Other	3,663	450,115
Net investment income		970,228

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain (loss) on:
Investments	1,873,952
Currency transactions	(872)	1,873,080
Net unrealized appreciation on:
Investments	9,504,390
Currency translations	185	9,504,575
Net realized gain and unrealized appreciation on investments and currency		11,377,655

Net increase in net assets resulting from operations		$12,347,883

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31
	2013	2012
Operations:
Net investment income	$970,228	$978,422
Net realized gain on investments and currency transactions	1,873,080	2,101,912
Net unrealized appreciation on investments and currency translations	9,504,575	3,852,666
Net increase in net assets resulting from operations	12,347,883	6,933,000

Dividends paid to shareholders from net investment income	(1,016,591)	(977,344)

Net capital share transactions	3,682,825	503,635

Total increase in net assets	15,014,117	6,459,291

Net assets:
Beginning of year	55,873,780	49,414,489
End of year (including undistributed net investment income: $45,929 and $79,783, respectively)	$70,887,897	$55,873,780

See Notes to Financial Statements

American Balanced Fund	17

Notes to financial statements

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

18	American Balanced Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The

American Balanced Fund	19

investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2013 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$9,980,580	$—	$—	$9,980,580
Consumer discretionary	8,327,938	—	—	8,327,938
Industrials	7,947,386	—	—	7,947,386
Information technology	6,083,185	—	—	6,083,185
Health care	5,403,688	—	—	5,403,688
Consumer staples	4,979,411	—	—	4,979,411
Energy	4,055,623	—	—	4,055,623
Materials	2,190,269	—	—	2,190,269
Other	955,264	—	—	955,264
Miscellaneous	2,369,792	—	—	2,369,792
Preferred stocks	19,799	—	—	19,799
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	6,055,524	—	6,055,524
U.S. Treasury bonds & notes	—	4,934,637	—	4,934,637
Mortgage-backed obligations	—	4,248,545	—	4,248,545
Federal agency bonds & notes	—	838,661	—	838,661
Other	—	190,654	—	190,654
Miscellaneous	—	56,712	—	56,712
Short-term securities	—	2,237,754	—	2,237,754
Total	$52,312,935	$18,562,487	$—	$70,875,422

*	Securities with a value of $1,107,260,000, which represented 1.56% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

20	American Balanced Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/ or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Balanced Fund	21

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010 and by state tax authorities for tax years before 2009.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; paydowns on fixed-income securities; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended December 31, 2013, the fund reclassified $12,584,000 from accumulated net realized loss to undistributed net investment income and $75,000 from undistributed net investment income to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $1,810,298,000.

As of December 31, 2013, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$50,640
Undistributed long-term capital gains	80,439
Gross unrealized appreciation on investment securities	21,384,358
Gross unrealized depreciation on investment securities	(509,949)
Net unrealized appreciation on investment securities	20,874,409
Cost of investment securities	50,001,013

22	American Balanced Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended December 31
Share class	2013	2012
Class A	$652,292	$641,065
Class B	8,009	15,571
Class C	43,012	49,332
Class F-1	33,091	25,793
Class F-2	11,288	7,506
Class 529-A	37,869	36,800
Class 529-B	894	1,576
Class 529-C	6,380	7,193
Class 529-E	1,684	1,725
Class 529-F-1	1,669	1,528
Class R-1	1,279	1,506
Class R-2	12,038	13,722
Class R-3	40,498	41,191
Class R-4	61,020	50,016
Class R-5	45,056	40,820
Class R-6	60,512	42,000
Total	$1,016,591	$977,344

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.210% on such assets in excess of $71 billion. For the year ended December 31, 2013, the investment advisory services fee was $149,567,000, which was equivalent to an annualized rate of 0.236% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

American Balanced Fund	23

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the year ended December 31, 2013, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$92,619	$46,248	$3,853	Not applicable
Class B	9,415	1,173	Not applicable	Not applicable
Class C	47,783	5,639	2,396	Not applicable
Class F-1	4,844	2,267	971	Not applicable
Class F-2	Not applicable	685	290	Not applicable
Class 529-A	5,231	2,120	1,179	$2,307
Class 529-B	1,199	123	60	118
Class 529-C	7,657	732	385	754
Class 529-E	618	78	62	122
Class 529-F-1	—	82	46	89
Class R-1	1,389	143	70	Not applicable
Class R-2	9,244	3,755	622	Not applicable
Class R-3	14,652	4,418	1,472	Not applicable
Class R-4	9,062	3,679	1,815	Not applicable
Class R-5	Not applicable	1,150	1,147	Not applicable
Class R-6	Not applicable	16	1,476	Not applicable
Total class-specific expenses	$203,713	$72,308	$15,844	$3,390

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,065,000 in the fund’s statement of operations includes $408,000 in current fees (either paid in cash or deferred)and a net increase of $657,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

24	American Balanced Fund

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2013

Class A	$5,771,710	257,019	$638,399	28,228	$(4,829,974)	(215,037)	$1,580,135	70,210
Class B	28,456	1,275	7,915	353	(512,404)	(23,120)	(476,033)	(21,492)
Class C	1,085,377	48,422	41,910	1,864	(1,071,709)	(47,809)	55,578	2,477
Class F-1	953,519	42,210	32,319	1,425	(359,799)	(15,964)	626,039	27,671
Class F-2	339,973	15,053	9,980	440	(103,614)	(4,571)	246,339	10,922
Class 529-A	353,333	15,775	37,862	1,677	(314,364)	(14,003)	76,831	3,449
Class 529-B	4,298	192	894	40	(54,165)	(2,423)	(48,973)	(2,191)
Class 529-C	125,242	5,596	6,377	283	(122,695)	(5,469)	8,924	410
Class 529-E	18,834	840	1,684	75	(20,477)	(909)	41	6
Class 529-F-1	20,468	910	1,669	74	(18,738)	(840)	3,399	144
Class R-1	45,246	2,057	1,273	57	(41,530)	(1,868)	4,989	246
Class R-2	305,186	13,736	12,032	536	(392,794)	(17,617)	(75,576)	(3,345)
Class R-3	809,579	36,322	40,465	1,798	(780,292)	(34,843)	69,752	3,277
Class R-4	1,267,150	57,206	61,018	2,703	(984,030)	(43,663)	344,138	16,246
Class R-5	551,314	24,580	45,053	1,991	(561,872)	(24,996)	34,495	1,575
Class R-6	1,519,961	67,390	60,512	2,664	(347,726)	(15,363)	1,232,747	54,691
Total net increase (decrease)	$13,199,646	588,583	$999,362	44,208	$(10,516,183)	(468,495)	$3,682,825	164,296

Year ended December 31, 2012

Class A	$4,502,559	229,859	$625,483	31,607	$(5,268,947)	(268,065)	$(140,905)	(6,599)
Class B	39,307	2,022	15,320	779	(849,109)	(43,720)	(794,482)	(40,919)
Class C	578,325	29,628	47,737	2,424	(1,029,078)	(52,881)	(403,016)	(20,829)
Class F-1	617,641	31,605	25,155	1,270	(295,386)	(15,008)	347,410	17,867
Class F-2	158,930	8,048	6,627	334	(60,218)	(3,069)	105,339	5,313
Class 529-A	361,529	18,494	36,792	1,861	(265,372)	(13,499)	132,949	6,856
Class 529-B	7,203	371	1,576	80	(72,927)	(3,741)	(64,148)	(3,290)
Class 529-C	120,563	6,172	7,190	364	(113,974)	(5,819)	13,779	717
Class 529-E	18,181	928	1,725	87	(18,106)	(922)	1,800	93
Class 529-F-1	24,921	1,272	1,528	77	(13,584)	(691)	12,865	658
Class R-1	30,006	1,542	1,501	76	(51,190)	(2,611)	(19,683)	(993)
Class R-2	313,814	16,118	13,712	697	(376,195)	(19,303)	(48,669)	(2,488)
Class R-3	708,104	36,294	41,160	2,087	(744,628)	(38,062)	4,636	319
Class R-4	1,214,962	61,671	50,012	2,526	(687,947)	(34,977)	577,027	29,220
Class R-5	674,969	34,246	40,816	2,058	(408,465)	(20,625)	307,320	15,679
Class R-6	646,120	32,698	42,000	2,119	(216,707)	(10,974)	471,413	23,843
Total net increase (decrease)	$10,017,134	510,968	$958,334	48,446	$(10,471,833)	(533,967)	$503,635	25,447

* Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,417,500,000 and $27,578,579,000, respectively, during the year ended December 31, 2013.

American Balanced Fund	25

Financial highlights

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets	Ratio of net income to average net assets[2]
Class A:
Year ended 12/31/2013	$20.40	$.36	$4.04	$4.40	$(.38)	$24.42	21.73%	$42,735	.61%	1.62%
Year ended 12/31/2012	18.21	.38	2.19	2.57	(.38)	20.40	14.19	34,272	.63	1.94
Year ended 12/31/2011	17.93	.36	.32	.68	(.40)	18.21	3.82	30,716	.62	1.97
Year ended 12/31/2010	16.21	.40	1.68	2.08	(.36)	17.93	13.02	31,409	.63	2.42
Year ended 12/31/2009	13.78	.40	2.44	2.84	(.41)	16.21	21.08	29,675	.67	2.80
Class B:
Year ended 12/31/2013	20.35	.19	4.03	4.22	(.20)	24.37	20.81	821	1.36	.86
Year ended 12/31/2012	18.16	.23	2.19	2.42	(.23)	20.35	13.35	1,123	1.38	1.17
Year ended 12/31/2011	17.87	.22	.33	.55	(.26)	18.16	3.08	1,745	1.38	1.21
Year ended 12/31/2010	16.16	.28	1.66	1.94	(.23)	17.87	12.12	2,573	1.38	1.66
Year ended 12/31/2009	13.73	.29	2.44	2.73	(.30)	16.16	20.24	3,305	1.43	2.06
Class C:
Year ended 12/31/2013	20.31	.19	4.00	4.19	(.20)	24.30	20.72	5,247	1.41	.83
Year ended 12/31/2012	18.13	.22	2.18	2.40	(.22)	20.31	13.30	4,334	1.42	1.14
Year ended 12/31/2011	17.85	.21	.32	.53	(.25)	18.13	3.00	4,247	1.42	1.17
Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	17.85	12.11	4,576	1.43	1.61
Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	16.14	20.16	4,429	1.45	2.02
Class F-1:
Year ended 12/31/2013	20.39	.36	4.03	4.39	(.37)	24.41	21.70	2,471	.66	1.58
Year ended 12/31/2012	18.21	.38	2.18	2.56	(.38)	20.39	14.13	1,500	.64	1.94
Year ended 12/31/2011	17.92	.36	.33	.69	(.40)	18.21	3.87	1,014	.63	1.96
Year ended 12/31/2010	16.21	.40	1.67	2.07	(.36)	17.92	12.95	895	.63	2.41
Year ended 12/31/2009	13.78	.41	2.44	2.85	(.42)	16.21	21.13	885	.64	2.85
Class F-2:
Year ended 12/31/2013	20.39	.41	4.04	4.45	(.43)	24.41	21.99	768	.41	1.83
Year ended 12/31/2012	18.21	.43	2.18	2.61	(.43)	20.39	14.40	419	.40	2.18
Year ended 12/31/2011	17.92	.40	.33	.73	(.44)	18.21	4.12	277	.40	2.19
Year ended 12/31/2010	16.21	.44	1.67	2.11	(.40)	17.92	13.21	228	.40	2.63
Year ended 12/31/2009	13.78	.43	2.45	2.88	(.45)	16.21	21.41	164	.41	2.87
Class 529-A:
Year ended 12/31/2013	20.38	.34	4.03	4.37	(.36)	24.39	21.60	2,599	.70	1.53
Year ended 12/31/2012	18.19	.36	2.19	2.55	(.36)	20.38	14.12	2,101	.71	1.86
Year ended 12/31/2011	17.91	.34	.33	.67	(.39)	18.19	3.75	1,751	.70	1.89
Year ended 12/31/2010	16.19	.39	1.68	2.07	(.35)	17.91	12.97	1,589	.69	2.35
Year ended 12/31/2009	13.77	.39	2.43	2.82	(.40)	16.19	20.97	1,291	.73	2.73
Class 529-B:
Year ended 12/31/2013	20.39	.17	4.02	4.19	(.17)	24.41	20.63	108	1.49	.74
Year ended 12/31/2012	18.19	.21	2.19	2.40	(.20)	20.39	13.24	134	1.50	1.05
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	18.19	2.95	180	1.49	1.09
Year ended 12/31/2010	16.19	.26	1.66	1.92	(.21)	17.90	11.99	244	1.48	1.56
Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	16.19	20.09	284	1.53	1.95
Class 529-C:
Year ended 12/31/2013	20.37	.17	4.03	4.20	(.19)	24.38	20.68	841	1.48	.76
Year ended 12/31/2012	18.19	.21	2.18	2.39	(.21)	20.37	13.19	694	1.49	1.08
Year ended 12/31/2011	17.90	.20	.33	.53	(.24)	18.19	3.00	607	1.48	1.11
Year ended 12/31/2010	16.19	.26	1.67	1.93	(.22)	17.90	12.03	583	1.48	1.57
Year ended 12/31/2009	13.76	.28	2.44	2.72	(.29)	16.19	20.10	507	1.52	1.94
Class 529-E:
Year ended 12/31/2013	20.37	.29	4.02	4.31	(.30)	24.38	21.31	134	.95	1.29
Year ended 12/31/2012	18.18	.31	2.19	2.50	(.31)	20.37	13.84	112	.97	1.60
Year ended 12/31/2011	17.90	.30	.32	.62	(.34)	18.18	3.47	98	.97	1.62
Year ended 12/31/2010	16.19	.35	1.66	2.01	(.30)	17.90	12.59	92	.97	2.07
Year ended 12/31/2009	13.76	.35	2.44	2.79	(.36)	16.19	20.71	80	1.02	2.45

26	American Balanced Fund

		Income from investment operations[1]
	Net asset value, beginning of period	Net investment income[2]	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2]
Class 529-F-1:
Year ended 12/31/2013	$20.36	$.39	$4.03	$4.42	$(.41)	$24.37	21.88%	$101	.48%		1.76%
Year ended 12/31/2012	18.18	.41	2.18	2.59	(.41)	20.36	14.32	82	.49		2.09
Year ended 12/31/2011	17.90	.38	.33	.71	(.43)	18.18	3.98	61	.48		2.11
Year ended 12/31/2010	16.19	.43	1.67	2.10	(.39)	17.90	13.15	57	.47		2.57
Year ended 12/31/2009	13.76	.42	2.44	2.86	(.43)	16.19	21.31	42	.52		2.93
Class R-1:
Year ended 12/31/2013	20.29	.19	4.01	4.20	(.21)	24.28	20.76	151	1.39		.84
Year ended 12/31/2012	18.12	.23	2.17	2.40	(.23)	20.29	13.28	121	1.40		1.16
Year ended 12/31/2011	17.83	.22	.33	.55	(.26)	18.12	3.09	126	1.40		1.19
Year ended 12/31/2010	16.13	.27	1.66	1.93	(.23)	17.83	12.10	135	1.40		1.65
Year ended 12/31/2009	13.71	.29	2.43	2.72	(.30)	16.13	20.22	120	1.43		2.03
Class R-2:
Year ended 12/31/2013	20.30	.20	4.02	4.22	(.22)	24.30	20.87	1,304	1.34		.90
Year ended 12/31/2012	18.13	.23	2.18	2.41	(.24)	20.30	13.31	1,158	1.37		1.20
Year ended 12/31/2011	17.85	.22	.32	.54	(.26)	18.13	3.05	1,079	1.38		1.21
Year ended 12/31/2010	16.14	.27	1.67	1.94	(.23)	17.85	12.14	1,128	1.40		1.64
Year ended 12/31/2009	13.72	.29	2.43	2.72	(.30)	16.14	20.14	1,054	1.47		1.99
Class R-3:
Year ended 12/31/2013	20.32	.29	4.02	4.31	(.31)	24.32	21.33	3,212	.94		1.30
Year ended 12/31/2012	18.14	.32	2.18	2.50	(.32)	20.32	13.83	2,617	.95		1.62
Year ended 12/31/2011	17.86	.30	.32	.62	(.34)	18.14	3.50	2,331	.95		1.64
Year ended 12/31/2010	16.15	.35	1.67	2.02	(.31)	17.86	12.64	2,408	.94		2.10
Year ended 12/31/2009	13.73	.36	2.43	2.79	(.37)	16.15	20.73	2,326	.97		2.49
Class R-4:
Year ended 12/31/2013	20.37	.36	4.02	4.38	(.37)	24.38	21.68	3,994	.65		1.60
Year ended 12/31/2012	18.19	.38	2.18	2.56	(.38)	20.37	14.14	3,006	.64		1.94
Year ended 12/31/2011	17.91	.35	.33	.68	(.40)	18.19	3.80	2,152	.65		1.94
Year ended 12/31/2010	16.19	.40	1.68	2.08	(.36)	17.91	13.01	2,007	.65		2.39
Year ended 12/31/2009	13.76	.40	2.44	2.84	(.41)	16.19	21.09	1,736	.67		2.75
Class R-5:
Year ended 12/31/2013	20.41	.43	4.03	4.46	(.44)	24.43	22.04	2,492	.34		1.89
Year ended 12/31/2012	18.22	.44	2.19	2.63	(.44)	20.41	14.51	2,050	.35		2.23
Year ended 12/31/2011	17.94	.41	.32	.73	(.45)	18.22	4.11	1,544	.35		2.24
Year ended 12/31/2010	16.22	.45	1.68	2.13	(.41)	17.94	13.32	1,545	.35		2.69
Year ended 12/31/2009	13.79	.45	2.43	2.88	(.45)	16.22	21.44	1,332	.37		3.19
Class R-6:
Year ended 12/31/2013	20.40	.44	4.03	4.47	(.45)	24.42	22.12	3,910	.29		1.95
Year ended 12/31/2012	18.21	.45	2.19	2.64	(.45)	20.40	14.57	2,151	.30		2.28
Year ended 12/31/2011	17.93	.42	.32	.74	(.46)	18.21	4.16	1,486	.30		2.30
Year ended 12/31/2010	16.21	.46	1.67	2.13	(.41)	17.93	13.38	1,063	.30		2.75
Period from 5/1/2009 to 12/31/2009[4,5]	13.64	.30	2.61	2.91	(.34)	16.21	21.52	590	.33	[6]	2.94	[6]

	Year ended December 31
	2013	2012	2011	2010	2009
Portfolio turnover rate for all share classes	55%	54%	47%	37%	46%

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.04 and .25 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Class R-6 shares were offered beginning May 1, 2009.
[6]	Annualized.

See Notes to Financial Statements

American Balanced Fund	27

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Balanced Fund:

We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the summary investment portfolio, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Balanced Fund as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
February 10, 2014

American Balanced Fund

Part C

Other Information

Item 28. Exhibits for Registration Statement (1940 Act No. 002-10758 and 1933 Act No. 811-00066)

(a)	Articles of Incorporation – Certificate of Trust and Agreement and Declaration of Trust – previously filed (see P/E Amendment No. 102 filed 2/26/10); and Amended and Restated Agreement and Declaration of Trust dated 12/6/12 – previously filed (see P/E Amendment No. 107 filed 2/27/13)

(b)	By-laws – By-laws – previously filed (see P/E Amendment No. 102 filed 2/26/10)

(c)	Instruments Defining Rights of Security Holders – Form of Share Certificate – previously filed (see P/E Amendment No. 89 filed 3/9/01)

(d)	Investment Advisory Contracts – Investment Advisory and Service Agreement dated 3/1/10 – previously filed (see P/E Amendment No. 102 filed 2/26/10)

(e)	Underwriting Contracts – Form of Principal Underwriting Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Amendment to Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 103 filed 3/1/11); Form of Amendment to Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 103 filed 3/1/11); Form of Amendment to Selling Group Agreement effective 5/18/12 – previously filed (see P/E Amendment No. 107 filed 2/27/13); Form of Amendment to the Selling Group Agreement effective 9/14/12 – previously filed (see P/E Amendment No. 107 filed 2/27/13); Form of Bank/Trust Company Selling Group Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 103 filed 3/1/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 103 filed 3/1/11); Form of Amendment to Bank/Trust Company Selling Group Agreement effective 5/18/12 – previously filed (see P/E Amendment No. 107 filed 2/27/13); Form of Amendment to the Bank/Trust Company Selling Group Agreement effective 9/14/12 – previously filed (see P/E Amendment No. 107 filed 2/27/13); Form of Class F Share Participation Agreement effective 3/1/10 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Amendment to Class F Share Participation Agreement effective 12/1/10 – previously filed (see P/E Amendment No. 103 filed 3/1/11); Form of Amendment to Class F Share Participation Agreement effective 2/1/11 – previously filed (see P/E Amendment No. 103 filed 3/1/11); Form of Amendment to Class F Share Participation Agreement effective 5/18/12 – previously filed (see P/E Amendment No. 107 filed 2/27/13); Form of Bank/Trust Company Participation Agreement for Class F Shares effective 3/1/10 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 12/1/10 – previously filed (see P/E Amendment No. 103 filed 3/1/11); Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 2/1/11 – previously filed (see P/E Amendment No. 103 filed 3/1/11); and

Form of Amendment to Bank/Trust Company Participation Agreement for Class F Shares effective 5/18/12 – previously filed (see P/E Amendment No. 107 filed 2/27/13)

(f)	Bonus or Profit Sharing Contracts – Deferred Compensation Plan effective 3/21/13

(g)	Custodian Agreements – Form of Global Custody Agreement dated 12/21/06 – previously filed (see P/E Amendment No. 96 filed 2/28/07)

(h) Other Material Contracts – Form of Indemnification Agreement – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Agreement and Plan of Reorganization dated 8/24/09 – previously filed (see P/E Amendment No. 102 filed 2/26/10); Form of Amended and Restated Shareholder Services Agreement dated 1/1/12 – previously filed (see P/E Amendment No.105 filed 2/29/12); and Form of Amended and Restated Administrative Services Agreement dated 1/1/12 – previously filed (see P/E Amendment No. 105 filed 2/29/12)

(i)	Legal Opinion - Legal Opinion – previously filed (see P/E Amendment No. 102 filed 2/26/10)

(j)	Other Opinions – Consent of Independent Registered Public Accounting Firm

(k)	Omitted Financial Statements - none

(l)	Initial Capital Agreements - not applicable to this filing

(m)	Rule 12b-1 Plan –Forms of Plans of Distribution for Classes A, B, C, F-1, 529-A, 529-B, 529-C, 529-E, 529-F-1 and R-1, R-2, R-3 and R-4 dated 3/1/2010 – previously filed (see P/E Amendment No. 102 filed 2/26/10)

(n)	Rule 18f-3 Plan – Form of Amended and Restated Multiple Class Plan dated 1/1/12 – previously filed (see P/E Amendment No. 105 filed 2/29/12)

(o)	Reserved

(p)	Code of Ethics – Code of Ethics for The Capital Group Companies dated December 2013 and Code of Ethics for Registrant

Item 29. Persons Controlled by or under Common Control with the Fund

None

Item 30. Indemnification

The Registrant is a joint-insured under Investment Adviser/Mutual Fund Errors and Omissions Policies, which insure its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

Article 8 of the Registrant’s Declaration of Trust as well as the indemnification agreements that the Registrant has entered into with each of its trustees who is not an “interested person” of the Registrant (as defined under the Investment Company Act of 1940, as amended), provide in effect that the Registrant will indemnify its officers and trustees against any liability or expenses actually and reasonably incurred by such person in any proceeding arising out of or in connection with his or her service to the Registrant, to the fullest extent permitted by applicable law, subject to certain conditions. In accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940, as amended, and their respective terms, these provisions do not protect any person against any liability to the Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant will comply with the indemnification requirements contained in the Investment Company Act of 1940, as amended, and Release Nos. 7221 (June 9, 1972) and 11330 (September 4, 1980).

Item 31. Business and Other Connections of the Investment Adviser

None

Item 32. Principal Underwriters

(a) American Funds Distributors, Inc. is the Principal Underwriter of shares of: AMCAP Fund, American Balanced Fund, American Funds College Target Date Series, American Funds Corporate Bond Fund, American Funds Developing World Growth and Income Fund, American Funds Fundamental Investors, American Funds Global Balanced Fund, American Funds Global High-Income Opportunities Fund, The American Funds Income Series, American Funds Inflation Linked Bond Fund; American Funds Money Market Fund, American Funds Mortgage Fund, American Funds Portfolio Series, American Funds Short-Term Tax-Exempt Bond Fund, American Funds Target Date Retirement Series, American Funds Tax-Exempt Fund of New York, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, American High-Income Trust, American Mutual Fund, The Bond Fund of America, Capital Group Emerging Markets Total Opportunities Fund, Capital Income Builder, Capital Group Private Client Services Funds, Capital World Bond Fund, Capital World Growth and Income Fund, Emerging Markets Growth Fund, Inc., EuroPacific Growth Fund, The Growth Fund of America, The Income Fund of America, Intermediate Bond Fund of America, International Growth and Income Fund, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, New World Fund, Inc., Short-Term Bond Fund of America, SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America and Washington Mutual Investors Fund

(b)

	(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Registrant
IRV	Laurie M. Allen	Director and Senior Vice President	None
LAO	Dianne L. Anderson	Vice President	None
LAO	William C. Anderson	Director, Senior Vice President and Director of Investment Services	None
LAO	Dion T. Angelopoulos	Assistant Vice President	None
LAO	T. Patrick Bardsley	Vice President	None
LAO	Shakeel A. Barkat	Senior Vice President	None
LAO	Brad A. Barrett	Director	None
IRV	Carl R. Bauer	Vice President	None
LAO	Brett A. Beach	Assistant Vice President	None
LAO	Jerry R. Berg	Regional Vice President	None

LAO	John A. Blanchard	Senior Vice President	None
LAO	Marek Blaskovic	Regional Vice President	None
LAO	Roger J. Bianco, Jr.	Vice President	None
LAO	Gerard M. Bockstie, Jr.	Senior Vice President	None
LAO	Jonathan W. Botts	Vice President	None
LAO	Bill Brady	Director and Senior Vice President	None
LAO	Mick L. Brethower	Senior Vice President	None
LAO	C. Alan Brown	Vice President	None
LAO	Gary D. Bryce	Regional Vice President	None
LAO	Sheryl M. Burford	Assistant Vice President	None
LAO	Steven Calabria	Vice President	None
LAO	Thomas E. Callahan	Vice President	None
SNO	Susan H. Campbell	Vice President	None
LAO	James D. Carter	Vice President	None
LAO	Brian C. Casey	Senior Vice President	None
LAO	Christopher J. Cassin	Senior Vice President	None
LAO	Denise M. Cassin	Director, Senior Vice President and Director of Individual Investor Business	None
LAO	Craig L. Castner	Regional Vice President	None
LAO	Christopher M. Cefalo	Regional Vice President	None
LAO	David D. Charlton	Director, Senior Vice President and Director of Marketing	None
LAO	Thomas M. Charon	Senior Vice President	None

LAO	Paul A. Cieslik	Vice President	None
LAO	Kevin G. Clifford	Director, Chairman, President and Chief Executive Officer	None
LAO	Ruth M. Collier	Senior Vice President	None
LAO	Christopher M. Conwell	Vice President	None
LAO	Charles H. Cote	Vice President	None
LAO	Michael D. Cravotta	Assistant Vice President	None
LAO	Joseph G. Cronin	Vice President	None
LAO	D. Erick Crowdus	Vice President	None
LAO	Katherine Randall Danella	Assistant Vice President	None
LAO	Brian M. Daniels	Vice President	None
LAO	William F. Daugherty	Senior Vice President	None
LAO	Shane L. Davis	Regional Vice President	None
LAO	Peter J. Deavan	Vice President	None
LAO	Guy E. Decker	Senior Vice President	None
LAO	Renee A. Degner	Regional Vice President	None
LAO	Daniel J. Delianedis	Senior Vice President	None
LAO	James W. DeLouise	Assistant Vice President	None
LAO	Hedy B. Donahue	Assistant Vice President	None
LAO	Michael J. Downer	Director	None
LAO	Ryan T. Doyle	Regional Vice President	None
LAO	Alan J. Dumas	Regional Vice President	None
LAO	Bryan K. Dunham	Regional Vice President	None
LAO	Kevin C. Easley	Regional Vice President	None

LAO	Damian Eckstein	Regional Vice President	None
LAO	Timothy L. Ellis	Senior Vice President	None
LAO	John M. Fabiano	Regional Vice President	None
LAO	Lorna Fitzgerald	Vice President	None
LAO	William F. Flannery	Senior Vice President	None
LAO	John R. Fodor	Director and Executive Vice President	None
SFO	Cheryl E. Frank	Director	None
LAO	Charles L. Freadhoff	Vice President	None
LAO	Daniel B. Frick	Senior Vice President	None
SNO	Arturo V. Garcia, Jr.	Assistant Vice President	None
LAO	Brian K. Geiger	Regional Vice President	None
LAO	J. Christopher Gies	Senior Vice President	None
LAO	Pamela A. Gillett	Regional Vice President	None
LAO	Robert E. Greeley, Jr.	Regional Vice President	None
LAO	Jeffrey J. Greiner	Senior Vice President	None
LAO	Eric M. Grey	Senior Vice President	None
LAO	E. Renee Grimm	Regional Vice President	None
IRV	Steven Guida	Director and Senior Vice President	None
LAO	Susan L. Hallock Smith	Vice President	None
IND	Thomas P. Halloran	Regional Vice President	None
LAO	David R. Hanna	Regional Vice President	None
LAO	Derek S. Hansen	Vice President	None

LAO	John R. Harley	Senior Vice President	None
LAO	Robert J. Hartig, Jr.	Senior Vice President	None
LAO	Craig W. Hartigan	Vice President	None
LAO	Heidi Horwitz-Marcus	Director and Senior Vice President	None
LAO	Kevin B. Hughes	Vice President	None
LAO	David K. Hummelberg	Director and Senior Vice President, Treasurer and Controller	None
LAO	Jeffrey K. Hunkins	Regional Vice President	None
LAO	Marc Ialeggio	Vice President	None
IND	David K. Jacocks	Assistant Vice President	None
LAO	W. Chris Jenkins	Vice President	None
LAO	Daniel J. Jess II	Regional Vice President	None
IND	Jameel S. Jiwani	Regional Vice President	None
LAO	Linda Johnson	Vice President	None
LAO	Brendan M. Jonland	Regional Vice President	None
LAO	David G. Jordt	Regional Vice President	None
LAO	Marc J. Kaplan	Vice President	None
LAO	John P. Keating	Senior Vice President	None
LAO	Brian G. Kelly	Senior Vice President	None
LAO	Christopher J. Kennedy	Regional Vice President	None
LAO	Ryan C. Kidwell	Vice President	None
LAO	Christopher W. Kilroy	Senior Vice President	None
LAO	Mark Kistler	Vice President	None

NYO	Dorothy Klock	Senior Vice President	None
LAO	Stephen J. Knutson	Assistant Vice President	None
IRV	Elizabeth K. Koster	Vice President	None
LAO	Christopher F. Lanzafame	Vice President	None
IRV	Laura Lavery	Vice President	None
LAO	R. Andrew LeBlanc	Director and Senior Vice President	None
LAO	Matthew N. Leeper	Regional Vice President	None
LAO	Clay M. Leveritt	Regional Vice President	None
LAO	Susan B. Lewis	Assistant Vice President	None
LAO	Lorin E. Liesy	Vice President	None
LAO	Louis K. Linquata	Senior Vice President	None
LAO	James M. Maher	Regional Vice President	None
LAO	Brendan T. Mahoney	Senior Vice President	None
LAO	Nathan G. Mains	Vice President	None
LAO	Mark A. Marinella	Senior Vice President	None
LAO	Dana C. McCollum	Vice President	None
LAO	Joseph A. McCreesh, III	Vice President	None
LAO	Ross M. McDonald	Regional Vice President	None
LAO	Timothy W. McHale	Secretary	None
LAO	Will McKenna	Vice President	None
LAO	Scott M. Meade	Senior Vice President	None
LAO	David A. Merrill	Assistant Vice President	None
LAO	William C. Miller, Jr.	Senior Vice President	None

LAO	William T. Mills	Vice President	None
LAO	Sean C. Minor	Regional Vice President	None
LAO	James R. Mitchell III	Vice President	None
LAO	Charles L. Mitsakos	Senior Vice President	None
LAO	Linda M. Molnar	Vice President	None
LAO	Jon Christian Nicolazzo	Regional Vice President	None
LAO	Earnest M. Niemi	Regional Vice President	None
LAO	Jack Nitowitz	Vice President	None
LAO	William E. Noe	Senior Vice President	None
LAO	Matthew P. O’Connor	Director and Executive Vice President	None
LAO	Peter A. Olsen	Regional Vice President	None
LAO	Jonathan H. O’Flynn	Vice President	None
LAO	Jeffrey A. Olson	Vice President	None
LAO	Thomas A. O’Neil	Vice President	None
LAO	Shawn M. O’Sullivan	Vice President	None
IND	Lance T. Owens	Regional Vice President	None
LAO	Rodney Dean Parker II	Regional Vice President	None
LAO	W. Burke Patterson, Jr.	Senior Vice President	None
LAO	Gary A. Peace	Senior Vice President	None
LAO	David K. Petzke	Senior Vice President	None
IRV	John H. Phelan, Jr.	Director	None
LAO	Joseph M. Piccolo	Regional Vice President	None
LAO	Keith A. Piken	Vice President	None

LAO	Carl S. Platou	Senior Vice President	None
LAO	Charles R. Porcher	Vice President	None
SNO	Richard P. Prior	Senior Vice President	None
LAO	Steven J. Quagrello	Vice President	None
LAO	Mike Quinn	Senior Vice President	None
SNO	John P. Raney	Vice President	None
LAO	James P. Rayburn	Vice President	None
LAO	Rene M. Reincke	Vice President	None
LAO	Jeffrey Robinson	Vice President	None
LAO	Suzette M. Rothberg	Senior Vice President	None
LAO	James F. Rothenberg	Director	None
LAO	Romolo D. Rottura	Senior Vice President	None
LAO	Shane A. Russell	Regional Vice President	None
LAO	William M. Ryan	Vice President	None
LAO	Dean B. Rydquist	Director, Senior Vice President and Chief Compliance Officer	None
LAO	Richard A. Sabec, Jr.	Senior Vice President	None
LAO	Paul V. Santoro	Senior Vice President	None
LAO	Keith A. Saunders	Regional Vice President	None
LAO	Joseph D. Scarpitti	Senior Vice President	None
IRV	MaryAnn Scarsone	Assistant Vice President	None
LAO	Kim D. Schmidt	Assistant Vice President	None
LAO	David L. Schroeder	Vice President	None
LAO	James J. Sewell III	Senior Vice President	None

LAO	Arthur M. Sgroi	Senior Vice President	None
LAO	Michael J. Sheldon	Vice President	None
LAO	Brad Short	Vice President	None
LAO	Nathan W. Simmons	Vice President	None
LAO	Connie F. Sjursen	Vice President	None
LAO	Jerry L. Slater	Senior Vice President	None
LAO	Matthew Smith	Assistant Vice President	None
SNO	Stacy D. Smolka	Vice President	None
LAO	J. Eric Snively	Vice President	None
LAO	Therese L. Soullier	Vice President	None
LAO	Kristen J. Spazafumo	Vice President	None
LAO	Mark D. Steburg	Senior Vice President	None
LAO	Michael P. Stern	Senior Vice President	None
LAO	Andrew J. Strandquist	Regional Vice President	None
NYO	Andrew B. Suzman	Director	None
LAO	Libby J. Syth	Vice President	None
LAO	David R. Therrien	Assistant Vice President	None
LAO	Gary J. Thoma	Senior Vice President	None
LAO	John B. Thomas	Vice President	None
LAO	Mark R. Threlfall	Vice President	None
IND	James P. Toomey	Vice President	None
LAO	Luke N. Trammell	Vice President	None
IND	Christopher E. Trede	Vice President	None

LAO	David E. Unanue	Senior Vice President	None
LAO	Scott W. Ursin-Smith	Senior Vice President	None
LAO	Patrick D. Vance	Regional Vice President	None
SNO	Cindy Vaquiax	Vice President	None
LAO	Srinkanth Vemuri	Vice President	None
LAO	J. David Viale	Senior Vice President	None
DCO	Bradley J. Vogt	Director	None
LAO	Jon N. Wainman	Regional Vice President	None
LAO	Sherrie S. Walling	Assistant Vice President	None
SNO	Chris L. Wammack	Assistant Vice President	None
LAO	Thomas E. Warren	Senior Vice President	None
LAO	George J. Wenzel	Senior Vice President	None
LAO	Adam B. Whitehead	Regional Vice President	None
LAO	Steven C. Wilson	Vice President	None
LAO	Steven Wilson	Vice President	None
LAO	Kurt A. Wuestenberg	Senior Vice President	None
LAO	Jason P. Young	Senior Vice President	None
LAO	Jonathan A. Young	Senior Vice President	None

__________

DCO	Business Address, 3000 K Street N.W., Suite 230, Washington, DC 20007-5140
GVO-1	Business Address, 3 Place des Bergues, 1201 Geneva, Switzerland
HRO	Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
IND	Business Address, 12811 North Meridian Street, Carmel, IN 46032
IRV	Business Address, 6455 Irvine Center Drive, Irvine, CA 92618
LAO	Business Address, 333 South Hope Street, Los Angeles, CA 90071
LAO-W	Business Address, 11100 Santa Monica Blvd., 15th Floor, Los Angeles, CA 90025
NYO	Business Address, 630 Fifth Avenue, 36th Floor, New York, NY 10111
SFO	Business Address, One Market, Steuart Tower, Suite 2000, San Francisco, CA 94105
SNO	Business Address, 3500 Wiseman Boulevard, San Antonio, TX 78251

(c) None

Item 33. Location of Accounts and Records

Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Registrant’s investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, 6455 Irvine Center Drive, Irvine, California 92618; and/or 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 6455 Irvine Center Drive, Irvine, California 92618; 12811 North Meridian Street, Carmel, Indiana 46032; 14636 North Scottsdale Road, Scottsdale, Arizona 85254; 3500 Wiseman Boulevard, San Antonio, Texas 78251; and 5300 Robin Hood Road, Norfolk, Virginia 23513.

Registrant’s records covering portfolio transactions are maintained and kept by its custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, New York 10017-2070.

Item 34. Management Services

None

Item 35. Undertakings

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and County of San Francisco, and State of California on the 26th day of February, 2014.

AMERICAN BALANCED FUND

By: /s/ Patrick F. Quan

(Patrick F. Quan, Secretary)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on February 26, 2014, by the following persons in the capacities indicated.

	Signature	Title
(1)	Principal Executive Officer:
	/s/ Gregory D. Johnson	Vice Chairman of the Board
(Gregory D. Johnson)

(2)	Principal Financial Officer and Principal Accounting Officer:
	/s/ Jeffrey P. Regal	Treasurer
(Jeffrey P. Regal)

(3)	Trustees:
	William H. Baribault*	Trustee
	Vanessa C.L. Chang*	Trustee
	Linda Griego*	Trustee
	/s/ Gregory D. Johnson	Vice Chairman and Trustee
(Gregory D. Johnson)
	Leonade D. Jones*	Trustee
	William D. Jones*	Trustee
	James J. Postl*	Trustee
	Margaret Spellings*	Trustee
	Isaac Stein*	Chairman of the Board (Independent and Non-Executive)
*By: /s/ Patrick F. Quan
(Patrick F. Quan, Attorney-in-Fact, Powers of Attorney enclosed)

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of Rule 485(b).

/s/ Katherine H. Newhall

(Katherine H. Newhall, Counsel)

POWER OF ATTORNEY

I, William H. Baribault, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ William H. Baribault

William H. Baribault, Board member

POWER OF ATTORNEY

I, Vanessa C. L. Chang, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	EuroPacific Growth Fund (File No. 002-83847, File No. 811-03734)
-	EuroPacific Growth Fund
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	New Perspective Fund (File No. 002-47749, File No. 811-02333)
-	New World Fund, Inc. (File No. 333-67455, File No. 811-09105)
-	American Funds New World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian C. Janssen Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Vanessa C. L. Chang

Vanessa C. L. Chang, Board member

POWER OF ATTORNEY

I, Linda Griego, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Linda Griego

Linda Griego, Board member

POWER OF ATTORNEY

I, Leonade D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Fundamental Investors (File No. 002-10760, File No. 811-00032)
-	Capital Income Builder (File No. 033-12967, File No. 811-05085)
-	Capital World Growth and Income Fund (File No. 033-54444, File No. 811-07338)
-	The Growth Fund of America (File No. 002-14728, File No. 811-00862)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The New Economy Fund (File No. 002-83848, File No. 811-03735)
-	The New Economy Fund
-	SMALLCAP World Fund, Inc. (File No. 033-32785, File No. 811-05888)
-	SMALLCAP World Fund

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal Neal F. Wellons

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Leonade D. Jones

Leonade D. Jones, Board member

POWER OF ATTORNEY

I, William D. Jones, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	AMCAP Fund (File No. 002-26516, File No. 811-01435)
-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global Balanced Fund (File No. 333-170605, File No. 811-22496)
-	American Mutual Fund (File No. 002-10607, File No. 811-00572)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	The Investment Company of America (File No. 002-10811, File No. 811-00116)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Brian D. Bullard Jeffrey P. Regal Ari M. Vinocor

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ William D. Jones

William D. Jones, Board member

POWER OF ATTORNEY

I, James J. Postl, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ James J. Postl

James J. Postl, Board member

POWER OF ATTORNEY

I, Margaret Spellings, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds College Target Date Series (File No. 333-180729, File No. 811-22692)
-	American Funds Corporate Bond Fund (File No. 333-183929, File No. 811-22744)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	American Funds Global High-Income Opportunities Fund (File No. 333-183930, File No. 811-22745)
-	The American Funds Income Series – U.S. Government Securities Fund (File No. 002-98199, File No. 811-04318)
-	American Funds Inflation Linked Bond Fund (File No. 333-183931, File No. 811-22746)
-	American Funds Insurance Series (File No. 002-86838, File No. 811-03857)
-	American Funds Money Market Fund (File No. 333-157162, File No. 811-22277)
-	American Funds Mortgage Fund (File No. 333-168595, File No. 811-22449)
-	American Funds Portfolio Series (File No. 333-178936, File No. 811-22656)
-	American Funds Short-Term Tax-Exempt Bond Fund (File No. 033-26431, File No. 811-05750)
-	American Funds Target Date Retirement Series (File No. 333-138648, File No. 811-21981)
-	American Funds Tax-Exempt Fund of New York (File No. 333-168594, File No. 811-22448)
-	The American Funds Tax-Exempt Series II – The Tax-Exempt Fund of California (File No. 033-06180, File No. 811-04694)
-	American High-Income Municipal Bond Fund (File No. 033-80630, File No. 811-08576)
-	American High-Income Trust (File No. 033-17917, File No. 811-05364)
-	The Bond Fund of America (File No. 002-50700, File No. 811-02444)
-	Capital World Bond Fund (File No. 033-12447, File No. 811-05104)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	Intermediate Bond Fund of America (File No. 033-19514, File No. 811-05446)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)
-	Limited Term Tax-Exempt Bond Fund of America (File No. 033-66214, File No. 811-07888)
-	Short-Term Bond Fund of America (File No. 333-135770, File No. 811-21928)
-	The Tax-Exempt Bond Fund of America (File No. 002-49291, File No. 811-02421)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Karl C. Grauman Brian C. Janssen Dori Laskin Gregory F. Niland Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Margaret Spellings

Margaret Spellings, Board member

POWER OF ATTORNEY

I, Isaac Stein, the undersigned Board member of the following registered investment companies (collectively, the “Funds”):

-	American Balanced Fund (File No. 002-10758, File No. 811-00066)
-	American Funds Developing World Growth and Income Fund (File No. 333-190913, File No. 811-22881)
-	The Income Fund of America (File No. 002-33371, File No. 811-01880)
-	International Growth and Income Fund (File No. 333-152323, File No. 811-22215)

hereby revoke all previous powers of attorney I have signed and otherwise act in my name and behalf in matters involving the Funds and do hereby constitute and appoint

Vincent P. Corti Steven I. Koszalka Patrick F. Quan Michael W. Stockton Courtney R. Taylor Jennifer L. Butler Julie E. Lawton Raymond F. Sullivan, Jr.	Jeffrey P. Regal

each of them singularly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, any and all subsequent Amendments, or Post-Effective Amendments to said Registration Statement on Form N-1A or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940 as amended, and all related requirements of the U. S. Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

EXECUTED at Irvine, CA , this 9th day of September, 2013.

(City, State)

/s/ Isaac Stein

Isaac Stein, Board member